Sunstone Financial Group, Inc.
                            207 East Buffalo Street
                                   Suite 400
                              Milwaukee, WI 53202

                              Phone  414/271-5885
                              Fax    414/271-9717

November 27, 1996

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Northern Funds - Registration Nos. 33-73404; 811-8236
----------------------------------------------------------

Dear Sir or Madam:

On behalf of the above-named registrant, we hereby file the Funds' Semi-Annual Report to Shareholders for the period ended September 30, 1996; pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended.

Please telephone the undersigned at (414) 271-5885 should you have any questions regarding this filing.

Sincerely,
/s/ Elyce D. Dilworth
---------------------
Elyce D. Dilworth
Senior Financial Analyst

EDD/sl

cc:  Jim Grassi (paper copy)
     Jeff Dalke (paper copy)



                                 NORTHERN FUNDS

                               SEMI-ANNUAL REPORT
                               September 30, 1996

TABLE OF CONTENTS
                                                                 Page
Abbreviations and Other Information...............................  1

Money Market Funds
  Statements of Assets and Liabilities ............................ 2
  Statements of Operations ........................................ 3
  Statements of Changes in Net Assets ............................. 4
  Financial Highlights ............................................ 6
  Schedules of Investments
     Money Market Fund............................................. 8
     U.S. Government Money Market Fund............................ 11
     Municipal Money Market Fund.................................. 12
     U.S. Government Select Money Market Fund..................... 21
     California Municipal Money Market Fund....................... 22

Fixed Income Funds
  Statements of Assets and Liabilities ........................... 24
  Statements of Operations ....................................... 25
  Statements of Changes in Net Assets ............................ 26
  Financial Highlights ........................................... 28
  Schedules of Investments
     U.S. Government Fund......................................... 31
     Fixed Income Fund............................................ 32
     Intermediate Tax-Exempt Fund................................. 34
     Florida Intermediate Tax-Exempt Fund......................... 40
     Tax-Exempt Fund.............................................. 41
     International Fixed Income Fund.............................. 44

Equity Funds
  Statements of Assets and Liabilities ........................... 46
  Statements of Operations ....................................... 47
  Statements of Changes in Net Assets ............................ 48
  Financial Highlights ........................................... 50
  Schedules of Investments
     Income Equity Fund........................................... 53
     Growth Equity Fund........................................... 56
     Select Equity Fund........................................... 58
     Small Cap Fund............................................... 60
     International Growth Equity Fund............................. 74
     International Select Equity Fund............................. 77
     Technology Fund.............................................. 79

Notes to the Financial Statements................................. 81


ABBREVIATIONS AND
OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Maturity dates represent the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for these types of securities.

EXPLANATION OF ABBREVIATIONS
USED THROUGHOUT THE
SCHEDULES OF INVESTMENTS

ACES      Automatically Convertible
          Equity Security

ADP       Automated Data Processing

ADR       American Depository Receipt

AMBAC     American Municipal Bond
          Assurance Corp.

AMT       Alternative Minimum Tax

BAN       Bond Anticipation Note

BTP       Banker's Trust Partnership

CGIC      Capital Guaranty
          Insurance Co.

COLLD.    Collateralized

COP       Certificates of Participation

CP        Commercial Paper

FFCB      Federal Farm Credit Bank

FGIC      Financial Guaranty
          Insurance Corp.

FHA       Federal Housing Authority

FHLB      Federal Home Loan Bank

FHLMC     Federal Home Loan
          Mortgage Corp.

FMTN      Floating Medium Term Note

FNMA      Federal National Mortgage
          Association

FRN       Floating Rate Note

FSA       Financial Security Assurance

G.O.      General Obligation

GIC       Guaranteed Investment
          Contract

GNMA      Government National
          Mortgage Association

GTD.      Guaranteed

HFA       Housing Finance Agency

IDA       Industrial Development
          Authority

IDB       Industrial Development Bond

IDR       Industrial Development Revenue

I.O.      Interest Only

LOC       Letter of Credit

MBIA      Municipal Bond Insurance
          Association

MTN       Medium Term Note
PCR       Pollution Control Revenue

P-FLOATS  Puttable Floating Rate Security

P.O.      Principal Only

PRSV      Preservation Project

PSF       Permanent School Fund

RAC       Revenue Anticipation
          Certificate

RAN       Revenue Anticipation Note

RAW       Revenue Anticipation Warrant

REMIC     Real Estate Mortgage
          Investment Conduit

SFM       Single Family Mortgage

SLMA      Student Loan Marketing
          Association

SOC GEN   Societe Generale

STRYPES   Structured Yield Product
          Exchangeable for Stock

TAN       Tax Anticipation Note

TAW       Tax Anticipation Warrant

TOB       Tender Option Bond

TOCR      Tender Option Custodial Receipt

TRAN      Tax and Revenue
          Anticipation Note

TVA       Tennessee Valley Authority

VRDN      Variable Rate Demand Note

*         Non-Income Producing Security



                                NOT FDIC-INSURED

                                 May lose value
                               No bank guarantee

Northern Funds are not insured or guaranteed by the U.S. government, nor can there be any assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

Shares of Northern Funds are distributed by Sunstone Financial Group, Inc., an independent third-party distributor, and sold by The Northern Trust Company and its affiliates.



STATEMENTS OF ASSETS AND LIABILITIES September 30, 1996 (Unaudited) MONEY MARKET FUNDS

                                                               U.S.
                                           U.S.               Gov't.  California
                                          Gov't.  Municipal   Select  Municipal
                               Money      Money     Money     Money     Money
                              Market      Market    Market    Market    Market
AMOUNTS IN THOUSANDS,          Fund        Fund      Fund      Fund      Fund
EXCEPT PER SHARE DATA         ------      ------  ---------   ------  ----------

ASSETS:
 Investments, at
   amortized cost           $1,276,538  $220,430  $1,086,022 $103,243 $145,901
 Repurchase agreements,
  at cost which
  approximates market value    115,641    30,353           -        -        -
 Cash                                3         -           -        -       18
 Income receivable               5,409       256       7,194       55    1,177
 Receivable for securities sold      -         -      21,810        -        -
 Receivable from Adviser            16         5          13        1        9
 Deferred organization
  costs, net of
  accumulated amortization          68        26          77       12       12
 Prepaid and other assets           45        24          44       18       18
                             -------------------------------------------------
   Total Assets              1,397,720   251,094   1,115,160  103,329  147,135
                             -------------------------------------------------

LIABILITIES:
 Dividends payable               5,255       991       2,999      430      439
 Payable for securities
  purchased                          -         -       8,900        -        -
 Accrued investment
  advisory fees                     79        14          57        4        6
 Accrued administration fees        48         4          20        -        3
 Accrued transfer agent fees        20         4          15        2        2
 Accrued registration
  fees and other liabilities        85        24          56       19       10
                             -------------------------------------------------
     Total Liabilities           5,487     1,037      12,047      455      460
                             -------------------------------------------------
 Net Assets                 $1,392,233  $250,057  $1,103,113 $102,874 $146,675
                             =================================================

ANALYSIS OF NET ASSETS:
 Capital stock              $1,392,180  $250,042  $1,103,112 $102,869 $146,669
 Accumulated undistributed
  net investment income             53        15           1        5        6
                             -------------------------------------------------
 Net Assets                 $1,392,233  $250,057  $1,103,113 $102,874 $146,675
                             =================================================

SHARES OUTSTANDING
 ($.0001 PAR VALUE,
 UNLIMITED AUTHORIZATION)    1,392,230   250,057   1,103,148  102,874  146,674

NET ASSET VALUE,
 REDEMPTION AND
 OFFERING PRICE PER SHARE        $1.00     $1.00     $1.00     $1.00     $1.00

See Notes to the Financial Statements.



STATEMENTS OF OPERATIONS Six Months Ended September 30, 1996 (Unaudited)
MONEY MARKET FUNDS
                                                               U.S.
                                           U.S.               Gov't.  California
                                          Gov't.  Municipal   Select  Municipal
                               Money      Money     Money     Money     Money
                              Market      Market    Market    Market    Market
AMOUNTS IN THOUSANDS           Fund        Fund      Fund      Fund      Fund
                              ------      ------  ---------   ------  ----------
INVESTMENT INCOME:
 Interest income               $32,520    $6,071     $20,479   $2,602   $3,051
                              -------------------------------------------------
EXPENSES:
 Investment advisory fees        3,581       681       3,372      292      517
 Administration fees               895       170         843       73      129
 Transfer agent fees               594       113         559       49       86
 Custody and accounting fees       145        45         135       29       37
 Registration fees                  30         8          31        9        3
 Professional fees                  18         9          17        8        9
 Amortization of
   organization costs               14         5          16        2        2
 Trustees' fees                     13         4          12        2        3
 Other                              48        25          46        5        7
                              -------------------------------------------------

 Total Expenses                  5,338     1,060       5,031      469      793
   Less: Voluntary waivers
        of investment
        advisory and
        administration fees    (1,536)     (294)     (1,441)    (244)    (349)
   Less: Reimbursement of
        expenses by Adviser      (536)     (144)       (513)     (31)     (59)
                              -------------------------------------------------
   Net Expenses                  3,266       622       3,077      194      385
                              -------------------------------------------------

NET INVESTMENT INCOME           29,254     5,449      17,402    2,408    2,666
                              -------------------------------------------------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS                    $29,254    $5,449     $17,402   $2,408   $2,666
                              =================================================

See Notes to the Financial Statements.




STATEMENTS OF CHANGES IN NET ASSETS
MONEY MARKET FUNDS

                                                            U.S. Government
                                Money Market                 Money Market
                                    Fund                         Fund
                            --------------------          -------------------
                            Six Months      Year         Six Months      Year
                               Ended       Ended            Ended       Ended
                             Sept. 30,   March 31,        Sept. 30,   March 31,
                               1996         1996            1996         1996
AMOUNTS IN THOUSANDS        (Unaudited)                  (Unaudited)
                            -----------   --------       -----------  ----------

OPERATIONS:
 Net investment income      $   29,254  $   53,544       $   5,449  $   12,700
                            ---------------------------------------------------
   Net Increase in Net
     Assets Resulting
     from Operations            29,254      53,544           5,449      12,700
                            ---------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
 Shares sold                 3,213,169   4,176,187         793,927   1,141,048
 Shares from reinvestment
   of dividends                  2,828       3,537           1,507         979
 Shares redeemed           (2,885,577) (4,012,194)       (752,482) (1,162,463)
                            ---------------------------------------------------
   Net Increase (Decrease)
     in Net Assets Resulting
     from Capital Share
     Transactions              330,420     167,530          42,952    (20,436)
                            ---------------------------------------------------

DISTRIBUTIONS PAID:
 From net investment income   (29,254)    (53,540)         (5,449)    (12,702)
                            ---------------------------------------------------
   Total Distributions Paid   (29,254)    (53,540)         (5,449)    (12,702)
                            ---------------------------------------------------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                 330,420     167,534          42,952    (20,438)

NET ASSETS:
 Beginning of year           1,061,813     894,279         207,105     227,543
                            ---------------------------------------------------
 End of period              $1,392,233  $1,061,813        $250,057    $207,105
                            ===================================================

ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME             $53         $53             $15         $15
                            ===================================================


STATEMENTS OF CHANGES IN NET ASSETS (cont'd.)
MONEY MARKET FUNDS
                                                                        U.S. Government                     California
                                           Municipal                         Select                         Municipal
                                          Money Market                    Money Market                     Money Market
                                              Fund                            Fund                             Fund
                                    -----------------------         ------------------------          ----------------------
                                    Six Months        Year          Six Months        Year           Six Months         Year
                                      Ended          Ended            Ended           Ended            Ended            Ended
                                    Sept. 30,      March 31,        Sept. 30,       March 31,        Sept. 30,        March 31,
                                       1996           1996             1996           1996              1996            1996
AMOUNTS IN THOUSANDS               (Unaudited)                     (Unaudited)                      (Unaudited)
                                    -------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income           $    17,402   $     34,519       $    2,408       $  5,207        $    2,666      $    5,021
                                  -----------    -----------      -----------     ----------       -----------     -----------
    Net Increase in Net
      Assets Resulting
      from Operations                  17,402         34,519            2,408          5,207             2,666           5,021
                                  -----------    -----------      -----------     ----------       -----------     -----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                       2,517,681      4,716,758          178,467        522,583           999,144         585,989
  Shares from reinvestment of
    dividends                           1,141          1,505              929          1,579               111              85
  Shares redeemed                 (2,518,393)    (4,543,236)        (161,921)      (520,924)       (1,017,667)       (582,282)
                                  -----------    -----------      -----------     ----------       -----------     -----------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Capital Share
      Transactions                        429        175,027           17,475          3,238          (18,412)           3,792
                                  -----------    -----------      -----------     ----------       -----------     -----------

DISTRIBUTIONS PAID:
  From net investment income         (17,507)       (34,504)          (2,409)        (5,207)           (2,666)         (5,042)
                                  -----------    -----------      -----------     ----------       -----------     -----------
    Total Distributions Paid         (17,507)       (34,504)          (2,409)        (5,207)           (2,666)         (5,042)
                                  -----------    -----------      -----------     ----------       -----------     -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                           324        175,042           17,474          3,238          (18,412)           3,771

NET ASSETS:
  Beginning of year                 1,102,789        927,747           85,400         82,162           165,087         161,316
                                  -----------    -----------      -----------     ----------       -----------     -----------
  End of period                    $1,103,113     $1,102,789         $102,874      $  85,400          $146,675        $165,087
                                  ===========    ===========      ===========     ==========        ==========     ===========

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                    $1           $106               $5             $6                $6              $6
                                  ===========    ===========      ===========     ==========        ==========     ===========


See Notes to the Financial Statements.


FINANCIAL HIGHLIGHTS
MONEY MARKET FUNDS
                                                                                                 U.S. Government
                                                  Money Market                                     Money Market
                                                      Fund                                             Fund
                                    ----------------------------------------        ------------------------------------------
                                    Six Months        Year            Period       Six Months           Year           Period
                                      Ended          Ended            Ended           Ended            Ended            Ended
                                    Sept. 30,      March 31,        March 31,       Sept. 30,        March 31,        March 31,
                                       1996           1996           1995<F1>         1996              1996          1995<F1>
                                   (Unaudited)                                     (Unaudited)
                                    -------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $1.00          $1.00            $1.00          $1.00             $1.00           $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                  0.02           0.05             0.04           0.02              0.05            0.04
                                  -----------    -----------      -----------     ----------       -----------     -----------

LESS DISTRIBUTIONS PAID:
  From net investment income           (0.02)         (0.05)           (0.04)         (0.02)            (0.05)          (0.04)
                                  -----------    -----------      -----------     ----------       -----------     -----------

NET ASSET VALUE, END OF PERIOD          $1.00          $1.00            $1.00          $1.00             $1.00           $1.00
                                  ===========    ===========      ===========     ==========       ===========      ==========

TOTAL RETURN                            2.49%          5.57%            4.55%          2.43%             5.46%           4.47%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands,
    end of period                  $1,392,233     $1,061,813         $894,279       $250,057          $207,105        $227,543
  Ratio to average net assets of: <F4>
    Expenses, net of waivers
      and reimbursements                0.55%          0.49%            0.45%          0.55%             0.49%           0.45%
    Expenses, before waivers
      and reimbursements                0.90%          0.91%            0.96%          0.94%             0.94%           1.01%
    Net investment income,
      net of waivers and
      reimbursements                    4.92%          5.42%            4.94%          4.81%             5.33%           4.93%
    Net investment income,
      before waivers and
      reimbursements                    4.57%          5.00%            4.43%          4.42%             4.88%           4.37%


FINANCIAL HIGHLIGHTS (cont'd.)
MONEY MARKET FUNDS

                                                                                                 U.S. Government
                                                   Municipal                                          Select
                                                  Money Market                                     Money Market
                                                      Fund                                             Fund
                                    ---------------------------------------         ------------------------------------------
                                    Six Months        Year            Period       Six Months           Year           Period
                                      Ended          Ended            Ended           Ended            Ended            Ended
                                    Sept. 30,      March 31,        March 31,       Sept. 30,        March 31,        March 31,
                                       1996           1996           1995<F1>         1996              1996          1995<F2>
                                   (Unaudited)                                     (Unaudited)
                                    -------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $1.00          $1.00            $1.00          $1.00             $1.00           $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                  0.02           0.03             0.03           0.02              0.05            0.02
                                  -----------    -----------      -----------     ----------       -----------     -----------
LESS DISTRIBUTIONS PAID:
  From net investment income           (0.02)         (0.03)           (0.03)         (0.02)            (0.05)          (0.02)
                                  -----------    -----------      -----------     ----------       -----------     -----------

NET ASSET VALUE, END OF PERIOD          $1.00          $1.00            $1.00          $1.00             $1.00           $1.00
                                  ===========    ===========      ===========     ==========       ===========     ===========

TOTAL RETURN                            1.58%          3.54%            2.90%          2.51%             5.55%           1.75%


SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands,
    end of period                  $1,103,113     $1,102,789         $927,747       $102,874           $85,400         $82,162
  Ratio to average net assets of: <F4>
    Expenses, net of waivers
      and reimbursements                0.55%          0.49%            0.45%          0.40%             0.33%           0.30%
    Expenses, before waivers
      and reimbursements                0.90%          0.91%            0.95%          0.95%             1.00%           1.32%
    Net investment income,
      net of waivers and
      reimbursements                    3.12%          3.46%            3.10%          4.86%             5.43%           5.84%
    Net investment income,
      before waivers and
      reimbursements                    2.77%          3.04%            2.60%          4.31%             4.76%           4.82%

FINANCIAL HIGHLIGHTS (cont'd.)
MONEY MARKET FUNDS


                                                    California
                                                     Municipal
                                                   Money Market
                                                       Fund
                                    ------------------------------------------
                                     Six Months       Year             Period
                                        Ended         Ended            Ended
                                      Sept. 30,     March 31,        March 31,
                                        1996          1996            1995<F3>
                                     (Unaudited)
                                    ------------------------------------------

SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD    $1.00          $1.00            $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                  0.02           0.04             0.01
                                     --------       --------         --------

Less Distributions Paid:
  From net investment income           (0.02)         (0.04)           (0.01)
                                     --------       --------         --------

Net Asset Value, End of Period          $1.00          $1.00            $1.00

Total Return                            1.58%          3.63%            1.27%
                                     ========       ========         ========
Supplemental Data and Ratios:
  Net assets, in thousands,
    end of period                    $146,675       $165,087         $161,316
  Ratio to average net assets of: <F4>
    Expenses, net of waivers
      and reimbursements                0.45%          0.39%            0.35%
    Expenses, before waivers
      and reimbursements                0.92%          0.94%            1.07%
    Net investment income,
      net of waivers and
      reimbursements                    3.11%          3.55%            3.78%
    Net investment income,
      before waivers and
      reimbursements                    2.64%          3.00%            3.06%

<F1> Commenced investment operations on April 11, 1994.
<F2> Commenced investment operations on December 12, 1994.
<F3> Commenced investment operations on November 29, 1994.
<F4> Annualized for periods less than a full year.

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
-----------------------------------------------------------------------

               COMMERCIAL PAPER - 47.2%

               ASSET BACKED SECURITIES - 9.4%
  $  1,734     Barton Capital Corp.,
               5.445%, 12/16/96                               $  1,714
               Cooperative Association of Tractor
               Dealers, Inc.
     1,000      5.621%, 10/1/96                                  1,000
     4,900      5.443%, 10/3/96                                  4,899
     4,700      5.379%, 10/8/96                                  4,695
    32,200      5.443%, 11/8/96                                 32,016
    23,750     Centric Funding,
               5.472%, 12/10/96                                 23,501
               Gotham Funding Corp.
     5,815      5.447%, 10/10/96                                 5,807
    10,000      5.49%, 11/4/96                                   9,949
    10,000     Jet Funding Corp.,
               5.497%, 11/20/96                                  9,924
    20,000     SALTS (II) Cayman Islands Corp.,
               5.775%, 12/19/96                                 20,000
               Sheffield Receivables Corp.
     2,680      5.368%, 10/3/96                                  2,679
     3,035      5.408%, 10/7/96                                  3,032
     1,310      5.42%, 10/7/96                                   1,309
    10,000     Strategic Asset Funding Corp.,
               5.64%, 10/31/96                                   9,954
                                                              --------
                                                               130,479
                                                              --------

               BROKERAGE SERVICES - 1.4%
    20,000     Lehman Brothers Holdings, Inc.,
               5.577%, 10/21/96                                 19,939
                                                              --------
               BUSINESS SERVICES - 1.5%
               Sanwa Business Credit Corp.
     5,000      5.462%, 10/3/96                                  4,998
     6,000      5.495%, 11/6/96                                  5,967
    10,000      5.439%, 11/12/96                                 9,937
                                                              --------
                                                                20,902
                                                              --------
               COMMUNICATIONS - 3.9%
               GTE Corp.
     5,000      5.368%, 10/3/96                                  4,999
    10,000      5.385%, 10/18/96                                 9,975
    20,000     NYNEX Corp.,
               5.406%, 11/15/96                                 19,867

               COMMUNICATIONS - 3.9% (CONT'D.)
   $20,000     U.S. Capital Funding Corp.,
               5.377%, 10/10/96                                $19,973
                                                              --------
                                                                54,814
                                                              --------

               COMPUTER EQUIPMENT - 0.7%
    10,000     International Business Machines
               Credit Corp., 5.11%, 2/24/97                      9,996
                                                              --------
               DOMESTIC DEPOSITORY INSTITUTIONS - 1.9%
               Bankers Trust New York Corp.
    25,000      5.39%, 10/17/96                                 25,000
     1,000      5.38%, 11/8/96                                     994
                                                              --------
                                                                25,994
                                                              --------
               ELECTRONIC AND OTHER
               ELECTRICAL EQUIPMENT - 4.6%
    20,000     Cooper Industries, Inc.,
               5.871%, 10/1/96                                  20,000
     8,960     GE Engine Receivables 1995-1 Trust,
               5.543%, 10/7/96                                   8,960
     5,000     Sony Capital Corp.,
               5.415%, 10/18/96                                  4,987
               Whirlpool Financial Corp.
    10,000      5.347%, 11/25/96                                 9,918
    20,000      5.429%, 11/25/96                                19,836
                                                              --------
                                                                63,701
                                                              --------

               ENTERTAINMENT - 3.6%
    50,000     Disney (Walt) Co.,
               5.831%, 10/1/96                                  50,000
                                                              --------

               FOOD AND BEVERAGES - 1.5%
     7,000     Big B, Inc.,
               5.465%, 10/18/96                                  6,982
    10,000     Cargill Financial Services Corp.,
               5.355%, 10/17/96                                  9,976
     4,000     Coca-Cola Enterprises, Inc.,
               5.42%, 11/14/96                                   3,974
                                                              --------
                                                                20,932
                                                              --------

               FOREIGN DEPOSITORY INSTITUTIONS - 2.8%
    30,000     BCI Funding Corp.,
               5.447%, 11/12/96                                 29,811

               FOREIGN DEPOSITORY
               INSTITUTIONS - 2.8% (CONT'D.)
   $10,000     Woolwich Building Society,
               5.412%, 12/13/96                               $  9,892
                                                              --------
                                                                39,703
                                                              --------

               HOLDING AND OTHER
               INVESTMENT OFFICES - 1.0%
               CSW Credit, Inc.
     6,100      5.429%, 10/24/96                                 6,079
     7,600      5.434%, 10/30/96                                 7,567
                                                              --------
                                                                13,646
                                                              --------

               NONDEPOSITORY BUSINESS
               CREDIT INSTITUTIONS - 2.8%
               Finova Capital Corp.
    10,000      5.474%, 10/4/96                                  9,995
     4,900      5.48%, 10/17/96                                  4,888
     5,000      5.447%, 11/22/96                                 4,961
    18,700     Vehicle Services America Ltd.,
               5.08%, 11/21/96                                  18,556
                                                              --------
                                                                38,400
                                                              --------

               NONDEPOSITORY PERSONAL
               CREDIT INSTITUTIONS - 6.0%
    50,000     Associates Corporation of North
               America,  6.001%, 10/1/96                        50,000
               Countrywide Home Loans
    20,000      5.355%, 10/4/96                                 19,991
    14,000      5.415%, 11/7/96                                 13,923
                                                              --------
                                                                83,914
                                                              --------

               TOBACCO - 0.2%
     2,311     Philip Morris Co., 5.418%, 11/1/96                2,300
                                                              --------


               TRANSPORTATION PARTS AND EQUIPMENT - 5.9%
    10,000     BMW US Capital Corp.,
                5.345%, 10/17/96                                 9,976
               General Motors Acceptance Corp.
     3,900      5.43%, 10/11/96                                  3,894
    15,000      5.604%, 2/4/97                                  14,714
    10,000      5.747%, 3/11/97                                  9,750
               General Motors Acceptance
               Corp., Canada
     7,000      5.347%, 10/8/96                                  6,993
    10,000      5.433%, 10/9/96                                  9,988

               TRANSPORTATION PARTS AND
               EQUIPMENT - 5.9% (CONT'D.)
               General Motors Acceptance
               Corp., Canada (cont'd.)
   $15,000      5.434%, 11/18/96                             $  14,893
    12,000     NFC Asset Trust, 5.377%, 11/1/96                 11,945
                                                              --------
                                                                82,153
                                                              --------
               Total Commercial Paper
               (cost $656,873)                                 656,873
                                                              --------

               CORPORATE BONDS - 7.7%

    25,000     AT&T Capital Corp., FRN,
               5.529%, 1/23/97                                  25,000
    13,500     Physicians Plus Medical Group,
               5.70%, 10/3/96                                   13,500
    25,000     Boatmen's National Bank of
               St. Louis, FMTN, 5.33%, 6/17/97                  25,000
    11,550     Bear Stearns Cos., FRN,
               5.913%, 12/16/96                                 11,564
     7,250     Chapel Oaks, Inc., 5.65%, 10/7/96                 7,250
    25,000     Huntington National Bank, Columbus,
                6.116%, 7/8/97                                  25,000
                                                              --------
               Total Corporate Bonds
               (cost $107,314)                                 107,314
                                                              --------

               EURODOLLAR TIME DEPOSITS - 11.2%

    50,000     Bank One, Milwaukee, Grand
               Cayman Islands, 6.00%, 10/1/96                   50,000
    20,000     Banque Brussels Lambert, Grand
               Cayman Islands, 6.00%, 10/1/96                   20,000
     5,000     Canadian Imperial Bank of Commerce,
               Grand Cayman Islands,
               6.00%, 10/1/96                                    5,000
    25,000     Creditanstalt Bankverein, Vienna,
               Austria, 6.00%, 10/1/96                          25,000
    25,000     Deutsche Bank, Grand Cayman Islands,
               6.00%, 10/1/96                                   25,000
    25,000     ING Bank, London Branch,
               6.00%, 10/1/96                                   25,000
     6,000     Societe Generale, Paris, France,
               6.063%, 10/1/96                                   6,000
                                                              --------

               Total Eurodollar Time Deposits
               (cost $156,000)                                 156,000
                                                              --------
               FOREIGN CERTIFICATES OF
               DEPOSIT - 19.7%

   $25,000     ABN-Amro Bank,
               New York Branch, 5.66%, 4/17/97               $  25,003
    25,000     Barnett Banks, 5.66%, 4/17/97                    25,000
    25,000     Canadian Bank Imperial Bank
               of Commerce, 5.40%, 11/4/96                      25,000
    10,000     Industrial Bank of Japan,
               New York Branch, 5.46%, 10/7/96                  10,000
               Landesbank Hessen - Thueringen
               Girozentrale
    25,000      5.50%, 3/20/97                                  25,014
     5,000      6.06%, 6/13/97                                   4,998
    20,000     Norinchukin Bank, New York Branch,
               5.51%, 10/7/96                                   20,000
    10,000     Sanwa Bank, New York Branch,
               5.46%, 10/16/96                                  10,001
               Societe Generale, New York Branch
    20,000      5.54%, 3/21/97                                  20,008
     4,000      5.66%, 4/14/97                                   4,001
    10,000     Sumitomo Bank, London Branch,
               5.48%, 11/14/96                                  10,000
     6,000     Sumitomo Bank, New York Branch,
               5.51%, 10/2/96                                    6,000
    50,000     Swiss Bank, New York Branch,
               5.52%, 12/18/96                                  50,001
    40,000     Toronto Dominion Bank, London
               Branch, 5.41%, 11/25/96                          40,000
                                                              --------
               Total Foreign Certificates of Deposit
               (cost $275,026)                                 275,026
                                                              --------

               GUARANTEED INVESTMENT
               CONTRACTS - 2.9%

    25,000     General American Life Insurance Co.,
               5.70%, 10/7/96                                   25,000
    15,000     Transamerica Life Insurance
               and Annuity Co., 5.422%, 10/1/96                 15,000
                                                              --------

               Total Guaranteed Investment Contracts
               (cost $40,000)                                   40,000
                                                              --------

               MUNICIPAL INVESTMENTS - 2.3%

$    3,900     Health Insurance Plan of Greater
               New York, 5.60%, 10/2/96                  $       3,900
     8,930     Minneapolis-St. Paul Metro Airport
               Taxable G.O. Bonds,
               5.538%, 10/12/96                                  8,930
     8,500     Seattle, Washington Ltd. Tax G.O.,
               5.55%, 10/2/96                                    8,500
    10,215     State of Texas-Veterans Land Bond,
               5.538%, 10/1/96                                  10,215
                                                              --------
               Total Municipal Investments
               (cost $31,545)                                   31,545
                                                              --------

               U.S. GOVERNMENT OBLIGATION - 0.7%

    10,000     U.S. Treasury Bill,
               5.352%, 3/6/97                                    9,780
                                                              --------

               Total U.S. Government Obligation
               (cost $9,780)                                     9,780
                                                              --------

               REPURCHASE AGREEMENTS - 8.3%

   100,000     Donaldson, Lufkin & Jenrette
               Securities, Inc., dated 9/30/96,
               repurchase price $100,016
               (Colld. by U.S. Treasury Securities),
               5.70%, 10/1/96                                  100,000
    15,641     Lehman Government Securities, Inc.,
               dated 9/30/96, repurchase price
               $15,641 (Colld. by U.S. Treasury
               Securities), 5.70%, 10/1/96                      15,641
                                                              --------

                Total Repurchase Agreements
               (cost $115,641)                                 115,641
                                                              --------
               Total Investments - 100.0%
               (cost $1,392,179)                             1,392,179

               Other Assets less Liabilities - 0.0%                 54
                                                              --------

               NET ASSETS - 100.0%                          $1,392,233
                                                            ==========

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
U.S. GOVERNMENT MONEY MARKET FUND


PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCIES - 88.2%

               FEDERAL HOME LOAN BANK - 35.4%
               FHLB Discount Notes
   $10,000      5.372%, 10/9/96                               $  9,988
    14,000      5.432%, 10/9/96                                 13,983
     5,000      5.304%, 10/16/96                                 4,989
    20,000      5.204%, 10/21/96                                19,943
    15,000      5.306%, 10/28/96                                14,941
    10,000      5.33%, 11/18/96                                  9,931
     5,000      5.652%, 1/9/97                                   4,923
    10,000      5.65%, 3/18/97                                   9,743
                                                              --------
                                                                88,441
                                                              --------
               FEDERAL HOME LOAN MORTGAGE
               CORPORATION - 17.6%
               FHLMC Discount Notes
     3,050      5.292%, 10/10/96                                 3,046
     3,200      5.311%, 10/21/96                                 3,191
    10,000      5.298%, 11/8/96                                  9,945
    15,000      5.309%, 11/12/96                                14,908
     8,000      5.299%, 11/13/96                                 7,950
     5,000     FHLMC MTN, 7.86%, 1/21/97                         5,034
                                                              --------
                                                                44,074
                                                              --------
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION - 20.5%
               FNMA Discount Notes
    15,000      5.293%, 10/16/96                                14,967
     7,000      5.321%, 10/24/96                                 6,977
    15,000      5.336%, 11/12/96                                14,908
    10,000      5.549%, 12/19/96                                 9,881
               FNMA MTN
     1,500      5.51%, 11/7/96                                   1,500
     2,000      5.35%, 12/26/96                                  2,000
       990      5.86%, 8/8/97                                      991
                                                              --------
                                                                51,224
                                                              --------

               OVERSEAS PRIVATE INVESTMENT CO. - 3.2%
     8,000     FRN, 5.40%, 12/16/96                              8,000
                                                              --------
               STUDENT LOAN MARKETING
               ASSOCIATION - 11.5%
    27,000     SLMA Discount Note,
               5.352%, 12/18/96                                 26,691
               STUDENT LOAN MARKETING
               ASSOCIATION - 11.5% (cont'd.)
    $2,000     SLMA FMTN, 5.51%, 12/3/96                    $    1,999
                                                              --------
                                                                28,690
                                                              --------

               Total U.S. Government Agencies
               (cost $220,429)                                 220,429
                                                              --------

NUMBER
OF SHARES
(000S)
---------

               OTHER - 0.0%

         1     Dreyfus Prime Money Market Fund                       1
                                                              --------
               Total Other
               (cost $1)                                             1
                                                              --------
PRINCIPAL
AMOUNT
(000S)
---------

               REPURCHASE AGREEMENTS - 12.1%

   $20,000     Donaldson, Lufkin & Jenrette Securities,
               Inc., dated 9/30/96, repurchase price
               $20,003 (Colld. by U.S. Treasury
               Securities), 5.70%, 10/1/96                      20,000
    10,353     Lehman Government Securities, Inc.,
               dated 9/30/96, repurchase price $10,355
               (Colld. by U.S. Treasury Securities),
               5.70%, 10/1/96                                   10,353
                                                              --------
               Total Repurchase Agreements
               (cost $30,353)                                   30,353
                                                              --------
               Total Investments - 100.3%
               (cost $250,783)                                 250,783

               Liabilities less Other Assets - (0.3)%            (726)
                                                              --------
               NET ASSETS - 100.0%                            $250,057
                                                              ========

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
MUNICIPAL MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

               MUNICIPAL INVESTMENTS - 97.7%

               ALABAMA - 2.9%
 $     700     City of Greenville IDR VRDN,
               Series: 1992, Allied-Signal Project
               (FMC Corp. Gtd.),
               4.00%, 10/7/96                                  $   700
     2,900     City of Selma IDR VRDN,
               Series: 1996 A, Meadowcraft, Inc.
               (NationsBank N.A. LOC),
               4.05%, 10/7/96                                    2,900
    21,000     City of Stevenson Environment
               Improvement IDR VRDN, Series: 1996
               (AMT), Mead Corp. Project
               (Soc Gen LOC),
               4.10%, 10/1/96                                   21,000
     5,400     County of Phenix Environment
               Improvement IDR VRDN, Series: 1990 A
               (AMT), Mead Corp. Project (Sumitomo
               Bank Ltd. LOC), 4.10%, 10/1/96                    5,400
     1,600     Town of Mobile PCR VRDN,
               Series: 1994 A, Alabama Power Co. Project
               (Alabama Power Gtd.), 4.00%, 10/1/96              1,600
                                                              --------
                                                                31,600

               ALASKA - 0.7%
     3,250     City of Lowell IDR VRDN,
               Series: 1996, Little Rock Newspapers,
               Inc. Project (Bank of New York LOC),
               4.05%, 10/7/96                                    3,250
     2,600     Valdez Marine Terminal Refunding CP,
               Series: 1994 C, ARCO Transportation
               Project (Atlantic Richfield Co. Gtd.),
               3.70%, 11/7/96                                    2,600
     1,900     Valdez Marine Terminal Revenue VRDN,
               Series: 1994 B, ARCO Transportation
               Project (Atlantic Richfield Co. Gtd.),
               3.95%, 10/7/96                                    1,900
                                                              --------
                                                                 7,750
                                                              --------

               ARIZONA - 1.1%
    12,000     County of Maricopa PCR VRDN,
               Series: A, El Paso Electric Project
               (Westpac Banking Corp. LOC),
               4.05%, 10/7/96                                   12,000
                                                              --------

               CALIFORNIA - 9.4%
  $  2,000     California HFA, Series: 1995 E
               (Bayerische Landesbank GIC),
               3.50%, 2/1/97                                  $  2,000
    12,415     California HFA TOB, Series: 1988 E
               (AMT), Home Mortgage Revenue,
               3.85%, 2/1/97                                    12,415
     7,500     California School Cash Reserve Program
               Authority TRAN, Series: 1996 A,
               4.75%, 7/2/97                                     7,540
    10,000     California Statewide Communities
               Development Authority TRAN,
               Series: A, 4.75%, 6/30/97                        10,051
     8,000     City of Huntington Beach TRAN,
               Series: 1995, 4.75%, 10/4/96                      8,000
     4,950     City of Los Angeles Housing Revenue
               VRDN, Series: 1996-6A (AMT), Clipper
               Trust Certificate (FNMA Colld.),
               3.95%, 10/7/96                                    4,950
     3,246     City of Los Angeles IDR VRDN,
               Series: BTP-129, (Colld. by U.S.
               Government Securities), 3.25%, 12/12/96           3,246
    12,230     City of San Marcos Public Facilities
               Authority Revenue TOB, Series: 1996
               BTP-187, 3.75%, 3/6/97                           12,230
     3,000     City of Santa Rosa High School District
               TRAN, Series: 1996-1997, 4.50%, 7/3/97            3,010
     5,000     County of Los Angeles Housing Authority
               VRDN, Series: A, Sand Canyon Villas
               Project (Industrial Bank of Japan LOC),
               4.00%, 10/7/96                                    5,000
     7,000     County of Los Angeles Metropolitan
               Transportation Authority VRDN, Union
               Station Project, Soc Gen Trust
               SGB-2 (FSA Insured), 3.80%, 10/7/96               7,000
    10,000     County of Orange Apartment Development
               Revenue VRDN (AMT), Park Place Irvine Co.
               Phase 1B Project (Bank of America LOC),
               3.90%, 10/7/96                                   10,000
     5,400     County of Riverside Housing Authority
               VRDN, Series: 1989 B, Amanda Park
               Apartments Project (Fuji Bank LOC),
               4.35%, 10/7/96                                    5,400
               CALIFORNIA - 9.4% (cont'd.)
  $  1,400     County of Irvine Ranch Water District
               VRDN, Series: 1993 B, Districts 2, 102,
               103 & 206 (Morgan Guaranty Trust Co.
               LOC), 3.90%, 10/1/96                         $    1,400
     5,000     County of Sonoma TRAN,
               4.25%, 11/1/96                                    5,002
     6,500     State of California RAN, Series: A,
               4.50%, 6/30/97                                    6,525
                                                              --------
                                                               103,769
                                                              --------

               COLORADO - 0.9%
    10,000     City and County of Denver
               Transportation Community Paperies,
               Series: 1990 D, Airport System
               (Sanwa Bank LOC), 3.60%, 10/16/96                10,000
                                                              --------

               DELAWARE - 0.1%
     1,325     State of Delaware Economic Development
               Authority PCR VRDN, Allied Signal Corp.
               Project (FMC Corp. Gtd.),
               4.00%, 10/7/96                                    1,325
                                                              --------

               DISTRICT OF COLUMBIA - 0.5%
     6,000     District of Columbia Hospital Revenue
               VRDN, Columbia Hospital for Women
               (Bank of Tokyo-Mitsubishi LOC),
               4.00%, 10/7/96                                    6,000
                                                              --------

               FLORIDA - 5.5%
     2,350     County of Dade Resource Recovery,
               Series: 1996 (AMT), Facility Refunding
               Revenue Bond (AMBAC Insured),
               4.00%, 10/1/97                                    2,350
     4,950     County of Duval HFA Mortgage Revenue
               VRDN, Series: 1996-3A (AMT), Clipper
               Trust Certificate, 4.05%, 10/7/96                 4,950
     2,700     County of Palm Beach HFA Revenue
               VRDN, Series: 1988 C, Multifamily
               Mahogany Bay (New England Mutual
               Gtd.), 4.00%, 10/7/96                             2,700

               FLORIDA - 5.5% (cont'd.)
               County of Sarasota Public Hospital District
               Revenue VRDN, Sarasota Memorial
               Hospital Project (Sun Trust Bank,
               Central Florida LOC)
  $  5,950      Series: A, 3.80%, 10/16/96                    $  5,950
     3,950      Series: B, 3.80%, 10/17/96                       3,950
     7,450      Series: C, 3.75%, 10/23/96                       7,450
     8,860     Florida State Board of Education Capital
               Outlay VRDN, BTP-52 ADP Class B,
               4.00%, 10/7/96                                    8,860
    16,900     Florida State Board of Education VRDN,
               Series: 1994 E, Eagle Trust,
               4.00%, 10/7/96                                   16,900
     7,585     State Finance Department General
               Services Revenue TOB, Series: 1994 A
               BTP-64, 4.00%, 10/7/96                            7,585
                                                              --------
                                                                60,695
                                                              --------

               GEORGIA - 1.0%
     5,200     County of DeKalb Housing Authority
               Revenue VRDN, Series: 1995, Cedar Creek
               Apartment Project (General Electric Corp.
               LOC), 4.15%, 10/7/96<F5>                          5,200
     1,400     County of Elbvert Development Authority
               IDR VRDN, Series: 1992, Allied-Signal
               Project (FMC Corp. Gtd.),
               4.00%, 10/7/96                                    1,400
               Georgia HFA Mortgage TOB (AMT),
               Conventional Mortgage, Georgia Housing
               & Finance Authority-Various Programs
     2,320      Series: C, 3.75%, 12/1/96                        2,320
     1,790      Series: D, 3.75%, 12/1/96                        1,790
                                                              --------
                                                                10,710
                                                              --------

               IDAHO - 0.1%
       700     Idaho Housing Agency TOB, Series: D-2
               (AMT), SFM Program, 4.12%, 1/1/97                   700
                                                              --------

               ILLINOIS - 6.3%
     4,000     City of Chicago Midway Airport Revenue
               VRDN, Series: 1995 (AMT), American Trans
               Air, Inc. Project (National Bank of Detroit
               LOC), 4.00%, 10/7/96                              4,000
    10,000     City of Chicago O'Hare International
               Airport VRDN, Series: 1988 A (AMT)
               (Bayerische Landesbank LOC),
               3.90%, 10/7/96                                   10,000

               ILLINOIS - 6.3% (cont'd.)
    $1,000     City of Chicago Park District TAW,
               Series: A, Chicago Park District,
               5.00%, 10/30/96                                  $1,001
     3,100     City of Chicago Refunding Bond,
               Series: A-2 (AMBAC Insured),
               5.00%, 1/1/97                                     3,112
     2,000     City of Des Plaines VRDN (AMT),
               Series: 1996, Finzer Roller, Inc. Project
               (Harris Trust and Savings Bank LOC),
               4.00%, 10/7/96                                    2,000
     4,150     City of Frankfort IDR, Series: 1996 (AMT),
               Bimba Manufacturing Co. Project
               (Harris Trust and Savings Bank LOC),
               4.00%, 10/7/96                                    4,150
     2,700     City of Joliet Gas Supply Bond,
               Peoples Gas, Light and Coke Project
               (First National Bank of Chicago LOC),
               3.95%, 10/1/97                                    2,700
     6,000     City of Savanna IDR VRDN, Series: 1994
               (AMT), Metform Corp. Project
               (First National Bank of Chicago
               LOC), 4.00%, 10/7/96                              6,000
     1,850     Illinois Development Finance Authority
               IDR VRDN (AMT), Bimba Manufacturing
               Co. Project (Harris Trust and Savings Bank
               LOC), 4.00%, 10/7/96                              1,850
     3,950     Illinois Development Finance Authority
               IDR VRDN, Enterprise Office Campus
               (FNMA LOC), 3.85%, 12/1/96                        3,950
     1,400     Illinois Development Finance Authority
               VRDN, Series: 1990 (AMT), Solar Press, Inc.
               Project (First National Bank of Chicago
               LOC), 4.00%, 10/7/96                              1,400
     1,700     Illinois Health Facilities Authority VRDN,
               Series: A, Lifelink Corp. (American National
               Bank LOC), 3.85%, 10/1/97                         1,700
     1,600     Illinois Health Facilities Authority VRDN,
               Series: 1991, Parkside Development Corp.
               Project (First National Bank of Chicago
               LOC), 3.90%, 10/7/96                              1,600
     4,185     Illinois Housing Development Authority,
               Series: 1987-D (AMT), Residential
               Mortgage Program, 4.05%, 2/1/97                   4,185


               ILLINOIS - 6.3% (cont'd.)
   $ 7,000     Illinois Student Assistance Commission
               VRDN, Series: 1996 A (AMT), Student
               Loan Program (Bank of America LOC),
               3.95%, 10/7/96                                 $  7,000
     7,500     Village of Ladd IDR VRDN, Series: 1996
               (AMT), O'Neal Metals, Inc. Project
               (NationsBank South LOC),
               4.05%, 10/7/96                                    7,500
     3,250     Village of Niles IDR VRDN, Series: 1996
               (AMT), Lewis Spring & Manufacturing
               Co. Project (Harris Trust and Savings
               Bank LOC), 4.00%, 10/7/96                         3,250
     3,785     Village of Schaumburg Multifamily
               Housing VRDN, Series: 1989, Treehouse II
               Apartments Project (Sumitomo Bank
               Ltd. LOC), 4.30%, 10/7/96                         3,785
                                                              --------
                                                                69,183
                                                              --------

               INDIANA - 2.4%
     2,790     City of Anderson Economic Development
               VRDN, Series: 1996 (AMT), Gateway
               Village Project (FHLB Indianapolis LOC),
               4.00%, 10/7/96                                    2,790
     1,500     City of Greencastle IDR VRDN, Series: 1996
               (AMT), Crown Equipment Corp. Project
               (Keybank LOC), 4.00%, 10/7/96                     1,500
     2,840     City of Hammond Economic Development
               VRDN, Series: 1996 A (AMT),  Annex at
               Douglas Point Project (FHLB Indianapolis
               LOC), 4.00%, 10/7/96                              2,840
     3,100     City of Shelbyville Economic Development
               VRDN, Series: DTC 2794 (AMT), Nippisun
               Indiana Corp. Project (Industrial Bank of
               Japan LOC), 4.55%, 10/7/96                        3,100
    10,000     Indiana Development Finance Authority
               IDR CP, Series: 1990 A (AMT), Pure Air on
               Lake Project (National Westminster Bank
               LOC), 3.75%, 12/10/96                            10,000
               Indiana Development Finance Authority
               IDR VRDN (AMT), Red Gold, Inc. Project
               (Harris Trust and Savings Bank LOC)
     4,000      Series: 1994 A, 4.00%, 10/7/96                   4,000
     2,500      Series: 1994 B, 4.00%, 10/7/96                   2,500
                                                              --------
                                                                26,730
                                                              --------

               IOWA - 0.6%
               Iowa Finance Authority Single Family
               Revenue VRDN, Series: B (AMT),
               Mortgage-Backed Securities Program
               (GNMA/FNMA Colld.)
  $  2,880      Series: 1995 B, 3.20%, 2/27/97                $  2,880
     4,160      Series: 1996 B, 3.20%, 2/27/97                   4,160
                                                              --------
                                                                 7,040
                                                              --------

               KANSAS - 0.0%
       100     City of Topeka Sewer System VRDN,
               Series: 1984 (MBIA Insured),
               3.75%, 10/1/96                                      100
                                                              --------

               KENTUCKY - 5.7%
     3,000     City of Danville CP, Municipal Pooled
               Lease Program (PNC Bank LOC),
               3.70%, 12/6/96                                    3,000
     1,000     City of Hopkinsville Industrial Building
               VRDN, Series: A (AMT), CoPar, Inc.
               Project (Dai-Ichi Kangyo Bank LOC),
               4.35%, 10/7/96                                    1,000
     2,000     City of Mayfield Lease Revenue VRDN,
               Kentucky League of Cities Pooled Project
               (PNC Bank LOC), 4.10%, 10/7/96                    2,000
     3,500     County of Clark Industrial Building IDR
               VRDN Series: 1996 (AMT), Bluegrass Art
               Cast Project (Bank One, Columbus LOC),
               4.05%, 10/7/96                                    3,500
               County of Daviess Waste Disposal Facility
               IDR VRDN (AMT), Scott Paper Co. Project
               (Kimberly-Clark Gtd.)
    22,800      Series: 1993 A, 4.10%, 10/1/96                  22,800
    14,500      Series: 1994 A, 4.10%, 10/1/96                  14,500
    16,400      Series: 1994 B, 4.10%, 10/1/96                  16,400
                                                              --------
                                                                63,200
                                                              --------

               LOUISIANA - 1.2%
               Louisiana HFA (AMT), Mortgage
               Revenue Bond (GNMA Colld.)
     5,915      Series: CR-85, 3.80%, 11/1/96                    5,915
     3,205      Series: CR-86, 3.80%, 11/1/96                    3,205
     1,915     Louisiana Public Facilities Authority PCR
               VRDN, Series: 1992, Allied-Signal Project
               (FMC Corp. Gtd.), 4.00%, 10/7/96                  1,915
               Louisiana - 1.2% (cont'd.)
  $  2,200     Parish of Caddo IDR VRDN,
               General Motors Corp. Project
               (General Motors Corp. Gtd.),
               3.95%, 10/7/96                                 $  2,200
                                                              --------
                                                                13,235
                                                              --------

               MAINE - 0.5%
     5,000     Maine Public Utility Finance Bank
               Revenue VRDN, Series: 1996 (AMT),
               Maine Public Service Co. Project (Bank
               of New York LOC), 4.05%, 10/7/96                  5,000
                                                              --------

               MARYLAND - 1.9%
     4,000     County of Baltimore Consolidated CP,
               Series: 1995, Public Improvement BANs,
               3.75%, 12/10/96                                   4,000
    14,260     IBM Tax-Exempt Grantor Trust Asset-Backed
               Lease VRDN, Series: 1996 A, Certificate
               Merrill P-Floats (Credit Suisse Gtd.),
               4.10%, 10/7/96<F5>                               14,260
     1,720     Maryland State Health & Higher Education
               Facility Authority Revenue VRDN, Series: D,
               Pooled Loan Program (NationsBank N.A.
               LOC), 3.85%, 10/7/96                              1,720
       790     Maryland State Community Development
               Administation, Series: PT-12, Merrill
               P-Floats, 3.95%, 10/1/96                            790
                                                              --------
                                                                20,770
                                                              --------

               MASSACHUSETTS - 0.8%
     2,744     City of Glouchester G.O. BAN,
               4.20%, 8/8/97                                     2,747
     1,080     Massachusetts State HFA TOB, Series: 6,
               SFM Program, 3.85%, 12/1/96                       1,080
     4,950     Massachusetts State HFA VRDN,
               Series: 1996-5A, Clipper
               Trust Certificate (AMBAC Insured),
               4.05%, 10/7/96                                    4,950
                                                              --------
                                                                 8,777
                                                              --------

               MICHIGAN - 1.7%
     4,000     City of Detroit School District, Series:
               1996, State School Aid Notes,
               4.50%, 5/1/97                                     4,012

               MICHIGAN - 1.7% (cont'd.)
  $  2,135     Michigan Job Development Authority
               IDR VRDN, Fisher Big Wheel Corp.
               Project (Bayerische Vereinsbank LOC),
               3.85%, 10/7/96                                 $  2,135
     5,900     Michigan Strategic Fund Ltd. G.O. Revenue
               VRDN, Series: 1992 (AMT), Dow Chemical
               Project, 4.10%, 10/1/96                           5,900
     2,500     Michigan Strategic Fund VRDN
               (AMT), Kruger Commodities, Inc. Project
               (Harris Trust and Savings Bank LOC),
               4.00%, 10/7/96                                    2,500
     2,655     Michigan Strategic Fund VRDN, Four "D'
               Investment Company Project (Comerica
               Bank LOC), 3.90%, 10/7/96                         2,655
     1,700     Midland County Economic Development
               Corp. IDR VRDN, Series: 1993 A (AMT),
               Dow Chemical Corp. Project (Dow
               Chemical Gtd.), 4.00%, 10/1/96                    1,700
                                                              --------
                                                                18,902
                                                              --------

               MINNESOTA - 0.5%
     2,200     City of Duluth Tax Increment IDR VRDN,
               Series: 1985, Lake Superior Paper Project
               (Wachovia Bank of Georgia LOC),
               4.05%, 10/7/96                                    2,200
     3,060     County of Stearns Housing &
               Redevelopment Authority VRDN
               (AMT), Cold Spring Granite Co. Project
               (First Bank LOC), 4.05%, 10/7/96                  3,060
                                                              --------
                                                                 5,260
                                                              --------

               MISSOURI - 4.6%
     5,000     City of St. Louis TRAN, Series: 1996,
               4.75%, 6/30/97                                    5,026
     7,000     County of Perry IDR VRDN, Series: 1996
               (AMT), T.G. (USA) Corp. Project
               (Bank of Tokyo-Mitsubishi LOC),
               4.05%, 10/7/96                                    7,000
    21,200     Missouri Higher Education Loan Authority
               VRDN, Series: 1991 B (MBIA Insured),
               3.95%, 10/7/96                                   21,200
     6,680     Missouri Housing Development VRDN,
               Series: 1994 A (AMT), Merrill P-Floats
               PA-116 (GNMA Colld.), 4.05%, 10/7/96              6,680
               Missouri - 4.6% (cont'd.)
  $  1,750     Missouri State Housing Development
               VRDN, Series: D (AMT), Single Family
               Homeowner Loan (FGIC Insured),
               4.20%, 11/1/96                                 $  1,750
     8,860     Missouri State TOCR G.O. VRDN,
               Series: A, 4.15%, 10/7/96                         8,860
                                                              --------
                                                                50,516
                                                              --------

               MONTANA - 2.7%
     1,350     Montana Board of Housing,
               Series: B-2 (AMT), SFM,
               4.00%, 10/1/96                                    1,350
     3,920     Montana Board of Housing Single
               Family VRDN, Series: 1996 A-2, Merrill
               P-Floats  PT-87, 4.05%, 10/7/96                   3,920
    24,600     Montana Board of Investment Resource
               Recovery Revenue VRDN (AMT),
               Colstrip Energy L.P. Project (Fuji Bank
               Ltd. LOC), 4.00%, 10/7/96                        24,600
                                                              --------
                                                                29,870
                                                              --------

               NEBRASKA - 0.4%
     4,000     Nebraska Investment Finance Authority
               IDR VRDN, Series: 1989 (AMT), IDA
               Fremont Beef Project (Sanwa
               Bank LOC), 4.35%, 10/7/96                         4,000
                                                              --------

               New Jersey - 0.5%
     5,775     State of New Jersey G.O., Series:
               BTP-191, 3.70%, 10/15/96                          5,775
                                                              --------

               NEW YORK - 5.0%
    10,000     County of Nassau TAN, Series: 1996 A,
               4.00%, 3/5/97                                    10,025
               Marine Midland Premium Loan Trust
               VRDN, COP (Marine Midland Bank
               LOC)<F5>
    16,032      Series: 1991 A, 3.90%, 10/7/96                  16,032
     1,055      Series: 1991 B, 4.00%, 10/7/96                   1,055
     5,200     New York State Environment Facility
               Corp. PCR VRDN, Series: 94302, Eagle
               Trust-Weekly (CGIC Insured),
               3.95%, 10/7/96                                    5,200

               NEW YORK - 5.0% (cont'd.)
   $20,392     New York State Medical Care Finance
               Agency, Series: BTP-175 (Colld. by U.S.
               Government Securities),
               3.85%, 12/17/96<F6>                             $20,392
     2,800     Pooled Puttable Floating Option VRDN,
               Series: PPT2, 4.25%, 10/1/96                      2,800
                                                              --------
                                                                55,504
                                                              --------

               NORTH CAROLINA - 1.9%
     6,000     Capital Region Airport Commission VRDN
               (AMT), Passenger Facility Charge Revenue
               Bonds (First Union National Bank of
               Charlotte LOC), 4.00%, 10/7/96                    6,000
     2,500     County of Brunswick PCR IDR VRDN,
               Series: 1996 (AMT), Armada Project
               (NationsBank N.A. LOC), 4.00%, 10/7/96            2,500
     2,500     County of Mecklenburg PCR IDR VRDN,
               Series: 1996 (AMT), SteriGenics
               International Project (Comerica Bank LOC),
               3.95%, 10/7/96                                    2,500
     5,500     County of Person Industrial Facility PCR
               VRDN, Series: 1992 A (Carolina Power &
               Light Gtd.), 4.05%, 10/7/96                       5,500
     4,000     North Carolina State Port Authority
               VRDN, Series: 1996 (AMT), Morehead
               City Terminals, Inc. (NationsBank N.A.
               LOC), 4.00%, 10/7/96                              4,000
                                                              --------
                                                                20,500
                                                              --------

               OHIO - 4.4%
     7,040     Dublin Inn Tax-Exempt Mortgage IDR,
               Series: 1987, Adjustable Rate Certificate
               (Huntington National Bank LOC),
               4.57%, 3/1/97                                     7,040
     4,800     Public Facility TOB, Series: 1994 BTP-69,
               4.00%, 10/7/96<F6>                                4,800
     4,000     State of Ohio Air Quality Development
               Authority, Series: A, Pollution Control-
               Duquesne (Union Bank of Switzerland
               LOC), 3.95%, 7/16/97                              4,000
     1,940     State of Ohio Higher Education Facility
               Revenue TOB, Series: 1990-BTP-29,
               4.00%, 10/7/96<F6>                                1,940

               OHIO - 4.4% (cont'd.)
               State of Ohio HFA Mortgage VRDN (AMT)
  $  6,415     Series: 1989 A, 4.10%, 10/7/96                 $  6,415
     9,000     Series: 1996 B-2, 3.80%, 3/3/97                   9,000
     5,875     State of Ohio Infrastructure Improvement
               VRDN, Series: 1994 BTP-170,
               3.95%, 10/7/96                                    5,875
     3,600     State of Ohio Water Development Authority
               PCR VRDN, Series: B (DTC2794), General
               Motors Corp., 3.90%, 10/7/96                      3,600
     1,000     State of Ohio Water Development
               Authority Revenue VRDN, Safe Water Series
               (MBIA Insured), 4.55%, 12/1/96                    1,001
     5,000     State of Ohio Water Development Authority
               Revenue VRDN (AMT), Ohio Edison Co.
               Project (Union Bank of Switzerland
               LOC), 3.80%, 5/1/97                               5,000
                                                              --------
                                                                48,671
                                                              --------

               OKLAHOMA - 0.7%
     7,820     Oklahoma HFA Revenue Bond, Series:
               1996 B (AMT), SFM, 4.05%, 10/7/96                 7,820
                                                              --------

               OREGON - 0.5%
     1,100     Metropolitan Service District VRDN (AMT),
               Riedel Oregon Compost Waste Disposal
               (US Bank of Washington LOC),
               4.05%, 10/7/96                                    1,100
               Oregon State Housing & Commerce Services
               Department, Series: C, SFM Program
     2,000      Series: 1996 C, 3.85%, 5/15/97                   2,000
     2,700      Series: 1996 G, 4.05%, 8/1/97                    2,700
                                                              --------
                                                                 5,800
                                                              --------

               PENNSYLVANIA - 8.7%
               City of Philadelphia School District TRAN
    16,000      Series: 1996, 4.50%, 6/30/97                    16,062
    30,900      Series: 1996 A, 4.50%, 6/30/97                  31,011
               Delaware Valley Regional Finance
               Authority VRDN, Local Government
               Revenue Bonds (Midland Bank PLC LOC)
     3,900      Series: 1985 A, 3.95%, 10/7/96                   3,900
     8,900      Series: 1985 D, 3.95%, 10/7/96                   8,900
     7,000      Series: 1986 A, 3.95%, 10/7/96                   7,000

               PENNSYLVANIA - 8.7% (cont'd.)
  $  3,000     Littlestown IDA VRDN, Hanover House
               Industries Project (NationsBank N.A.
               LOC) 3.85%, 10/7/96                            $  3,000
     3,900     Pennsylvania Economic Development
               Finance Authority IDR VRDN, Series:
               1996 A1-8, (PNC Bank LOC),
               4.00%, 10/7/96                                    3,900
    22,500     Pennsylvania Higher Education
               Assistance Agency VRDN, Series:
               1995 A (AMT), Student Loan Program
               (SLMA LOC), 3.90%, 10/7/96                       22,500
                                                              --------
                                                                96,273
                                                              --------

               PUERTO RICO - 0.6%
     7,000     Puerto Rico Industrial, Medical &
               Environmental PCR, Series: 1983 A,
               Merck & Co., Inc., 4.00%, 12/1/96                 7,000
                                                              --------


               RHODE ISLAND - 0.2%
     2,500     State of Rhode Island TAN,
               Series: 1996 A, 4.50%, 6/30/97                    2,509
                                                              --------

               SOUTH CAROLINA - 0.6%
     5,800     County of Cherokee IDR VRDN,
               Series: 1989 (AMT), Oshkosh Truck
               Corp. Project (NationsBank
               N.A. LOC), 4.00%, 10/7/96                         5,800
               County of Lexington IDR VRDN,
               Allied-Signal Project (FMC Corp. Gtd.)
       200      Series: 1992, 4.00%, 10/7/96                       200
       900      Series: 1992 A, 4.00%, 10/7/96                     900
                                                              --------
                                                                 6,900
                                                              --------

               SOUTH DAKOTA - 2.3%
     8,410     South Dakota Economic Development
               Finance Authority VRDN, Series: 1996
               (AMT), Hastings Filters, Inc. Project
               (Harris Trust and Savings Bank LOC),
               4.00%, 10/7/96                                    8,410
               South Dakota Housing Development
               Authority Homeowner Mortgage
               VRDN (AMT), Merrill P-Floats
    12,755      Series: PT-73-A, 4.05%, 10/7/96                 12,755
     4,000      Series: PA-119, 4.05%, 10/7/96                   4,000
                                                              --------
                                                                25,165
                                                              --------

               TENNESSEE - 2.1%
  $  1,500     County of Dickson IDR VRDN,
               Series: 1996 (AMT), Tennessee Bun Co.
               LLC Project (PNC Bank LOC),
               4.00%, 10/7/96                                 $  1,500
     2,200     City of Greeneville Industrial
               Development Board IDR VRDN,
               Series: 1993, Pet, Inc. Project
               (PNC Bank LOC), 3.85%, 10/7/96                    2,200
     4,000     City of Jackson IDB Waste Facility IDR
               VRDN, Series: 1995 (AMT), Florida Steel
               Corp. Project (NationsBank N.A. LOC),
               4.00%, 10/7/96                                    4,000
     5,000     Counties of Nashville & Davidson
               Housing VRDN (AMT), Old Hickory
               Towers Project (FHLB Indianapolis
               LOC), 3.95%, 10/7/96                              5,000
    10,000     State of Tennesee Housing Development
               Agency, Series: 1996-5 (AMT),
               Homeowner Program, 4.00%, 8/21/97                 9,994
                                                              --------
                                                                22,694
                                                              --------

               TEXAS - 12.8%
     2,400     Brazos River Harbor Navigation District
               VRDN, Series: 1996 (AMT), BASF Corp.
               Project, 4.00%, 10/1/96                           2,400
     2,525     City of Austin Independent School District
               Building P-Floats, Series: 1996 SG-68,
               Merrill Soc Gen, 3.95%, 10/7/96                   2,525
               City of Corpus Christi Authority CP,
               Union Pacific Resources Project
               (Union Pacific Corp. Gtd.)
    15,410      Series: 1989, 4.05%, 10/1/96                    15,410
     9,490      Series: 1989, 4.05%, 12/11/96                    9,490
    16,650      Series: 1992, 4.05%, 10/1/96                    16,650
     6,600     Cities of Dallas-Fort Worth Airport
               Revenue VRDN, Series: 1995 SGB-5,
               Soc Gen Trust (FGIC Insured),
               3.90%, 10/7/96                                    6,600
     4,700     City of Dallas Water & Sewer Works CP,
               Series: A, Gas Works Revenue
               (Industrial Bank of Japan LOC),
               3.70%, 11/21/96                                   4,700
     3,500     City of El Paso Housing Finance Corp.
               VRDN, Series: 1993 (AMT), Viva
               Apartments Project (General Electric
               Corp. LOC), 4.10%, 10/7/96                        3,500

               TEXAS - 12.8% (cont'd.)
  $  3,645     City of Fort Worth Housing Finance Corp.
               (AMT), GNMA Mortgage-Backed Securities
               Program (Colld. in GNMA Securities),
               3.75%, 10/1/96                                 $  3,645
     3,455     City of Houston Water & Sewer System
               TOB, Series: 1992 C BTP-54
               (MBIA Insured), 4.00%, 10/7/96<F6>                3,455
     7,000     City of Mansfield Independent School
               District, Series: 1996, School Building
               (PSF of Texas Gtd.), 4.14%, 7/1/97                7,001
     7,600     County of Calhoun Navigation IDR
               VRDN (AMT), Formosa Plastics Corp.
               U.S.A. (Bank of America LOC),
               3.95%, 10/7/96                                    7,600
    11,600     County of Denton Independent School
               District G.O., Series: B (PSF of Texas Gtd.),
               3.98%, 8/15/97                                   11,602
     8,000     County of Harris Toll Road Unlimited
               VRDN, Series: 1994 A, Citicorp
               Eagle Trust #954302, 4.00%, 10/7/96<F6>           8,000
     5,000     Greater East Texas Student Loan Corp.
               Revenue VRDN, Series: A (SLMA LOC),
               3.35%, 3/1/97                                     5,000
               Gulf Coast Waste Disposal Authority
               VRDN (AMT), Amoco Oil Co. Project
               (Amoco Oil Co. Gtd.)
     1,800      Series: 1994, 4.05%, 10/1/96                     1,800
     2,800      Series: 1995, 4.05%, 10/1/96                     2,800
     1,000     North Central Health Facilities Development
               Corp. VRDN, Presbyterian Medical Center
               Project (MBIA Insured), 3.90%, 10/1/96            1,000
     8,300     North Texas Higher Education Authority
               VRDN, Series: 1993 A (AMT), Student Loan
               Program (SLMA LOC), 3.90%, 10/7/96                8,300
     5,800     North Texas Higher Education Authority
               VRDN, Series: 1996 A, Student Loan
               Program (AMBAC Insured), 3.90%, 10/7/96           5,800
     8,570     Texas Veterans Housing Program VRDN,
               Series: 1994D PT-83 (AMT), Merrill
               P-Floats, 4.05%, 10/7/96                          8,570
     5,049     Texas Turnpike Authority Dallas Toll
               Revenue VRDN, Series: BTP-60 ADP
               Class B (AMBAC Insured),
               4.00%, 10/7/96                                    5,049
                                                              --------
                                                               140,897
                                                              --------
               UTAH - 1.3%
  $  1,800     City of Salt Lake Flexible Revenue CP,
               Series: 1990, Pooled Hospital Finance
               Program (Westdeutsche Landesbank
               Girozentral LOC), 3.65%, 10/23/96              $  1,800
    12,700     Utah State Board of Regents VRDN,
               Series: 1996 Q (AMT), Student Loan
               Program (AMBAC Insured),
               3.90%, 10/7/96                                   12,700
                                                              --------
                                                                14,500
                                                              --------

               VIRGINIA - 1.3%
     3,200     City of Norfolk G.O. VRDN,
               Eagle Trust #944601, 4.00%, 10/7/96<F5>           3,200
     6,900     City of Roanoke IDR VRDN,
               Series: 1994, Cooper Industries Project
               (Cooper Industries Gtd.), 4.00%, 10/7/96          6,900
     2,200     County of Botetourt IDR VRDN,
               Valley Forge Company Project
               (Harris Trust and Savings Bank LOC),
               4.00%, 10/7/96                                    2,200
     1,900     State of Virginia G.O. VRDN, Series:
               1994, Citicorp Eagle Trust #954601
               (State of Virginia), 4.00%, 10/7/96<F6>           1,900
                                                              --------
                                                                14,200
                                                              --------

               WASHINGTON - 0.2%
     2,500     City of Kent Economic Development
               Corp. IDR VRDN, Associated Grocers
               Project (Seattle-First National Bank
               LOC), 4.26%, 10/7/96                              2,500
                                                              --------

               WISCONSIN - 3.1%
     3,475     City of Milwaukee Redevelopment VRDN,
               Series: 1996 (AMT), Starline
               Manufacturing, Inc. (Harris Trust and
               Savings Bank LOC), 4.00%, 10/7/96                 3,475
     4,290     City of Pewaukee IDR VRDN,
               Series: 1992 (AMT), HUSCO
               International, Inc. Project (Bank One,
               Milwaukee LOC), 4.00%, 10/7/96                    4,290
     4,500     City of Winneconne Community School
               District, Waushara & Winnebago Counties,
               4.00%, 2/3/97                                     4,504

               WISCONSIN - 3.1% (cont'd.)
               Wisconsin Housing & Economic
               Development Authority Revenue VRDN,
               Home Ownership Revenue Program
    $1,760      Series: 1987 C22, 4.00%, 9/1/97           $      1,760
     1,380      Series: 1987 C23, 4.00%, 9/1/97                  1,380
     9,305      Series: 1989 C39, 4.00%, 9/1/97                  9,305
     9,410     Wisconsin Housing & Economic
               Development Authority Revenue VRDN,
               Series: 1991-B (AMT), Home Ownership
               Revenue Program (FHA Insured),
               3.85%, 3/1/97                                     9,410
                                                              --------
                                                                34,124
                                                              --------
               Total Municipal Investments
               (cost $1,077,964)                             1,077,964
                                                              --------

NUMBER
OF SHARES
(000S)
---------

               OTHER - 0.7%

     1,130     AIM Tax-Free Money Market Fund                    1,130
       300     Dreyfus Tax-Exempt Cash Management
               Fund                                                300
     1,150     Federated Tax Free Trust
               Money Market Fund #15                             1,150
       500     Federated Tax Free Trust
               Money Market Fund #73                               500
     3,794     Provident Municipal Cash Fund                     3,794
     1,184     Provident Municipal Fund                          1,184
                                                              --------

               Total Other
               (cost $8,058)                                     8,058
                                                              --------

               Total Investments - 98.4%
               (cost $1,086,022)                             1,086,022

               Other Assets less Liabilities - 1.6%             17,091
                                                              --------

               NET ASSETS - 100.0%                          $1,103,113
                                                           ===========


<F5> These private placement securities may require registration under the
Securities Act of 1933 or an exemption therefrom in order to effect sale in the ordinary course of business. At September 30, 1996, the value of these securities amounted to $39,747,000 or 3.6% of net assets.

<F6> Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,487,000 or 3.7% of net assets.

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
U.S. GOVERNMENT SELECT MONEY MARKET FUND


PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

               U.S. GOVERNMENT AGENCIES - 95.8%

               FEDERAL FARM CREDIT BANK - 20.7%
               FFCB Discount Notes
 $     725     5.244%, 10/15/96                             $      724
    10,000     5.271%, 10/22/96                                  9,969
     4,000     5.335%, 10/22/96                                  3,988
     5,000     5.308%, 11/6/96                                   4,974
     1,605     5.291%, 11/20/96                                  1,593
                                                              --------
                                                                21,248
                                                              --------

               FEDERAL HOME LOAN BANK - 60.7%
               FHLB Discount Notes
     5,900     5.265%, 10/7/96                                   5,895
       255     5.239%, 10/9/96                                     255
    11,970     5.29%, 10/9/96                                   11,957
     3,000     5.372%, 10/9/96                                   2,996
     2,000     5.423%, 10/16/96                                  1,996
     7,500     5.213%, 10/17/96                                  7,483
     3,500     5.339%, 10/17/96                                  3,492
     5,800     5.428%, 10/28/96                                  5,777
       400     5.27%, 11/18/96                                     397
     5,000     5.509%, 1/7/97                                    4,928
     4,000     5.652%, 1/9/97                                    3,939
     1,500     5.464%, 1/13/97                                   1,477
     5,000     5.445%, 1/22/97                                   4,918
     4,000     5.587%, 2/21/97                                   3,913
     3,000     5.85%, 8/1/97                                     3,002
                                                              --------
                                                                62,425
                                                              --------

               STUDENT LOAN MARKETING
               ASSOCIATION - 9.6%
     8,000     SLMA Discount Note,
               5.352%, 12/18/96                                  7,909
     2,000     SLMA FRN, 5.435%, 12/3/96                         1,999
                                                              --------
                                                                 9,908
                                                              --------

               TENNESEE VALLEY AUTHORITY - 4.8%
     5,000     TVA Discount Note,
               5.261%, 11/7/96                                   4,973
                                                              --------
               Total U.S. Government Agencies
               (cost $98,554)                                   98,554
                                                              --------


NUMBER
OF SHARES                                                       VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------


               OTHER - 4.6%

     4,689     Dreyfus Prime Money Market Fund              $    4,689
                                                              --------

               Total Other
               (cost $4,689)                                     4,689
                                                              --------

               Total Investments - 100.4%
               (cost $103,243)                                 103,243

               Liabilities less Other Assets - (0.4)%            (369)
                                                              --------

               NET ASSETS - 100.0%                            $102,874
                                                             =========


See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

               MUNICIPAL INVESTMENTS - 97.9%

               CALIFORNIA - 97.9%
  $  1,000     City of Irvine Limited Obligation
               Improvement VRDN, Assessment District
               No. 94-15 (Dai-Ichi Kangyo Bank LOC),
               3.70%, 10/1/96                                 $  1,000
       600     City of Los Angeles VRDN, Series: 1995 D,
               Coral Wood Court Project (Union Bank
               LOC), 3.95%, 10/7/96                                600
     3,600     City of Marysville Joint Unified School
               District TRANS, 4.50%, 11/21/96                   3,603
     3,955     City of San Diego Public Facility Water/
               Sewer VRDN, Merrill Soc Gen Muni
               Trust, Series: SG-14 (AMBAC Insured),
               3.85%, 10/7/96                                    3,955
     4,975     City of San Francisco G.O. VRDN,
               BA Securities, Series: 1996-A
               (FGIC Insured), 3.90%, 10/7/96                    4,975
     2,635     City of San Marcos Public Facility
               Authority Revenue Bond, Series: 1989-
               BTP-187, Civic Center Project (Colld. by
               U.S. Government Securities), 3.75%, 3/6/97        2,635
    12,146     City of San Marcos Public Facility
               Authority Revenue Bond, Series:
               1989-BTP-188, Civic Center Project
               (Colld. by U.S. Government Securities),
               3.95%, 10/7/96                                   12,146
       645     City of Visalia COP VRDN, Series: 1985,
               Convention Center Expansion Project
               (Mitsubishi Bank LOC), 3.85%, 10/7/96               645
     2,350     County of Campbell Union Elementary
               School District TRAN, Series: 1996-1997,
               4.50%, 7/2/97                                     2,360
     2,000     County of Contra Costa TOB, Series:
               1988, Home Mortgage Revenue Program
               (Colld. by U.S Government Securities),
               4.00%, 12/1/96                                    2,000
     2,000     County of Los Angeles COP, Series: A,
               California Equipment Program F
               (Canadian Imperial Bank LOC),
               4.00%, 6/1/97                                     2,001
     2,200     County of Los Angeles VRDN,
               Series: A, Sand Canyon Villas Project
               (Industrial Bank of Japan LOC),
               4.00%, 10/7/96                                    2,200

               CALIFORNIA - 97.9% (cont'd.)
    $1,500     County of Moreno Valley Unified School
               District TRAN, Series: 1996/97,
               4.50%, 6/30/97                                   $1,505
     2,100     County of Orange Multifamily VRDN,
               Monarch Laguna Assn./Monarch Bay,
               Series: 1985 T (Bank of Tokyo-Mitsubishi
               LOC), 3.90%, 10/7/96                              2,100
     1,900     County of Orange Apartment Development
               VRDN, Series: 1988 A, Vista Verde
               Apartments (Wells Fargo Bank LOC),
               3.95%, 10/7/96                                    1,900
     1,100     County of Orange Apartment Development
               #19 VRDN, Parkplace Irvine County Phase
               1B Project (New England Mutual Gtd.),
               3.90%, 10/7/96                                    1,100
     9,600     County of Orange Apartment Development
               VRDN, Series: 1992 B, Aliso Creek Project
               (Wells Fargo & Co. LOC), 4.15%, 10/7/96           9,600
       250     County of Orange Limited Obligation
               Improvement VRDN, Irvine Coast
               Assessment District #88-1 (Soc Gen LOC),
               3.90%, 10/1/96                                      250
     2,000     County of Oxnard Unified High School
               District TRAN, Series: 1996, 4.50%, 8/7/97        2,007
     2,000     County of Riverside Housing Revenue Bond
               VRDN, Series: 1989 B,  Amanda Parks Apts.
               Project (Fuji Bank LOC), 4.35%, 10/7/96           2,000
     1,200     County of Riverside Housing Revenue Bond
               VRDN, Series: 1992 A (Union Bank LOC),
               3.90%, 10/7/96                                    1,200
     4,000     County of Riverside Transportation Sales
               Tax Revenue CP (Industrial Bank of Japan
               LOC), 3.70%, 11/7/96                              4,000
     1,300     County of Sacramento Multifamily Housing
               Revenue Bond VRDN, Series: 1985 A,
               River Oaks (Dai-Ichi Kangyo Bank LOC),
               3.90%, 10/7/96                                    1,300
     2,300     County of Sacramento Multifamily Housing
               Revenue Bond VRDN, Series: 1985 E,
               River Oaks (Dai-Ichi Kangyo Bank LOC),
               3.90%, 10/7/96                                    2,300
     1,245     County of Santa Clara Housing Authority
               VRDN, Series: A, Multifamily Avenida
               Espana Gardens (Union Bank LOC),
               3.70%, 10/7/96                                    1,245

               California - 97.9% (cont'd.)
  $  2,000     Health Facility Authority Revenue Bond
               VRDN, Episcopal Home Project
               (Union Bank LOC), 4.05%, 10/7/96               $  2,000
     5,000     HFA Home Mortgage Revenue Bond,
               Series: 1996 J, 4.00%, 7/24/97                    5,000
     2,360     HFA VRDN, Series: 1991 G,
               Merrill P-Floats PT-40D,
               4.00%, 10/7/96                                    2,360
       860     HFA VRDN, Series: 1995 B,
               Merrill P-Floats PT-56,
               4.00%, 10/7/96                                      860
     2,000     HFA VRDN, Series: 1995 E,
               Mandatory Put (Bayerische
               Landesbank LOC), 3.50%, 2/1/97                    2,000
     5,300     Irvine Ranch Consolidated Water District
               VRDN, Series: 1993 B, Districts 2, 102, 103
               & 206 (Morgan Guaranty Trust Co. LOC),
               3.90%, 10/1/96                                    5,300
     2,260     Pleasant Hill Redevelopment Agency
               Housing Revenue Bonds VRDN, Series:
               1996-A, Chateau III Project (Commerzbank
               (C.) LOC), 4.00%, 10/7/96                         2,260
     1,590     Regents of University of California VRDN,
               Series: C, Merrill Soc Gen Muni Trust,
               SG-24 (AMBAC Insured), 3.85%, 10/7/96             1,590
     9,000     School Cash Reserve Program Authority
               TRAN, Pool Bonds, Series: 1996 A,
               4.75%, 7/2/97                                     9,048
     5,400     State Community Development Authority
               Housing Revenue, Series: 1995 B (AMT),
               Kimberly Woods Apartments (FNMA
               Colld.), 3.85%, 10/7/96                           5,400
     4,000     State Department of Water Resources
               Water/Sewer VRDN, Central Valley
               Project, Merrill Soc Gen Muni Trust,
               Series: SG-5, 3.85%, 10/7/96                      4,000
    12,050     State G.O. VRDN, Series: 1992 (MBIA
               Insured), 4.10%, 10/7/96                         12,050
     2,000     State G.O. VRDN, Series: 1995, Bear
               Stearns/Soc Gen Trust (FSA Insured),
               3.85%, 10/7/96                                    2,000
     4,000     State G.O. VRDN TOB, Series: 5027C,
               Citibank (FGIC Insured),
               3.90%, 10/7/96                                    4,000

               California - 97.9% (cont'd.)
    $4,000     State of California RAN,
               Series: 1996 A, 4.50%, 6/30/97               $    4,015
     2,000     State of California RAN
               VRDN, Series: 1996-97 B, 63% of 3-mo
               LIBOR, Late Day Daily Put,
               3.514%, 10/1/96                                   2,000
       400     State Pollution Control Finance
               Authority, Pacific Gas & Electric
               Project (Banque Nationale de Paris
               LOC), 3.90%, 10/1/96                                400
     4,000     Statewide Community Development
               Authority TRAN, Series: A (Statewide
               Communities Program Pool Residual
               Fund Insured), 4.75%, 6/30/97                     4,022
     6,640     Statewide Community Development
               Authority VRDN, Series: 1994, Chevron
               U.S.A. Inc. Project (Chevron Oil Gtd.),
               3.95%, 10/1/96                                    6,640
                                                              --------

               Total Municipal Investments
               (cost $143,572)                                 143,572
                                                              --------

NUMBER
OF SHARES
(000S)
---------

               OTHER - 1.6%

       391     Federated Tax Exempt Money Market
               Fund #80                                            391
     1,938     Provident Institutional California
               Money Fund                                       1,938
                                                              --------

               Total Other
               (cost $2,329)                                    2,329
                                                              --------

               Total Investments - 99.5%
               (cost $145,901)                                 145,901

               Other Assets less Liabilities - 0.5%               774
                                                              --------

               NET ASSETS - 100.0%                            $146,675
                                                            ==========

See Notes to the Financial Statements.



STATEMENTS OF ASSETS AND LIABILITIES September 30, 1996 (Unaudited)
FIXED INCOME FUNDS


                                                                                      Florida                        Int'l.
                                           U.S.          Fixed       Intermediate   Intermediate                     Fixed
AMOUNTS IN THOUSANDS,                     Gov't.         Income       Tax-Exempt     Tax-Exempt     Tax-Exempt       Income
EXCEPT PER SHARE DATA                      Fund           Fund           Fund           Fund           Fund           Fund
                                          ----------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $162,280,
    $108,300, $258,510, $4,339,
    $124,476 and $14,927, respectively)  $162,029      $107,622        $260,778         $4,355        $128,101        $15,527
  Cash and foreign currency                     4            12               3            214               2             43
  Income receivable                         1,642         1,106           2,965             56           2,000            535
  Receivable for foreign tax withheld           -             -               -              -               -             33
  Receivable from Adviser                       3             3               5              7               3              1
  Deferred organization costs, net of
    accumulated amortization                   36            28              56              -              38             19
  Prepaid and other assets                     13            16              17             12              14              7
                                         --------      --------        --------         ------        --------        -------
      Total Assets                        163,727       108,787         263,824          4,644         130,158         16,165
                                         --------      --------        --------         ------        --------        -------

LIABILITIES:
  Dividends payable                            92            69             106              2              65              9
  Payable for securities purchased              -             -          13,020              -               -              -
  Accrued investment advisory fees             17            11              24              -              13              2
  Accrued administration fees                   1             -               1              -               -              -
  Accrued custody and accounting fees           1             2               2              1               2              2
  Accrued transfer agent fees                   2             1               4              -               2              -
  Accrued registration fees
    and other liabilities                      13            12              13              7               8              8
                                         --------      --------        --------         ------        --------        -------
      Total Liabilities                       126            95          13,170             10              90             21
                                         --------      --------        --------         ------        --------        -------
  Net Assets                             $163,601      $108,692        $250,654         $4,634        $130,068        $16,144
                                         ========      ========        ========         ======        ========        =======

ANALYSIS OF NET ASSETS:
  Capital stock                          $163,495      $108,656        $246,945         $4,624        $125,790        $15,101
  Accumulated undistributed
    (distributions in
    excess of) net investment income         (40)          (55)              39              -              26            206
  Accumulated net realized gains
    (losses) on investments and
    foreign currency transactions             397           769           1,402            (6)             627            243
  Net unrealized appreciation
    (depreciation)
    on investments                          (251)         (678)           2,268             16           3,625            600
  Net unrealized losses on translation
    of assets and liabilities
    denominated in foreign
    currencies                                  -             -               -              -               -            (6)
  Net Assets                             $163,601      $108,692        $250,654         $4,634        $130,068        $16,144
                                         ========      ========        ========         ======        ========        =======

SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                 16,343        10,824          24,621            463          12,507          1,498

NET ASSET VALUE, REDEMPTION AND
  OFFERING PRICE PER SHARE                 $10.01        $10.04          $10.18         $10.01          $10.40         $10.78
See Notes to the Financial Statements.


STATEMENTS OF OPERATIONS Period Ended September 30, 1996 (Unaudited)
FIXED INCOME FUNDS

                                                                                      Florida                        Int'l.
                                           U.S.          Fixed       Intermediate   Intermediate                     Fixed
                                          Gov't.         Income       Tax-Exempt     Tax-Exempt     Tax-Exempt       Income
AMOUNTS IN THOUSANDS                       Fund           Fund           Fund         Fund<F7>         Fund           Fund
                                          ----------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income                          $4,617        $3,380          $5,822            $18          $3,396       $535<F8>
                                         --------      --------        --------         ------        --------        -------
EXPENSES:
  Investment advisory fees                    587           391             932              3             477             94
  Administration fees                         117            78             186              1              95             12
  Transfer agent fees                          78            52             124              -              63              9
  Custody and accounting fees                  31            29              44              5              31             38
  Professional fees                             9             9              10              5               9              8
  Registration fees                             8             9               8              4               5              4
  Amortization of organization costs            7             6              11              -               8              3
  Trustees' fees                                3             2               4              -               3              2
  Other                                         7             5              11              1               6              2
                                         --------      --------        --------         ------        --------        -------
  Total Expenses                              847           581           1,330             19             697            172
    Less: Voluntary waivers of investment
      advisory and administration fees       (30)          (21)           (113)            (1)            (62)           (27)
    Less: Reimbursement of expenses
      by Adviser                            (117)          (93)           (166)           (15)            (97)           (54)
                                         --------      --------        --------         ------        --------        -------

    Net Expenses                              700           467           1,051              3             538             91
                                         --------      --------        --------         ------        --------        -------

NET INVESTMENT INCOME                       3,917         2,913           4,771             15           2,858            444
                                         --------      --------        --------         ------        --------        -------

NET REALIZED AND UNREALIZED GAINS (LOSSES):
  Net realized gains (losses) on:
    Investments                             (743)         (547)           (891)            (6)              64            103
    Foreign currency transactions               -             -               -              -               -             78
  Net change in unrealized appreciation
    on investments                             32            22              19             16             556             62
  Net change in unrealized losses on
    translation of assets and liabilities
    denominated in foreign currencies           -             -               -              -               -            (3)
                                         --------      --------        --------         ------        --------        -------
    Net Gains (Losses) on Investments       (711)         (525)           (872)             10             620            240

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                $3,206        $2,388          $3,899            $25          $3,478           $684
                                         ========      ========        ========         ======        ========        =======

<F7>  Commenced investment operations on August 15, 1996.
<F8>  Net of $5 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FIXED INCOME FUNDS

                                                                              Fixed                      Intermediate
                                             U.S. Government                  Income                      Tax-Exempt
                                                  Fund                         Fund                          Fund
                                         -----------------------     -----------------------       -----------------------
                                        Six Months       Year         Six Months        Year        Six Months        Year
                                           Ended         Ended          Ended          Ended          Ended          Ended
                                         Sept. 30,     March 31,      Sept. 30,      March 31,      Sept. 30,      March 31,
                                           1996          1996            1996           1996           1996           1996
AMOUNTS IN THOUSANDS                    (Unaudited)                  (Unaudited)                   (Unaudited)
                                        ------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                  $  3,917      $  6,829        $  2,913       $  5,131        $  4,771       $  9,311
  Net realized gains (losses) on:
    Investments                             (743)         2,958           (547)          3,447           (891)          5,055
    Foreign currency transactions               -             -               -              -               -              -
  Net change in unrealized appreciation
    (depreciation) on investments              32         (420)              22           (45)              19            630
  Net change in unrealized gains (losses) on
    translation of assets and liabilities
    denominated in foreign currencies           -             -               -              -               -              -
                                         --------      --------        --------         ------        --------        -------
    Net Increase in Net Assets Resulting
      from Operations                       3,206         9,367           2,388          8,533           3,899         14,996
                                         --------      --------        --------         ------        --------        -------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                              24,979        44,443          16,517         48,410          37,799         51,544
  Shares from reinvestment of dividends       141           224             505            795              53            173
  Shares redeemed                         (9,870)      (14,524)         (9,144)       (15,726)        (30,465)       (32,864)
                                         --------      --------        --------         ------        --------        -------
    Net Increase in Net Assets Resulting
      from Capital Share Transactions      15,250        30,143           7,878         33,479           7,387         18,853
                                         --------      --------        --------         ------        --------        -------

DISTRIBUTIONS PAID:
  From net investment income              (3,917)       (6,787)         (2,913)        (5,061)         (4,771)        (9,311)
  From net realized gains                       -         (104)               -        (1,541)               -        (1,650)
                                         --------      --------        --------         ------        --------        -------
    Total Distributions Paid              (3,917)       (6,891)         (2,913)        (6,602)         (4,771)       (10,961)
                                         --------      --------        --------         ------        --------        -------

TOTAL INCREASE IN NET ASSETS               14,539        32,619           7,353         35,410           6,515         22,888

NET ASSETS:
  Beginning of period                     149,062       116,443         101,339         65,929         244,139        221,251
                                         --------      --------        --------         ------        --------        -------
  End of period                          $163,601      $149,062        $108,692       $101,339        $250,654       $244,139
                                         ========      ========        ========         ======        ========        =======

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME       $(40)         $(40)           $(55)          $(55)             $39            $39
                                         ========      ========        ========         ======        ========        =======

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)
FIXED INCOME FUNDS
                                          Florida                                        International
                                       Intermediate                                          Fixed
                                        Tax-Exempt           Tax-Exempt                      Income
                                           Fund                 Fund                          Fund
                                        ----------    ------------------------     -------------------------
                                          Period      Six Months         Year        Six Months        Year
                                           Ended         Ended          Ended          Ended          Ended
                                         Sept. 30,     Sept. 30,      March 31,      Sept. 30,      March 31,
                                         1996<F9>        1996            1996           1996           1996
AMOUNTS IN THOUSANDS                    (Unaudited)   (Unaudited)                   (Unaudited)
                                        ----------------------------------------------------------------------

OPERATIONS:
  Net investment income                   $    15     $   2,858       $   5,598        $   444        $    868
  Net realized gains (losses) on:
    Investments                               (6)            64           1,827            103             230
    Foreign currency transactions               -             -               -             78             277
  Net change in unrealized appreciation
    (depreciation) on investments              16           556           1,556             62           (559)
  Net change in unrealized gains
    (losses) on translation of assets
    and liabilities denominated in
    foreign currencies                          -             -               -            (3)               2
                                         --------      --------        --------         ------        --------

    Net Increase in Net Assets
      Resulting from Operations                25         3,478           8,981            684             818
                                         --------      --------        --------         ------        --------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                               4,623        11,517          21,469          1,697           5,457
  Shares from reinvestment of dividends         1            73              82             71             151
  Shares redeemed                               -       (7,255)        (18,270)        (1,529)         (2,894)
                                         --------      --------        --------         ------        --------
    Net Increase in Net Assets Resulting
      from Capital Share Transactions       4,624         4,335           3,281            239           2,714
                                         --------      --------        --------         ------        --------
DISTRIBUTIONS PAID:
  From net investment income                 (15)       (2,858)         (5,598)          (444)           (868)
  From net realized gains                       -             -           (241)              -            (27)
    Total Distributions Paid                 (15)       (2,858)         (5,839)          (444)           (895)
                                         --------      --------        --------         ------        --------
TOTAL INCREASE IN NET ASSETS                4,634         4,955           6,423            479           2,637

NET ASSETS:
  Beginning of period                           -       125,113         118,690         15,665          13,028
                                         --------      --------        --------         ------        --------
  End of period                            $4,634      $130,068        $125,113        $16,144         $15,665
                                         ========      ========        ========         ======        ========

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME         $ -           $26             $26           $206            $206
                                         ========      ========        ========         ======        ========

<F9>  Commenced investment operations on August 15, 1996.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS
FIXED INCOME FUNDS
                                                                                                      Fixed
                                                    U.S. Government                                   Income
                                                          Fund                                         Fund
                                         --------------------------------------      ----------------------------------------
                                        Six Months       Year            Year        Six Months        Year           Year
                                           Ended         Ended          Ended          Ended          Ended          Ended
                                         Sept. 30,     March 31,      March 31,      Sept. 30,      March 31,      March 31,
                                           1996          1996            1995           1996           1996           1995
                                        (Unaudited)                                 (Unaudited)
SELECTED PER SHARE DATA                 --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $10.06       $  9.84          $10.00         $10.10         $  9.78         $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                      0.25          0.51            0.50           0.28            0.58           0.62
  Net realized and unrealized gains
    (losses) on investments and
    foreign currency transactions          (0.05)          0.29          (0.16)         (0.06)            0.50         (0.22)
                                          -------       -------         -------        -------         -------        -------
    Total Income from Investment
      Operations                             0.20          0.80            0.34           0.22            1.08           0.40
                                          -------       -------         -------        -------         -------        -------

LESS DISTRIBUTIONS PAID:
  From net investment income               (0.25)        (0.51)          (0.50)         (0.28)          (0.59)         (0.62)
  From net realized gains                       -        (0.07)               -              -          (0.17)              -
                                          -------       -------         -------        -------         -------        -------
    Total Distributions                    (0.25)        (0.58)          (0.50)         (0.28)          (0.76)         (0.62)
                                          -------       -------         -------        -------         -------        -------

NET ASSET VALUE, END OF PERIOD             $10.01        $10.06           $9.84         $10.04          $10.10          $9.78
                                          -------       -------         -------        -------         -------        -------

TOTAL RETURN                                2.00%         7.65%           3.49%          2.27%          11.18%          4.16%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end
    of period                            $163,601      $149,062        $116,443       $108,692        $101,339        $65,929
  Ratio to average net assets of: <F11>
    Expenses, net of waivers and
      reimbursements                        0.90%         0.90%           0.90%          0.90%           0.90%          0.90%
    Expenses, before waivers and
      reimbursements                        1.09%         1.10%           1.12%          1.12%           1.14%          1.18%
    Net investment income, net of
      waivers and reimbursements            5.02%         5.07%           5.20%          5.61%           5.79%          6.48%
    Net investment income (loss),
      before waivers
      and reimbursements                    4.83%         4.87%           4.98%          5.39%           5.55%          6.20%
  Portfolio Turnover Rate                  43.57%       112.00%          42.29%         37.21%         116.22%         55.27%

FINANCIAL HIGHLIGHTS (Continued)
FIXED INCOME FUNDS
                                                                                     Florida
                                                      Intermediate                 Intermediate
                                                       Tax-Exempt                   Tax-Exempt
                                                          Fund                         Fund
                                         --------------------------------------    -----------
                                        Six Months       Year            Year          Period
                                           Ended         Ended          Ended          Ended
                                         Sept. 30,     March 31,      March 31,      Sept. 30,
                                           1996          1996            1995        1996<F10>
                                        (Unaudited)                                 (Unaudited)
                                        -------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD       $10.22        $10.03          $10.00         $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                      0.20          0.41            0.40           0.04
  Net realized and unrealized gains
    (losses) on investments and
    foreign currency transactions          (0.04)          0.26            0.03           0.01
                                          -------       -------         -------        -------

    Total Income from Investment
      Operations                             0.16          0.67            0.43           0.05
                                          -------       -------         -------        -------

LESS DISTRIBUTIONS PAID:
  From net investment income               (0.20)        (0.41)          (0.40)         (0.04)
  From net realized gains                       -        (0.07)               -              -
                                          -------       -------         -------        -------
    Total Distributions                    (0.20)        (0.48)          (0.40)         (0.04)
                                          -------       -------         -------        -------

NET ASSET VALUE, END OF PERIOD             $10.18        $10.22          $10.03         $10.01
                                          -------       -------         -------        -------

TOTAL RETURN                                1.57%         6.81%           4.38%          0.51%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands,
    end of period                        $250,654      $244,139        $221,251         $4,634
  Ratio to average net assets of: <F11>
    Expenses, net of waivers
      and reimbursements                    0.85%         0.85%           0.85%          0.85%
    Expenses, before waivers
      and reimbursements                    1.07%         1.08%           1.09%          4.76%
    Net investment income, net of
      waivers and reimbursements            3.85%         4.01%           4.09%          3.72%
    Net investment income (loss),
      before waivers
      and reimbursements                    3.63%         3.78%           3.85%        (0.19)%
  Portfolio Turnover Rate                  46.32%       137.85%          78.87%        103.54%


FINANCIAL HIGHLIGHTS (Continued)
FIXED INCOME FUNDS

                                                   Tax-Exempt
                                                      Fund
                                    ---------------------------------------
                                    Six Months        Year            Year
                                       Ended          Ended           Ended
                                     Sept. 30,      March 31,       March 31,
                                       1996           1996            1995
                                    (Unaudited)
                                    ----------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD   $10.35         $10.08         $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                   0.23           0.48           0.48
 Net realized and unrealized
   gains (losses) on
   investments and foreign
   currency transactions                 0.05           0.29           0.08
                                       ------         ------         ------
   Total Income from
     Investment Operations               0.28           0.77           0.56
                                       ------         ------         ------

LESS DISTRIBUTIONS PAID:
 From net investment income            (0.23)         (0.48)         (0.48)
 From net realized gains                    -         (0.02)              -
                                       ------         ------         ------
   Total Distributions                 (0.23)         (0.50)         (0.48)
                                       ------         ------         ------
NET ASSET VALUE, END OF PERIOD         $10.40         $10.35         $10.08
                                       ------         ------         ------

TOTAL RETURN                            2.73%          7.80%          5.78%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands,
   end of period                     $130,068       $125,113       $118,690
 Ratio to average net assets of: <F11>
   Expenses, net of waivers
     and reimbursements                 0.85%          0.85%          0.85%
   Expenses, before waivers
     and reimbursements                 1.10%          1.10%          1.11%
   Net investment income,
     net of waivers and
     reimbursements                     4.51%          4.62%          4.95%
   Net investment income
     (loss), before waivers
     and reimbursements                 4.26%          4.37%          4.69%
 Portfolio Turnover Rate                3.47%         60.50%         54.94%



FINANCIAL HIGHLIGHTS (Continued)
FIXED INCOME FUNDS

                                                  International
                                                      Fixed
                                                     Income
                                                      Fund
                                    ----------------------------------------
                                    Six Months        Year            Year
                                       Ended          Ended           Ended
                                     Sept. 30,      March 31,       March 31,
                                       1996           1996            1995
                                    (Unaudited)
                                    ----------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF YEAR     $10.62         $10.64         $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                   0.30           0.78           0.58
 Net realized and unrealized
   gains (losses) on
   investments and foreign
   currency transactions                 0.16         (0.16)           0.64
                                       ------         ------         ------
   Total Income from
     Investment Operations               0.46           0.62           1.22
                                       ------         ------         ------

LESS DISTRIBUTIONS PAID:
 From net investment income            (0.30)         (0.62)         (0.56)
 From net realized gains                    -         (0.02)              -
 In excess of net investment income         -              -         (0.02)
                                       ------         ------         ------
   Total Distributions                 (0.30)         (0.64)         (0.58)
                                       ------         ------         ------
NET ASSET VALUE, END OF PERIOD         $10.78         $10.62         $10.64
                                       ------         ------         ------

TOTAL RETURN                            4.44%          5.84%         12.77%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands,
   end of period                      $16,144        $15,665        $13,028
 Ratio to average net assets of: <F11>
   Expenses, net of waivers
     and reimbursements                 1.15%          1.15%          1.15%
   Expenses, before waivers
     and reimbursements                 2.18%          2.00%          2.42%
   Net investment income, net
     of waivers and
     reimbursements                     5.65%          5.75%          5.96%
   Net investment income, before
     waivers and
     reimbursements                     4.62%          4.90%          4.69%
 Portfolio Turnover Rate               21.09%         52.05%         43.24%


<F10> Commenced investment operations on August 15, 1996.
<F11> Annualized for periods less than a full year.

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
U.S. GOVERNMENT FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

        U.S. GOVERNMENT AGENCIES - 33.3%
            FEDERAL HOME LOAN MORTGAGE
            CORPORATION - 6.8%
    $4,000   Series: 1614, Class E,
             5.2%, 4/15/15                                    $  3,941
     4,750   Series: 1379, Class EA,
             6.00%, 5/15/16                                      4,693
     2,455   7.599%, 11/1/24                                     2,487
                                                              --------
                                                                11,121
                                                              --------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION
            REMIC TRUST - 18.8%
     1,530   Series: 1991-37, Class G,
             8.15%, 8/25/05                                      1,570
     7,672   Series: 1994-40, Class C,
             5.00%, 9/25/13                                      7,573
     1,057   Series: 1993-203, Class PC,
             4.75%, 11/25/13                                     1,045
     6,980   Series: 1996-M4, Class A,
             7.75%, 3/17/17                                      7,095
     4,500   Series: 92-200, Class E,
             6.25%, 6/25/17                                      4,462
       322   Series: 89-15, Class D,
             10.00%, 9/25/18                                       332
     5,410   Series: 1995-11, Class A, P.O.,
             0.00%, 1/25/24<F12>                                 4,053
     4,644   Series: 1995-WI, Class A2,
             8.20%, 4/25/25                                      4,665
                                                              --------
                                                                30,795
                                                              --------
            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION - 5.5%
       119   7.25%, 6/15/98                                        120
       663   10.00%, 4/15/19-2/15/21                               724
     8,366   7.00%, 4/15/26                                      8,052
                                                              --------
                                                                 8,896
                                                              --------

            TENNESSEE VALLEY AUTHORITY - 2.2%
     3,700   Series: B, 6.235%, 7/15/45                          3,650
                                                              --------


            Total U.S. Government Agencies
            (cost $53,564)                                      54,462
                                                              --------

            U.S. GOVERNMENT
            OBLIGATIONS - 61.6%

            U.S. TREASURY NOTES
   $22,500   7.25%, 2/15/98                                  $  22,866
    12,000   6.75%, 5/31/99                                     12,144
    23,000   7.75%, 1/31/00                                     23,952
    11,000   5.75%, 10/31/00                                    10,735
     2,000   6.25%, 2/15/03                                      1,968
     7,500   5.75%, 8/15/03                                      7,154
    20,900   7.50%, 2/15/05                                     21,994
                                                              --------

            Total U.S. Government Obligations
            (cost $101,962)                                    100,813
                                                              --------

            SHORT-TERM INVESTMENT - 4.1%

     6,755  FHLB Discount Note,
            5.70%, 10/1/96                                       6,754
                                                              --------

            Total Short-Term Investment
            (cost $6,754)                                        6,754
                                                              --------

            Total Investments - 99.0%
            (cost $162,280)                                    162,029

            Other Assets less Liabilities - 1.0%                 1,572
                                                              --------

            NET ASSETS - 100.0%                               $163,601
                                                              ========



<F12> This stripped security represents the right to receive only principal payments (Principal Only Stripped Security). The value of principal only stripped securities varies inversely with changes in interest rates.

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
FIXED INCOME FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            ASSET BACKED SECURITIES - 17.0%
  $  1,022  ALPS, Series: 94-1, Class A-2,
            7.15%, 9/15/04                                    $  1,026
     5,000  Banc One Credit Card Master Trust,
            7.80%, 12/15/00                                      5,139
       246  DLJ Mortgage Acceptance Corp.,
            7.25%, 5/25/24                                         244
     1,971  Delta Funding Corp.,
            3.24%, 1/1/06<F13>                                      77
     1,366  GE Capital Mortgage Services, Inc.,
            5.56%, 1/25/24                                         722
        44  National Credit Card Trust,
            9.45%, 12/31/97                                         44
     2,265  Olympic Automobile Receivables,
            7.875%, 7/15/01                                      2,312
     2,460  PaineWebber Mortgage Acceptance Corp.,
            7.00%, 10/25/23                                      2,350
    27,355  Prudential Home Mortgage Services Co.,
            0.367%, 12/26/23<F13>                                  424
        13  U.S. Home Equity Loan, Class A,
            8.50%, 4/15/21                                          13
            Western Financial Grantor Trust
     1,270   7.10%, 1/1/00                                       1,283
     4,847   6.20%, 2/1/02                                       4,847
                                                               -------

            Total Asset Backed Securities
            (cost $18,542)                                      18,481
                                                               -------

            CORPORATE/GOVERNMENT BONDS
            AND NOTES - 19.9%

            BROKERAGE SERVICES - 3.4%
            Salomon Brothers MTN
     1,700   5.20%, 1/20/97                                      1,696
     2,000   5.50%, 1/31/98                                      1,979
                                                               -------
                                                                 3,675
                                                               -------

            COMMUNICATIONS - 0.9%
       880  New Jersey Bell Telephone Co.,
            7.85%, 11/15/29                                        960
                                                               -------

            FINANCIAL SERVICES - 7.5%
            General Motors Acceptance Corp.
        39   4.00%, 9/15/98                                         38
     2,085   8.875%, 6/1/10                                      2,360
            FINANCIAL SERVICES - 7.5% (CONT'D.)
    $1,800  Greyhound Financial Corp.,
            8.50%, 5/1/98                                     $  1,851
     2,100  Lumberman's Mutual Casualty Co.,
            9.15%, 7/1/26                                        2,193
     1,750  Prudential Funding,
            8.30%, 7/1/25                                        1,729
                                                               -------
                                                                 8,171
                                                               -------

            FOREIGN GOVERNMENT BONDS AND
            NOTES - 2.2%
       355  British Columbia Hydro and Power
            Authority (Canada), 15.50%, 11/15/11                   382
     1,905  Nova Scotia Province of Canada (Canada),
            8.25%, 11/15/19                                      2,039
                                                               -------
                                                                 2,421
                                                               -------

            INDUSTRIAL INSTRUMENTS - 5.7%
     2,390  Penney (J.C.) & Co., Inc.,
            6.90%, 8/15/26                                       2,374
     3,725  WMX Technologies, Inc.,
            7.10%, 8/1/26                                        3,774
                                                               -------
                                                                 6,148
                                                               -------

            PETROLEUM PRODUCTS - 0.2%
       175  Chevron Capital U.S., Inc.,
            9.75%, 7/15/17                                         187
                                                               -------

            PRINTING AND PUBLISHING - 0.0%
        19  Berkshire Hathaway, Inc.,
            9.75%, 1/15/18                                          20
                                                               -------

            Total Corporate/Government
            Bonds and Notes
            (cost $21,472)                                      21,582
                                                               -------

            U.S. GOVERNMENT AGENCIES - 10.6%

            COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
            FHLMC
       797   Series: 1392, Class 1392-S, I.O.,
             4.063%, 9/15/18<F14>                                   28
       245   Series: 1571, Class D, P.O.,
             0.00%, 8/15/23<F14>                                   132
       197   Series: 1152, Class J,
             8.00%, 12/15/19                                       198
            COLLATERALIZED MORTGAGE
            OBLIGATIONS - 6.2% (CONT'D.)
            FHLMC (cont'd.)
     $ 363   Series: 1248, Class B,
             7.00%, 3/15/22                                      $ 356
       810   Series: 1591, Class SH,
             5.452%, 9/15/22                                       555
       440   Series: 1591, Class FH,
             6.75%, 9/15/22                                        443
        87   Series:  G011, Class B, P.O.,
             0.00%, 4/25/23<F14>                                    57
            FNMA REMIC Trusts
        48   Series: 1991-127, Class SA,
             12.26%, 9/25/98                                        48
       462   Series: 1991-26, Class E,
             8.00%, 1/25/05                                        463
       302   Series: 1989-15, Class D,
             10.00%, 9/25/18                                       312
         4   Series: G-12, Class S, I.O.,
             531.754%, 5/25/21<F14>                                 63
       395   Series: 1993-146, Class B, P.O.,
             0.00%, 5/25/23<F14>                                   373
     1,005   Series: 1993-205, Class E, P.O.,
             0.00%, 9/25/23<F14>                                   645
     4,050   Series: 1995-11, Class A, P.O.,
             0.00%, 1/25/24<F14>                                 3,034
                                                               -------
                                                                 6,707
                                                               -------

            MORTGAGE BACKED SECURITIES - 4.4%
         2  FHLMC, 6.50%, 6/1/04                                     1
            GNMA
         3   11.50%, 3/15/99                                         3
     5,015   7.00%, 4/15/26                                      4,828
                                                               -------
                                                                 4,832
                                                               -------

            Total U.S. Government Agencies
            (cost $11,399)                                      11,539
                                                               -------

            U.S. GOVERNMENT OBLIGATIONS - 35.7%

            U.S. TREASURY BONDS
     8,355   6.75%, 5/31/99                                      8,456
     2,935   5.75%, 8/15/03                                      2,800
     9,760   7.50%, 2/15/05                                     10,271
    17,150   7.125%, 2/15/23                                    17,276
                                                               -------

            Total U.S. Government Obligations
            (cost $39,951)                                      38,803
                                                               -------

            FLOATING RATE BANK NOTES - 8.0%

            Hong Kong and Shanghai Bank
    $1,645   6.00%, 8/29/49                                    $ 1,414
     1,450   Series: 2, 5.86%, 12/29/49                          1,236
     2,800  Lloyds Bank PLC, 5.96%, 6/29/49                      2,446
     4,150  National Westminster Bank,
            5.69%, 11/29/49                                      3,624
                                                               -------

            Total Floating Rate Bank Notes
            (cost $8,439)                                        8,720
                                                               -------

            SHORT-TERM INVESTMENTS - 7.8%

     4,348  Berliner Handels und Frankfurter,
            Grand Cayman Islands,
            5.875%, 10/1/96                                      4,348
     4,150  FHLB Discount Note,
            5.70%, 10/1/96                                       4,149
                                                               -------

            Total Short-Term Investments
            (cost $8,497)                                        8,497
                                                               -------

            Total Investments - 99.0%
            (cost $108,300)                                    107,622

            Other Assets less Liabilities - 1.0%                 1,070
                                                               -------

            NET ASSETS - 100.0%                               $108,692
                                                               =======


<F13>These private placement securities may require registration under the
     Securities Act of 1933 or an exemption therefrom in order to effect sale in the ordinary course of business. At September 30, 1996, the value of these securities amounted to approximately $501,000 or 0.5% of net assets.

<F14>Stripped securities represent the right to receive either future interest payments (Interest Only Stripped Securities) or principal payments (Principal Only Stripped Securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and principal only stripped securities varies inversely with changes in interest rates. At September 30, 1996, yields on these securities ranged from approximately 7.50% to 12.00%.

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
INTERMEDIATE TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 102.8%

            ALABAMA - 0.5%
            City of Birmingham Public Building
            Authority Revenue Refunding Bond
   $   280   6.70%, 1/15/97                                      $ 282
       340   6.70%, 7/15/97                                        347
       280   6.80%, 7/15/98                                        293
       310   7.00%, 1/15/00                                        333
                                                              --------
                                                                 1,255
                                                              --------

            ALASKA - 4.4%
            Borough of North Slope G.O.
            Refunding Bond, Series: A (MBIA Insured)
     5,000   0.00%, 6/30/99                                      4,396
     1,250   0.00%, 6/30/99                                      1,099
     2,000   0.00%, 6/30/00                                      1,669
     3,000   0.00%, 6/30/01                                      2,364
     2,000   0.00%, 6/30/01                                      1,576
                                                              --------
                                                                11,104
                                                              --------

            ARIZONA - 5.1%
     5,000  City of Mesa Project of 1987
            G.O. Bond (MBIA Insured),
            5.70%, 7/1/08                                        5,119
     1,500  City of Tucson IDA Association Project
            Bond, Prerefunded, 6.25%, 11/15/03                   1,632
     1,000  County of Maricopa School District
            No. 41 Gilbert G.O. Bond, Series: C
            (FGIC Insured), Prerefunded,
            6.375%, 7/1/04                                       1,077
     2,000  County of Maricopa School District
            No. 11 Peoria G.O. Bond,
            5.60%, 7/1/07                                        2,066
     2,000  State of Arizona Transportation Board
            Highway Revenue Bond, Sub-Series: B,
            Prerefunded, 6.50%, 7/1/02                           2,201
            University of Arizona Revenue Bond,
            Series: A
       340     9.00%, 6/1/97                                       352
       360     9.00%, 6/1/98                                       388
                                                              --------
                                                                12,835
                                                              --------


            CALIFORNIA - 8.3%
   $   530  County of Los Angeles COP, Radio
            Communication Systems Project,
            8.00%, 12/1/97                                       $ 550
     1,000  Foothill/Eastern Transportation
            Corridor Agency Toll Road Senior
            Lien Revenue Bond FRN, Series: A,
            0.00%, 1/1/05                                          622
     1,400  Regents of University of California
            Refunding Revenue Bond FRN, Series: C,
            (Merrill Soc Gen Municipal Trust SG-24),
            3.85%, 3/1/97                                        1,400
       610  State of California Department of Water
            Resources Revenue Bond, Series: F,
            7.10%, 12/1/99                                         646
            State of California Public Works Board
            Lease Revenue Bond, Series: A,
            Various University of California Projects
     2,700     5.60%, 10/1/01                                    2,802
     1,200     5.90%, 10/1/04                                    1,265
       490  State of California Public Works Board
            Lease Revenue Bond, Series: A,
            Department of Corrections State Prisons,
            7.20%, 11/1/98                                         501
    13,000  State of California RAN, Series: A,
            4.50%, 6/30/97                                      13,069
                                                              --------
                                                                20,855
                                                              --------

            COLORADO - 2.1%
     2,500  Arapohoe County Colorado School
            District No. 5 Cherry Creek Revenue
            Refunding Bond, Series: A, 5.25%,
            12/15/04                                             2,553
            City of Denver Metropolitan Major League
            Baseball Stadium District Sales Tax Revenue
            Bond (FGIC Insured)
       310     3.40%, 10/1/96                                      310
       380     4.00%, 10/1/99                                      375
       310     4.15%, 10/1/00                                      305
     1,070     4.30%, 10/1/01                                    1,053
       610  Metropolitan Wastewater Reclamation
            District Gross Revenue Refunding Bond,
            Series: B (MBIA Insured), 6.75%, 4/1/03                676
                                                              --------
                                                                 5,272
                                                              --------

            DISTRICT OF COLUMBIA - 0.9%
    $2,000  District of Columbia G.O. Unlimited
            Revenue Bond, Prerefunded, 7.40%,
            6/1/00                                            $  2,225
                                                              --------

            FLORIDA - 8.0%
            County of Broward School District
            G.O. Bond
       380   6.75%, 2/15/00                                        405
     1,000   6.00%, 2/15/06                                      1,055
       800  County of Dade School District G.O. Bond
            (FGIC Insured), Prerefunded, 6.00%, 8/1/01             847
            Jacksonville Electric Authority Revenue
            Bond, Series: 6-C, St. John's River
            Obligation
     1,530   6.40%, 10/1/00                                      1,635
     1,500   6.50%, 10/1/01                                      1,616
            State of Florida Board of Education
            Capital Outlay Public Education G.O. Bond
     1,750   5.50%, 1/1/03                                       1,821
     2,500   4.60%, 1/1/08                                       2,319
     2,000   4.70%, 1/1/09                                       1,850
     3,195  State of Florida Dade County Road G.O.
            Refunding Bond, 5.00%, 7/1/10                        3,066
            State of Florida, Department of
            Environmental Protection Revenue Bond,
            PRSV 2000-A (AMBAC Insured)
     2,270   5.50%, 7/1/06                                       2,342
     3,000   5.50%, 7/1/07                                       3,066
                                                              --------
                                                                20,022
                                                              --------
            GEORGIA - 9.4%
            City of Atlanta Airport Facilities Revenue
            Bond (AMBAC Insured)
     1,200   5.50%, 1/1/01                                       1,242
     3,500   6.00%, 1/1/02                                       3,711
     2,000  Cobb-Marietta Coliseum and Exhibition
            Hall Authority Revenue Bond (MBIA
            Insured), Prerefunded, 6.75%, 10/1/01                2,216
     2,900  County of Burke Development Authority,
            Georgia Power Corp. PCR Bond FRN,
            4.00%, 10/1/96                                       2,900
       870  County of Gwinnett Water and Sewer
            Authority, Water Revenue Refunding
            Bond, Escrowed to Maturity, 8.20%,
            8/1/99                                                 957
            Georgia - 9.4% (cont'd.)
    $3,600  County of Monroe Development
            Authority, Georgia Power Corp. PCR
            Bond FRN, 4.00%, 10/1/96                          $  3,600
       310  County of Monroe Development
            Authority, Oglethorp Power Corp.
            PCR Bond, 10.60%, 1/1/97                               315
     1,085  Georgia Municipal Electric Authority Power
            Revenue Bond, Series: L, 7.50%, 1/1/98               1,117
            Georgia Municipal Electric Authority
            Revenue Bond, Series: A (AMBAC Insured)
     4,030   5.00%, 1/1/02                                       4,069
     3,300   5.00%, 1/1/03                                       3,319
                                                              --------
                                                                23,446
                                                              --------

            HAWAII - 0.4%
       310  State of Hawaii G.O. Bond, Series: AM,
            5.25%, 2/1/97                                          310
       610  State of Hawaii G.O. Bond, 4.50%, 4/1/97               611
                                                              --------
                                                                   921
                                                              --------

            ILLINOIS - 4.1%
            Chicago Park District TAW, Series: A
     2,000   5.00%, 10/30/96                                     2,002
     2,000   4.70%, 9/30/97                                      2,017
     2,250  Chicago Project and Refunding G.O.
            Bond, Series: B (FGIC Insured), 4.90%,
            1/1/07                                               2,153
     1,000  Chicago Wastewater Transmission Revenue
            Bond (FGIC Insured), 6.30%, 1/1/09                   1,093
       310  County of McLean G.O. Refunding Bond,
            School District No. 087, 5.40%, 2/1/99                 316
       310  County of McLean Public Building
            Commission, Law and Justice Center Project
            Revenue Bond, 7.10%, 11/1/00                           338
     1,500  Illinois Health Facilities Authority Revenue
            Bond FRN, Resurrection Health Care System,
            3.90%, 10/1/96                                       1,500
       252  Illinois Toll Highway Authority of Northern
            Illinois Revenue Bond, Series: 1995,
            Prerefunded, 4.75%, 7/1/97                             254
       310  State of Illinois Capital Development
            G.O. Bond, Series: 1972 A, 3.25%, 8/1/97               308
       310  State of Illinois Sales Tax Revenue Bond,
            Series: J, 6.90%, 6/15/01                              334
                                                              --------
                                                                10,315
                                                              --------
            INDIANA - 1.5%
    $3,500  Indiana Transportation Financial
            Authority Refunding Bond (AMBAC
            Insured), 6.50%, 7/1/06                             $3,858
                                                              --------

            KANSAS - 1.5%
     1,700  City of Kansas City G.O.
            Unlimited Refunding Bond,
            Series: A (MBIA Insured), 5.20%, 9/1/06              1,718
     1,982  City of LaCygne, Environmental
            Industrial Revenue Refunding Bonds,
            Kansas City Power & Light FRN,
            Series: A, 3.95%, 10/1/96                            1,982
                                                              --------
                                                                 3,700
                                                              --------

            KENTUCKY - 3.1%
     1,425  State of Kentucky Property and Buildings
            Commission Revenue Refunding Bond,
            Project No. 51, Escrowed to Maturity,
             6.25%, 8/1/99                                       1,496
     2,000  State of Kentucky Property and Buildings
            Commission Revenue Refunding Bond,
            Project No. 59, 5.00%, 11/1/01                       2,029
     2,000  State of Kentucky Turnpike
            Authority Revenue Refunding Bond,
            Economic Development Road
            Revitalization Project, 5.50%, 1/1/01                2,060
     2,000  State of Kentucky Turnpike
            Authority Revenue Refunding Bond,
            Economic Development Road
            Revitalization Project (AMBAC Insured),
            6.50%, 7/1/07                                        2,219
                                                              --------
                                                                 7,804
                                                              --------

            LOUISIANA - 1.2%
     1,900  West Feliciana Parish PCR Bond FRN,
            Series: D (Canadian Imperial Bank LOC),
            3.80%, 10/1/96                                       1,900
     1,000  West Feliciana Parish PCR Bond FRN
            (Canadian Imperial Bank LOC),
            3.80%, 10/1/96                                       1,000
                                                              --------
                                                                 2,900
                                                              --------

            MAINE - 0.1%
       310  State of Maine G.O. Bond,
            8.50%, 3/1/99                                          339
                                                              --------

            MARYLAND - 0.6%
    $1,650  State of Maryland G.O. Bond,
            4.30%, 7/15/03                                    $  1,600
                                                              --------

            MASSACHUSETTS - 5.8%
     2,220  State of Massachusetts Conservation,
            Series: D (FGIC Insured), 5.125%, 11/1/07            2,195
     1,500  State of Massachusetts G.O. Refunding
            Bond, Series: C, 4.70%, 8/1/02                       1,492
     3,500  State of Massachusetts Health &
            Educational Facility Authority Revenue
            Bond, Series: D, Newton Wellesley Hospital
            (MBIA Insured), 6.90%, 7/1/07                        3,855
     1,430  State of Massachusetts Municipal Wholesale
            Electric Power System Revenue,
            Series: B, Prerefunded, 6.75%, 7/1/02                1,598
            State of Massachusetts Water Reserve
            Authority General Revenue Bond
     2,500   Series: A,  7.25%, 4/1/01                           2,735
       500   Series: B,  6.00%, 11/1/06                            526
     2,000  State of Massachusetts Water Reserve
            Authority General Revenue Bond, Series:
            A, Prerefunded, 6.50%, 7/15/02                       2,212
                                                              --------
                                                                14,613
                                                              --------

            MICHIGAN - 0.3%
       870  City of Lansing Limited Tax G.O. Bond,
            Escrowed to Maturity, 4.75%, 10/1/00                   876
                                                              --------

            MISSISSIPPI - 2.5%
     1,835  State of Mississippi Capital Improvement,
            Series: A, 6.50%, 5/1/02                             2,000
     2,000  State of Mississippi G.O. Bond, Series: E,
            5.00%, 9/1/02                                        2,036
     2,000  State of Mississippi G.O. Refunding Bond,
            6.05%, 8/15/03                                       2,151
                                                              --------
                                                                 6,187
                                                              --------
            MISSOURI - 0.3%
       650  State of Missouri Health and Education
            Facilities Authority Christian Health
            Revenue Refunding Bond (FGIC Insured),
            Prerefunded, 6.875%, 2/15/01                           718
                                                              --------

            MONTANA - 2.7%
    $6,800  City of Forsyth Variable Refunding
            Bonds FRN, PCR Pacificorp Project
            (Industrial Bank of Japan LOC),
            4.15%, 10/1/96                                      $6,800
                                                              --------

            NEBRASKA - 0.4%
     1,000  State of Nebraska Public Power District
            Supply System Revenue Bond, Series: B,
            4.80%, 1/1/03                                          995
                                                              --------

            NEVADA - 1.1%
       310  City of Las Vegas G.O. Refunding Bond
            (MBIA Insured), 7.10%, 11/1/97                         321
       590  City of Las Vegas G.O. Refunding Bond,
            Prerefunded (MBIA Insured),
            6.80%, 1/1/99                                          631
       310  County of Clark Las Vegas Convention and
            Visitors Refunding Bond (FGIC Insured),
            Prerefunded, 8.00%, 1/1/97                             319
       310  County of Clark School District
            Group No. 1 G.O. Bond (FGIC Insured),
            7.00%, 5/1/98                                          324
       620  Las Vegas-Clark County Library District
            G.O. Bond (FGIC Insured), 4.00%, 2/1/01                599
       310  State of Nevada Bank Refunding Bond,
            Escrowed to Maturity, 7.625%, 5/1/01                   345
       150  State of Nevada Lake Tahoe Preservation
            Bond, Prerefunded, 7.20%, 8/1/98                       161
                                                              --------
                                                                 2,700
                                                              --------

            NEW HAMPSHIRE - 0.7%
       620  City of Manchester G.O. Refunding Bond,
            Series: B, 4.70%, 7/1/01                               624
     1,200  New Hampshire Municipal Refunding
            Bond, Series: A (MBIA Insured),
            4.875%, 1/15/08                                      1,149
                                                              --------
                                                                 1,773
                                                              --------

            NEW JERSEY - 2.2%
            State of New Jersey G.O. Refunding
            Bonds, Series: E
     2,000     5.50%, 7/15/02                                    2,086
     3,500     5.00%, 7/15/04                                    3,536
                                                              --------
                                                                 5,622
                                                              --------

            NEW MEXICO - 0.7%
    $1,000  City of Santa Fe Revenue Bonds,
            Series: A (AMBAC Insured),
            Prerefunded, 6.30%, 6/1/04                         $ 1,094
       610  County of Bernalillo G.O. Bond,
            3.875%, 8/1/03                                         567
                                                              --------
                                                                 1,661
                                                              --------

            NEW YORK - 12.0%
            City of New York G.O. Bond, Series: C-1,
            Prerefunded
     2,000   6.375%, 8/1/02                                      2,198
     2,730   6.40%, 8/1/02                                       3,004
     2,500  City of New York G.O. FRN, Series: E-5,
            3.90%, 10/1/96                                       2,500
            State of New York Dormitory Authority
            State University Revenue Refunding Bond
     2,500   Series: A, 5.40%, 5/15/02                           2,536
     2,500   Series: A, 5.50%, 5/15/03                           2,536
     1,000   State of New York Dormitory Authority
            State University Revenue Refunding Bond,
            Series: B, Prerefunded, 7.25%, 5/15/00               1,112
     1,315  State of New York Dormitory Authority
            City University Revenue Refunding Bond,
            Series: 2, 6.00%, 7/1/04                             1,358
     3,500  State of New York Dormitory Authority
            City University Revenue Refunding Bond,
            Series: 2, Prerefunded, 6.75%, 7/1/04                3,769
     2,500  State of New York G.O. Refunding Bond,
            Series: B, 6.375%, 8/15/00                           2,659
     1,000  State of New York G.O. Refunding Bond,
            Series: C, 6.00%, 10/1/06                            1,066
     1,690  State of New York Power Authority Revenue
            Bonds, Series: W, 6.40%, 1/1/00                      1,788
     3,000  State of New York Tollway Authority
            Highway and Bridges Trust Fund
            Revenue Bond, Series: A, 6.00%, 4/1/99               3,095
     1,000  State of New York Tollway Authority
            Highway and Bridges Trust Fund Revenue
            Bond, Series: A (AMBAC Insured),
            6.25%, 4/1/05                                        1,084
     1,250  State of New York Urban Development
            Revenue Refunding Bonds, Series: 1,
            Correctional Facilities, Prerefunded,
            7.75%, 1/1/00                                        1,395
                                                              --------
                                                                30,100
                                                              --------

            OHIO - 0.4%
    $1,000  State of Ohio Highway G.O. Bond,
            Series: S, 4.50%, 5/15/03                           $  983
                                                              --------

            OREGON - 1.9%
       540  Counties of Clackamas and Washington
            School District No. 003 G.O. Bond,
            7.00%, 8/1/02                                          601
     1,700  County of Multnomah School District
            No. 1J G.O. Bond, 5.00%, 6/1/04                      1,705
            County of Washington School District
            No. 48J G.O. Refunding Bond, Series: B
       850   4.10%, 9/1/02                                         819
       910   4.20%, 9/1/03                                         873
       770  State of Oregon G.O. Bond, 7.30%, 3/1/98               796
                                                              --------
                                                                 4,794
                                                              --------
            PENNSYLVANIA - 5.2%
     1,100  County of Allegheny Hospital
            Development Authority Revenue Bond
            FRN, Series: B, Presbyterian Health
            Center, 3.85%, 10/1/96                               1,100
     3,000  City of Philadelphia Hospitals and Higher
            Educational Facilities Revenue Bond,
            Series: A (FGIC Insured), Prerefunded,
            6.50%, 2/15/02                                       3,296
     3,300  City of Philadelphia Intergovernmental
            Funding Special Tax Revenue Bond
            (FGIC Insured), Prerefunded,
            6.75%, 6/15/05                                       3,728
     4,900  State of Pennsylvania Higher Educational
            Facilities Authority Revenue Bond FRN,
            Series: 1995 B, Carnegie Mellon
            University, 4.00%, 10/1/96                           4,900
                                                              --------
                                                                13,024
                                                              --------

            RHODE ISLAND - 0.2%
       460  State of Rhode Island Conservation
            Capital Development Land G.O.
            Refunding Bond (MBIA Insured),
            4.25%, 8/1/02                                          445
                                                              --------

            SOUTH CAROLINA - 2.2%
            State of South Carolina G.O. Bond
       460   Sub-Series: U-A, 7.60%, 2/1/97                        466
       310   Series: W, 7.25%, 5/1/98                              325
            South Carolina - 2.2% (cont'd.)
            State of South Carolina Public Service
            Authority Revenue Refunding Bond,
            Series: B (FGIC Insured)
   $ 2,650   6.50%, 1/1/04                                    $  2,889
     1,700   6.50%, 1/1/05                                       1,859
                                                              --------
                                                                 5,539
                                                              --------

            TENNESSEE - 1.8%
     1,870  Counties of Nashville and Davidson
            Metropolitan Government G.O.
            Refunding Bond, 4.50%, 5/15/02                       1,849
       310  State of Tennessee G.O. Bond,
            5.50%, 3/1/97                                          313
     2,370  State of Tennessee, Series: A,
            4.60%, 5/1/08                                        2,214
                                                              --------
                                                                 4,376
                                                              --------

            TEXAS - 9.0%
            City of Houston Water Conveyance
            System COP Refunding Bond, Series: D
            (AMBAC Insured)
       460   6.375%, 12/15/00                                      493
       770   6.375%, 12/15/02                                      839
       310  City of San Antonio Electric and Gas
            Revenue Refunding Bond, Series: A,
            7.00%, 2/1/01                                          331
     2,600  County of Harris Health Facilities
            Development Revenue Bond FRN,
            Series: 1985 C, St. Lukes Episcopal,
            4.01%, 10/1/96                                       2,600
    11,000  County of Harris Health Facilities
            Development Revenue Bond FRN,
            Series: 1994, Methodist Hospital,
            4.01%, 10/1/96                                      11,000
     7,450  County of Harris Revenue Refunding
            Senior Lien Toll Road Bond
            (AMBAC Insured), 4.95%, 8/15/06                      7,323
                                                              --------
                                                                22,586
                                                              --------

            VIRGINIA - 1.0%
     1,400  County of Fairfax IDA Revenue Bond
            FRN, Series: A, 3.90%, 10/2/96                       1,400
     1,045  State of Virginia Housing Development
            Authority Multifamily Housing
            Revenue Bond, 4.50%, 11/1/98                         1,052
                                                              --------
                                                                 2,452
                                                              --------

            WASHINGTON - 1.2%
      $450  City of Seattle Limited Tax G.O. Bond,
            7.00%, 3/1/01                                     $    491
       560  County of King G.O. Bond, Series: A,
            Prerefunded, 6.90%, 12/1/00                            609
       550  County of Kitsap Central Kitsap School
            District No. 401 G.O. Refunding Bond,
            Series: A, 6.05%, 12/1/00                              580
       310  County of Pierce Fife School District
            No. 417 G.O. Bond, Series: A,
            7.85%, 12/1/01                                         352
       310  County of Pierce Puyallup School District
            No. 003 G.O. Bond, 7.75%, 12/1/01                      351
       500  County of Snohomish Edmonds School
            District No. 015 G.O. Refunding Bond,
            7.00%, 12/1/01                                         550
                                                              --------
                                                                 2,933
                                                              --------

            Total Municipal Investments
            (cost $255,360)                                    257,628
                                                              --------


NUMBER
OF SHARES
(000S)
----------------------------------------------------------------------
            OTHER - 1.2%

     3,150  Provident Municipal Fund                             3,150
                                                              --------

            Total Other
            (cost $3,150)                                        3,150
                                                              --------

            Total Investments - 104.0%
            (cost $258,510)                                    260,778

            Liabilities less Other Assets - (4.0)%            (10,124)
                                                              --------
            NET ASSETS - 100.0%                               $250,654
                                                              ========


See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
FLORIDA INTERMEDIATE TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 93.2%

            FLORIDA - 93.2%
   $    85  City of Homestead Special Insurance
            Assessment Bond, Series: 1993,
            Covered Claim Assistance Program,
            Escrowed to Maturity
            (MBIA Insured), 5.00%, 9/1/01                        $  86
       150  City of Jacksonville Electric Authority
            Revenue Refunding Bond, Series: 1996 C,
            6.25%, 10/1/98                                         156
       100  City of Kissimmee Utility Authority Electric
            System Revenue Refunding Bond (FGIC
            Insured), Prerefunded, 6.50%, 10/1/01                  110
       100  City of Miami G.O. Bond (FGIC Insured),
            5.90%, 12/1/07                                         107
       100  City of Orlando Utility Commission Water
            & Electric Revenue Refunding Bond,
            5.75%, 10/1/05                                         106
       200  City of Sunrise Utility Systems Revenue
            Bond, Series: 1996 A (AMBAC Insured),
            0.00%, 10/1/01                                         158
       185  County of Bay Public Improvement
            Revenue Bond, Series: 1996 A
            (FSA Insured), 5.00%, 10/1/04                          186
       125  County of Broward G.O. Bond,
            Series: 1993, 4.75%, 1/1/06                            121
       200  County of Broward Professional Sports
            Facilities Tax & Revenue Bond,
            Series: 1996 A, Civic Arena Project
            (MBIA Insured), 4.70%, 9/1/02                          199
       200  County of Broward School District G.O.
            Bond, Series: 1988, 7.00%, 2/15/99                     211
       100  County of Charlotte Utility System
            Revenue Refunding Bond, Series: 1994
            (FGIC Insured), 5.50%, 10/1/00                         104
       500  County of Dade Public Service Tax
            Revenue Refunding Bond, Series: 1996
            (FSA Insured), 5.00%, 10/1/02                          507
     1,000  County of Dade School District G.O.
            Bond, Series: 1996 (MBIA Insured),
            4.75%, 7/15/09                                         929
       150  County of Duval School District G.O.
            Bond, Series: 1992 (AMBAC Insured),
            6.13%, 8/1/04                                          162
       200  County of Hillsborough School Disctrict
            G.O. Refunding Bond, Series: 1990,
            6.90%, 8/15/98                                         210
            FLORIDA - 93.2% (cont'd.)
      $100  County of Palm Beach Park & Recreation
            Facilities Revenue Bond, Series: 1996
            (FSA Insured), 4.55%, 11/1/01                       $  100
       150  County of Seminole G.O. Refunding &
            Acquisition Bond, Series: 1996
            (MBIA Insured), 4.88%, 4/1/07                          145
       100  State of Florida Board of Education
            Capital Outlay Refunding Bond,
            Series: 1989 B, 5.30%, 6/1/03                          103
       180  State of Florida Board of Education
            Capital Outlay Revenue Bond,
            Series: 1992 A, Prerefunded, 7.25%, 6/1/00             200
        90  State of Florida Department of
            Transportation Right of Way Acquisition
            & Bridge Construction Bond, Series: 1996,
            5.10%, 7/1/08                                           89
       200  State of Florida Municipal Power Agency
            Revenue Bond, Series: 1991 A,
            Power Supply Project (AMBAC Insured),
            Prerefunded, 6.25%, 10/1/01                            218
       100  State of Florida Turnpike Revenue Bond,
            Series: 1989 (FGIC Insured),
            Prerefunded, 7.50%, 7/1/99                             110
                                                              --------
            Total Municipal Investments
            (cost $4,301)                                        4,317
                                                              --------

NUMBER
OF SHARES
(000S)
----------------------------------------------------------------------

            OTHER - 0.8%

         9  Dreyfus Tax Exempt Cash
            Management Fund                                          9
        29  Federated Tax Free Trust Money
            Market Fund #15                                         29
                                                              --------

            Total Other
            (cost $38)                                              38
                                                              --------

            Total Investments - 94.0%
            (cost $4,339)                                        4,355

            Other Assets less Liabilities - 6.0%                   279
                                                              --------

            NET ASSETS - 100.0%                                $ 4,634
                                                              ========

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 97.6%

            ALASKA - 0.4%
   $   500  Columbia Alaska Industrial Development
            Board PCR Bond FRN, Series: D, Power
            Co. Project, 3.85%, 10/1/96                        $   500
                                                              --------

            ARIZONA - 6.2%
       320  County of Cochise School District #68
            Sierra Vista G.O. Bond (FGIC Insured),
            9.00%, 7/1/03                                          396
     3,000  County of Maricopa School District #41
            Gilbert G.O. Bond, 6.25%, 7/1/15                     3,052
     1,260  County of Maricopa School District #69
            Paradise Valley G.O. Bond, Series: 91 B,
            8.50%, 7/1/06                                        1,581
       680  County of Maricopa School District #11
            Peoria G.O. Bond (AMBAC Insured),
            6.70%, 7/1/07                                          769
     1,500  County of Maricopa School District #11
            Peoria G.O. Bond Unified Project 1991,
            5.50%, 7/1/10                                        1,473
       800  State Transportation Board Excise Tax
            Revenue Bond (AMBAC Insured),
            5.75%, 7/1/05                                          844
                                                              --------
                                                                 8,115
                                                              --------

            CALIFORNIA - 16.8%
     2,800  California Pollution Control Financing
            Authority Revenue Bond, Series: A-San
            Diego Gas & Electric, 5.90%, 6/1/14                  2,892
        90  City of Fresno Sewer System Revenue
            Bond, Series: 1993 A-1 (AMBAC Insured),
            4.75%, 9/1/21                                           78
     2,760  City of Los Angeles Convention and
            Exhibition Center Project Bond,
            Prerefunded, 9.00%, 12/1/05                          3,592
     1,500  City of Oakland JT Powers Financing
            Authority Leaser Revenue Bond
            (AMBAC Insured), 5.75%, 8/1/21                       1,498
     1,900  County of Irvine Conservation Water
            District FRN, Series: 93B, 3.90%, 10/1/96            1,900
     5,000  East Bay California Municipal Utility
            District Water Revenue Bond
            (AMBAC Insured), Prerefunded,
            6.50%, 6/1/04                                        5,630
            CALIFORNIA - 16.8% (CONT'D.)
    $  750  State of California G.O. Bond,
            6.50%, 2/1/07                                    $     832
            State of California Public Works Revenue
            Bond
     1,150   Series: 1991 A-Calpatria, 6.10%, 9/1/02             1,221
     4,000   Series: 1993 E-Madera, 5.50%, 6/1/15                3,895
       230  Walnut Valley Unified School District
            G.O. Bond, Series: 91 A (MBIA Insured),
            6.00%, 8/1/13                                          243
                                                              --------
                                                                21,781
                                                              --------

            COLORADO - 0.5%
       600  County of Pitkin, Aspen Skiing Co.
            Project Bond FRN, Series: 1994 A,
            3.90%, 10/1/96                                         600
                                                              --------

            CONNECTICUT - 0.4%
       460  State Special Tax Transportation
            Infrastructure Bond, Series: 1990 A,
            7.125%, 6/1/10                                         539
                                                              --------

            FLORIDA - 8.0%
     3,120  City of Orlando Utilities Commission
            Water and Electric Revenue Bond,
            Series: 89 D, 6.75%, 10/1/17                         3,577
       630  County of Polk Utility System Revenue
            Bond, Series: 91 (FGIC Insured),
            6.00%, 10/1/08                                         674
       480  State of Florida Board of Education Capital
            Outlay G.O. Bond, Series: 1985,
            9.125%,  6/1/14                                        669
     3,670  State of Florida G.O. Bond,
            Broward County, 10.00%, 7/1/14                       5,471
                                                              --------
                                                                10,391
                                                              --------

            GEORGIA - 3.4%
            County of Gwinnett School District
            G.O. Bond
     1,120   Series: 1993, 4.00%, 2/1/12                           933
     1,060   Series: 1994, 4.50%, 2/1/12                           937
     2,300  Georgia Municipal Electric Authority
            Power Revenue Bond, Series: 1992 B
            (FGIC Insured), 6.375%, 1/1/16                       2,514
                                                              --------
                                                                 4,384
                                                              --------
            ILLINOIS - 10.1%
            City of Chicago G.O. Bond, Series: 1993 B
            (AMBAC Insured)
    $1,835   5.125%, 1/1/15                                   $  1,728
     4,610   5.125%, 1/1/22                                      4,251
     1,200  City of Chicago TAW,
            4.70%, 9/30/97                                       1,210
     1,480  City of Chicago Water Revenue Refunding
            Bond, Series: 1993 (FGIC Insured),
            4.125%, 11/1/13                                      1,209
     1,430  County of Winnebago and Boone School
            District No. 205 Rockford G.O. Bond
            (FGIC Insured), 6.00%, 2/1/08                        1,515
     2,000  Illinois Educational Facilities Authority
            Revenue Bond, Series: 91, Loyola University,
            7.125%, 7/1/21                                       2,171
     1,150  State of Illinois G.O. Refunding Bond,
            Series: 1994, 4.60%, 12/1/05                         1,093
                                                              --------
                                                                13,177
                                                              --------

            INDIANA - 7.5%
            City of Indianapolis Gas Revenue
            Bond, Series: 1986 B (FGIC Insured)
       400   5.00%, 6/1/06                                         392
       410   4.00%, 6/1/08                                         365
       690   3.50%, 6/1/18                                         498
       970  County of Hamilton Public Building
            Corporation First Mortgage Bond,
            7.25%, 8/1/13                                        1,144
     2,000  County of Marion Convention and
            Recreational Facility Authority Revenue
            Bond, Series: A (AMBAC Insured),
            7.00%, 6/1/21                                        2,208
       420  Indiana Municipal Power Agency Revenue
            Bond, Series: 1993 B (MBIA Insured),
            6.00%, 1/1/12                                          440
     1,290  State of Indiana Office Building
            Commission Bond, Series: 1990 B
            (MBIA Insured), 7.40%, 7/1/15                        1,552
     3,305  State of Indiana Transportation Authority
            Airport Finance Lease Revenue Bond,
            Series: 1995 A, 5.50%, 11/1/12                       3,195
                                                              --------
                                                                 9,794
                                                              --------

            MICHIGAN - 0.7%
    $1,000  State of Michigan Hospital Finance
            Authority Revenue Bond, Series: A,
            Henry Ford Health, 5.25%, 11/15/25                $    922
                                                              --------

            MONTANA - 0.1%
       190  University of Montana Higher Education
            Revenue Bond, Series: 93 A
            (MBIA Insured), 4.50%, 11/15/15                        163
                                                              --------

            NEVADA - 4.6%
     1,000  City of Carson School District G.O.
            Refunding Bond, Series: 1993
            (AMBAC Insured), 4.50%, 4/1/11                         877
            County of Clark Sanitation District
            G.O. Bond, Prerefunded
     1,150   6.60%, 7/1/02                                       1,266
     1,150   6.75%, 7/1/02                                       1,275
     2,000  County of Washoe Airport Authority
            Revenue Bond, Series: A (MBIA Insured),
            5.70%, 7/1/26                                        1,991
       580  State of Nevada Municipal Bond Bank
            G.O. Bond, Project 20-23A,
            Escrowed to Maturity, 7.20%, 7/1/06                    614
                                                              --------
                                                                 6,023
                                                              --------

            NEW YORK - 11.8%
            City of New York G.O. FRN
     1,100   Sub-Series: 93 A-7, 3.90%, 10/1/96                  1,100
     2,100   Sub-Series: 93 E-4, 3.90%, 10/1/96                  2,100
       600   Sub-Series: 93 E-5, 3.90%, 10/1/96                    600
       700  City of New York Municipal Assistance
            Corp. Bond, Series: 67, 7.625%, 7/1/08                 766
     1,450  New York Power Authority Revenue Bond,
            Series: 84 R, Prerefunded, 7.00%, 1/1/10             1,670
     3,000  State of New York Dormitory Authority
            Revenue Bond, Series: 93 A, State
            University, 5.25%, 5/15/15                           2,772
     4,000  State of New York Local Government
            Assistance Corp. Revenue Bond, Series: A,
            Prerefunded, 7.00%, 4/1/01                           4,453
     1,720  Triborough Bridge and Tunnel Authority
            Bond, 6.00%, 1/1/12                                  1,813
                                                              --------
                                                                15,274
                                                              --------

            NORTH CAROLINA - 3.8%
   $   610  North Carolina Eastern Municipal Power
            Revenue Refunding Bond, Series: 91 A,
            Escrowed to Maturity, 6.50%, 1/1/18               $    675
     3,850  North Carolina Eastern Municipal Power
            Revenue Refunding Bond, Series: 93B,
            7.00%, 1/1/08                                        4,204
                                                              --------
                                                                 4,879
                                                              --------

            OKLAHOMA - 1.1%
     1,380  McGee Creek Water Revenue Authority
            Bond, Series: 92 (MBIA Insured),
            6.00%, 1/1/13                                        1,461
                                                              --------

            OREGON - 1.5%
     1,800  Oregon Health Sciences University
            Revenue Bond, Series: A (MBIA Insured),
            5.25%, 7/1/28                                        1,692
       230  State of Oregon G.O. Bond, Series: 66,
            10.50%, 6/1/02                                         296
                                                              --------
                                                                 1,988
                                                              --------

            PENNSYLVANIA - 0.8%
     1,010  State of Pennsylvania G.O. Bond,
            Series: 92, 6.00%, 7/1/09                            1,068
                                                              --------

            SOUTH CAROLINA - 5.7%
     1,090  City of Columbia Water and Sewer
            System Revenue Refunding Bond,
            5.50%, 2/1/09                                        1,096
     5,000  Piedmont Municipal Power Agency
            Electric Revenue Bond, Series: 88 A,
            6.55%, 1/1/16                                        5,027
     1,270  Piedmont Municipal Power Agency
            Electric Revenue Bond, Series: 88 A
            (AMBAC Insured), 7.40%, 1/1/18                       1,343
                                                              --------
                                                                 7,466
                                                              --------

            TEXAS - 6.6%
       490  Channelview Independent School District
            PSF Gtd. Bond, 4.75%, 8/15/12                          439
       600  City of Austin Combined Utilities System
            Revenue Bond, Series: 1986 C,
            Prerefunded, 7.30%, 11/15/01                           671
     1,050  Coastal Industrial Water Authority Water
            Revenue Bond, Escrowed to Maturity,
            6.375%, 12/15/07                                     1,079
            TEXAS - 6.6% (CONT'D.)
    $1,030  Colorado River Municipal Water District
            Bond, Prerefunded, 9.50%, 1/1/01                $    1,216
     1,600  Harris County Health Facility
            Development Corp. Revenue Bond FRN,
            Series: 1994, 4.00%, 10/1/96                         1,600
     2,500  Harris County Toll Road Revenue Bond
            Senior Lien, Series: 94 (FGIC Insured),
            5.375%, 8/15/20                                      2,385
     1,145  Texas Municipal Power Agency Revenue
            Refunding Bond, Series: 93 (MBIA
            Insured), 5.25%, 9/1/08                              1,143
                                                              --------
                                                                 8,533
                                                              --------

            UTAH - 0.9%
     1,050  Intermountain Power Agency Revenue
            Bond, Series: 1987 D, 8.625%, 7/1/21                 1,102
                                                              --------

            WASHINGTON - 6.7%
     1,150  County of Clark School District No. 37
            Vancouver G.O. Bond, 6.375%, 12/1/09                 1,249
       750  County of King G.O. Bond, Series: 1993 B,
            5.20%, 1/1/12                                          653
     1,500  State of Washington G.O. Bond,
            Series: A, 6.375%, 2/1/14                            1,565
       690  State of Washington G.O. Bond,
            Series: 90 A, 6.75%, 2/1/10                            779
     4,000  Washington Public Power Supply System
            #2 Bond, Series: 90 A, Prerefunded,
            7.625%, 7/1/00                                       4,475
                                                              --------
                                                                 8,721
                                                              --------

            Total Municipal Investments
            (cost $123,256)                                    126,881
                                                              --------
NUMBER
OF SHARES
(000S)
-----------------------------------------------------------------------

            OTHER - 0.9%

     1,220  Provident Municipal Fund                             1,220
                                                              --------

            Total Other
            (cost $1,220)                                        1,220
                                                              --------

            Total Investments - 98.5%
            (cost $124,476)                                    128,101

            Other Assets less Liabilities - 1.5%                 1,967
                                                              --------

            NET ASSETS - 100.0%                               $130,068
                                                              ========

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
INTERNATIONAL FIXED INCOME FUND

PRINCIPAL AMOUNT/
LOCAL CURRENCY                                                  VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            DEBT OBLIGATIONS - 95.4%

            AUSTRALIAN DOLLAR - 5.7%
       490  Commonwealth of Australia,
            10.00%, 10/15/02                                    $  434
       600  Province of Queensland - Treasury,
            8.00%, 5/14/97                                         479
                                                              --------
                                                                   913
                                                              --------

            BELGIAN FRANC - 1.7%
     8,175  Kingdom of Belgium,
            7.50%, 7/29/08                                         280
                                                              --------

            BRITISH POUND STERLING - 10.6%
       125  Abbey National PLC,
            6.00%, 8/10/99                                         191
       375  Lloyds Bank,
            7.375%, 3/11/04                                        562
            Treasury of Great Britain
       315   8.00%, 6/10/03                                        510
       275   8.00%, 6/10/03                                        446
                                                              --------
                                                                 1,709
                                                              --------

            CANADIAN DOLLAR - 7.2%
       525  Government of Canada,
            7.50%, 12/1/03                                         400
       375  Province of Ontario,
            7.25%, 9/27/05                                         274
       575  Province of Quebec,
            10.25%, 10/15/01                                       489
                                                              --------
                                                                 1,163
                                                              --------

            DANISH KRONE - 4.4%
     3,850  Kingdom of Denmark,
            8.00%, 3/15/06                                         704
                                                              --------

            FRENCH FRANC - 7.2%
     2,300  Electric de France,
            8.60%, 4/9/04                                          518
            Government of France
     2,000   8.50%, 3/12/97                                        396
     1,100   8.25%, 2/27/04                                        245
                                                              --------
                                                                 1,159
                                                              --------

            GERMAN MARK - 18.9%
            Federal Republic of Germany
     2,100   7.50%, 11/11/05                                    $1,512
     1,175   6.25%, 1/4/24                                         709
       500  LKB Global Bond,
            6.00%, 5/10/99                                         342
       330  Republic of Austria,
            8.00%, 1/30/02                                         242
       380  Republic of Finland,
            5.50%, 2/9/01                                          254
                                                              --------
                                                                 3,059
                                                              --------

            ITALIAN LIRA - 8.2%
 2,000,000  Treasury of Italy,
            8.50%, 4/1/04                                        1,324
                                                              --------

            JAPANESE YEN - 17.9%
    55,000  Asian Development Bank,
            5.00%, 2/5/03                                          565
    69,000  European Bank for
            Reconstruction and Development,
            4.50%, 11/5/97                                         646
    15,000  European Investment Bank,
            5.875%, 11/26/99                                       153
    80,000  International Bank for
            Reconstruction and Development,
            4.50%, 3/20/03                                         807
    64,000  International Finance Corp.,
            4.375%, 6/11/98                                        609
    10,000  Japanese Development Bank,
            6.50%, 9/20/01                                         109
                                                              --------
                                                                 2,889
                                                              --------

            NETHERLANDS GUILDER - 2.1%
       500  Dutch Government Treasury,
            8.50%, 3/15/01                                         334
                                                              --------
            NEW ZEALAND DOLLAR - 2.8%
       650  Government of New Zealand,
            8.00%, 2/15/01                                         453
                                                              --------

            SPANISH PESETA - 4.2%
            Government of Spain
    25,000   11.45%, 8/30/98                                 $     210
    51,000   11.30%, 1/15/02                                       462
                                                              --------
                                                                   672
                                                              --------

            SWEDISH KRONA - 3.4%
     3,100  Kingdom of Sweden,
            10.25%, 5/5/03                                         545
                                                              --------

            UNITED STATES DOLLAR - 1.1%
       175  U.S. Treasury Note,
            7.875%, 11/15/04                                       188
                                                              --------

            Total Debt Obligations
            (cost $14,792)                                      15,392
                                                              --------

            SHORT-TERM INVESTMENT - 0.8%

            UNITED STATES DOLLAR
       135  Berliner Handels und Frankfurter,
            Grand Cayman Islands,
            5.875%, 10/1/96                                        135
                                                              --------

            Total Short-Term Investment
            (cost $135)                                            135
                                                              --------

            Total Investments - 96.2%
            (cost $14,927)                                      15,527

            Other Assets less Liabilities - 3.8%                   617
                                                              --------

            NET ASSETS - 100.0%                               $ 16,144
                                                              ========


See Notes to the Financial Statements.


STATEMENTS OF ASSETS AND LIABILITIES September 30, 1996 (Unaudited)
EQUITY FUNDS

                                                                                              Int'l.        Int'l.
                                        Income       Growth        Select        Small        Growth        Select
AMOUNTS IN THOUSANDS,                   Equity       Equity        Equity         Cap         Equity        Equity    Technology
EXCEPT PER SHARE DATA                    Fund         Fund          Fund         Fund          Fund          Fund        Fund
                                        -----------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $60,283,
    $222,640, $37,923, $154,703, $183,208,
    $115,881 and $20,089,
    respectively)                      $65,285      $270,539      $45,446     $168,540       $185,796     $117,577      $23,033
  Cash and foreign currency                  6             7            3            3            603          188            3
  Income receivable                        459           392           48          121            401          258            5
  Receivable for foreign tax withheld        -             -            -            -            330          111            -
  Receivable for securities sold           576         5,521          698          107          2,729          600            -
  Receivable from Adviser                    2             5            2            5              4            3            1
  Deferred organization costs, net of
    accumulated amortization                22            29           18           24             28           25            -
  Prepaid and other assets                  12            19           13           28             22           15            8
                                      --------      --------     --------     --------       --------     --------     --------
      Total Assets                      66,362       276,512       46,228      168,828        189,913      118,777       23,050
                                      --------      --------     --------     --------       --------     --------     --------

LIABILITIES:
  Outstanding option written, at value
    (premium received $222, for the
    Growth Equity Fund)                      -           180            -            -              -            -            -
  Payable for securities purchased       2,115         5,395          672          213          4,057        3,066          180
  Accrued investment advisory fees           7            32            6           21             23           14            3
  Accrued administration fees                -             -            -            -              -            -            1
  Accrued custody and accounting fees        2             1            2           11              2            2            -
  Accrued transfer agent fees                1             3            1            2              2            2            1
  Accrued registration fees and
    other liabilities                       10            18           11           21             51           26            9
                                      --------      --------     --------     --------       --------     --------     --------
      Total Liabilities                  2,135         5,629          692          268          4,135        3,110          194
                                      --------      --------     --------     --------       --------     --------     --------
  Net Assets                           $64,227      $270,883      $45,536     $168,560       $185,778     $115,667      $22,856
                                      ========      ========     ========     ========       ========     ========     ========

ANALYSIS OF NET ASSETS:
  Capital stock                        $54,024      $212,520      $36,239     $145,252       $179,250     $111,392      $20,086
  Accumulated undistributed net
    investment income (loss)                43           103           56          633            540          181         (34)
  Accumulated net realized gains (losses)
    on investments, options, futures and
    foreign currency transactions        5,158        10,319        1,718        8,764          3,406        2,405        (140)
  Net unrealized appreciation on investments,
    options and futures contracts        5,002        47,941        7,523       13,911          2,588        1,696        2,944
  Net unrealized losses on translation of assets
    and liabilities denominated in foreign
    currencies                               -             -            -            -            (6)          (7)            -
                                      --------      --------     --------     --------       --------     --------     --------

  Net Assets                           $64,227      $270,883      $45,536     $168,560       $185,778     $115,667      $22,856
                                      --------      --------     --------     --------       --------     --------     --------

SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)               5,258        19,109        3,125       13,869         17,866       10,761        1,860
NET ASSET VALUE, REDEMPTION AND
  OFFERING PRICE PER SHARE              $12.22        $14.18       $14.57       $12.15         $10.40       $10.75       $12.29

See Notes to the Financial Statements.

STATEMENTS OF OPERATIONS Six Months Ended September 30, 1996 (Unaudited)
EQUITY FUNDS

                                                                                              Int'l.        Int'l.
                                        Income       Growth        Select        Small        Growth        Select
                                        Equity       Equity        Equity         Cap         Equity        Equity    Technology
AMOUNTS IN THOUSANDS                     Fund         Fund          Fund         Fund          Fund          Fund        Fund
                                        -----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income                      $   745     $     357     $     32      $   180        $   283      $   165      $     -
  Dividend income                          662         1,689          195        1,148     1,731<F15>     933<F16>           41
                                      --------      --------     --------     --------       --------     --------     --------
    Total Investment Income              1,407         2,046          227        1,328          2,014        1,098           41
                                      --------      --------     --------     --------       --------     --------     --------

EXPENSES:
  Investment advisory fees                 299         1,217          237          986          1,129          666           64
  Administration fees                       45           182           29          123            141           84            9
  Transfer agent fees                       30           121           20           82             94           55            6
  Custody and accounting fees               27            41           26           52            119           82           32
  Professional fees                          8            10            8            9              9            8           18
  Registration fees                          6            12            6           10             13            8           13
  Amortization of organization costs         5             6            3            5              6            5            -
  Trustees' fees                             2             4            2            3              3            3            2
  Other                                      2            10            2            7              8            5            1
                                      --------      --------     --------     --------       --------     --------     --------
  Total Expenses                           424         1,603          333        1,277          1,522          916          145
    Less: Voluntary waivers of
      investment advisory and
      administration fees                 (57)         (238)         (78)        (338)          (223)        (136)          (6)
    Less: Reimbursement of expenses
      by Adviser                          (70)         (154)         (59)        (121)          (127)         (89)         (64)
                                      --------      --------     --------     --------       --------     --------     --------
    Net Expenses                           297         1,211          196          818          1,172          691           75
                                      --------      --------     --------     --------       --------     --------     --------

NET INVESTMENT INCOME (LOSS)             1,110           835           31          510            842          407         (34)
                                      --------      --------     --------     --------       --------     --------     --------

NET REALIZED AND UNREALIZED GAINS (LOSSES):
  Net realized gains (losses) on:
    Investments, options and
      futures contracts                  3,468         (673)          107        5,788          5,229        3,444        (140)
    Foreign currency transactions            -             -            -            -           (13)            2            -
  Net change in unrealized appreciation
    (depreciation) on investments,
    options and futures contracts        (281)        19,658        4,167        1,155        (3,224)      (3,699)        2,944
  Net change in unrealized
    gains (losses) on
    translation of assets
    and liabilities denominated
    in foreign currencies                    -             -            -            -            (4)            3            -
                                      --------      --------     --------     --------       --------     --------     --------
    Net Gains (Losses) on Investments    3,187        18,985        4,274        6,943          1,988        (250)        2,804
                                      --------      --------     --------     --------       --------     --------     --------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS             $4,297       $19,820       $4,305       $7,453         $2,830         $157       $2,770
                                      ========      ========     ========     ========       ========     ========     ========

<F15>Net of $116 in non-reclaimable foreign withholding taxes.
<F16>Net of $42 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
EQUITY FUNDS

                                                       Income Equity              Growth Equity              Select Equity
                                                            Fund                       Fund                       Fund
                                                   ---------------------     ----------------------       --------------------
                                                   Six Months       Year      Six Months       Year       Six Months     Year
                                                     Ended         Ended         Ended         Ended        Ended        Ended
                                                   Sept. 30,     March 31,     Sept. 30,     March 31,    Sept. 30,    March 31,
                                                      1996          1996         1996          1996          1996        1996
AMOUNTS IN THOUSANDS                              (Unaudited)                 (Unaudited)                (Unaudited)
                                                   -----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                      $  1,110     $  1,468     $    835     $    1,170     $     31     $     51
  Net realized gains (losses) on:
    Investments, options and futures contracts         3,468        2,672        (673)         13,891          107        2,589
    Foreign currency transactions                          -            -            -              -            -            -
  Net change in unrealized appreciation
    (depreciation) on investments, options
    and futures contracts                              (281)        4,485       19,658         20,699        4,167        2,233
  Net change in unrealized gains (losses) on
    translation of assets and liabilities
    denominated in foreign currencies                      -            -            -              -            -            -
                                                    --------     --------     --------       --------     --------     --------
  Net Increase in Net Assets Resulting
      from Operations                                  4,297        8,625       19,820         35,760        4,305        4,873
                                                    --------     --------     --------       --------     --------     --------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                          9,071       16,890       46,511        101,576       11,831       21,220
  Shares from reinvestment of dividends                   71          230          130            161            -           22
  Shares redeemed                                    (4,028)      (7,226)     (19,371)       (24,190)      (4,442)      (6,600)
                                                    --------     --------     --------       --------     --------     --------
    Net Increase in Net Assets Resulting
      from Capital Share Transactions                  5,114        9,894       27,270         77,547        7,389       14,642
                                                    --------     --------     --------       --------     --------     --------

DISTRIBUTIONS PAID:
  From net investment income                         (1,103)      (1,554)        (778)        (1,221)            -         (58)
  From net realized gains                                  -            -            -          (700)            -        (738)
  In excess of net investment income                       -            -            -              -            -            -
                                                    --------     --------     --------       --------     --------     --------
    Total Distributions Paid                         (1,103)      (1,554)        (778)        (1,921)            -        (796)
                                                    --------     --------     --------       --------     --------     --------

TOTAL INCREASE IN NET ASSETS                           8,308       16,965       46,312        111,386       11,694       18,719

NET ASSETS:
  Beginning of year                                   55,919       38,954      224,571        113,185       33,842       15,123
                                                    --------     --------     --------       --------     --------     --------
  End of period                                      $64,227      $55,919     $270,883       $224,571      $45,536      $33,842
                                                    ========     ========     ========       ========     ========     ========

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME (LOSS)             $43          $36         $103            $46          $56          $25
                                                    ========     ========     ========       ========     ========     ========

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
EQUITY FUNDS
                                                                                  International
                                                         Small Cap                Growth Equity
                                                           Fund                        Fund
                                                  ----------------------      ----------------------
                                                   Six Months       Year      Six Months       Year
                                                     Ended         Ended         Ended         Ended
                                                   Sept. 30,     March 31,     Sept. 30,     March 31,
                                                      1996          1996         1996          1996
AMOUNTS IN THOUSANDS                              (Unaudited)                 (Unaudited)
                                                   --------------------------------------------------
OPERATIONS:
  Net investment income (loss)                       $   510     $    794     $    842      $   1,429
  Net realized gains (losses) on:
    Investments, options and futures contracts         5,788       11,166        5,229          3,091
    Foreign currency transactions                          -            -         (13)          2,476
  Net change in unrealized appreciation
    (depreciation) on investments, options
    and futures contracts                              1,155       12,075      (3,224)          4,941
  Net change in unrealized gains (losses) on
    translation of assets and liabilities
    denominated in foreign currencies                      -            -          (4)           (23)
                                                     -------      -------      -------        -------
Net Increase in Net Assets Resulting
      from Operations                                  7,453       24,035        2,830         11,914
                                                     -------      -------      -------        -------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                         21,279       82,232       19,337         86,203
  Shares from reinvestment of dividends                    -          113            -            482
  Shares redeemed                                   (15,410)     (18,809)     (17,626)       (28,834)
                                                     -------      -------      -------        -------
    Net Increase in Net Assets Resulting
      from Capital Share Transactions                  5,869       63,536        1,711         57,851
                                                     -------      -------      -------        -------

DISTRIBUTIONS PAID:
  From net investment incom                                -        (846)            -        (1,528)
  From net realized gains                                  -      (8,114)            -              -
  In excess of net investment income                       -            -            -        (1,673)
                                                     -------      -------      -------        -------
    Total Distributions Paid                               -      (8,960)            -        (3,201)
                                                     -------      -------      -------        -------
TOTAL INCREASE IN NET ASSETS                          13,322       78,611        4,541         66,564

NET ASSETS:
  Beginning of year                                  155,238       76,627      181,237        114,673
                                                     -------      -------      -------        -------
  End of period                                     $168,560     $155,238     $185,778       $181,237
                                                     =======      =======      =======        =======

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME (LOSS)            $633         $123         $540         $(302)
                                                     =======      =======      =======        =======

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
EQUITY FUNDS

                                                        International
                                                        Select Equity         Technology
                                                            Fund                 Fund
                                                   ----------------------     ----------
                                                   Six Months       Year      Six Months
                                                     Ended         Ended         Ended
                                                   Sept. 30,     March 31,     Sept. 30,
                                                      1996          1996         1996
AMOUNTS IN THOUSANDS                              (Unaudited)                 (Unaudited)
                                                   ---------------------------------------
OPERATIONS:
  Net investment income (loss)                      $    407     $     97     $   (34)
  Net realized gains (losses) on:
    Investments, options and futures contracts         3,444        4,465        (140)
    Foreign currency transactions                          2        (112)            -
  Net change in unrealized appreciation
    (depreciation) on investments, options
    and futures contracts                            (3,699)        3,695        2,944
  Net change in unrealized gains (losses) on
    translation of assets and liabilities
    denominated in foreign currencies                      3         (20)            -
                                                    --------     --------     --------
    Net Increase in Net Assets Resulting
      from Operations                                    157        8,125        2,770
                                                    --------     --------     --------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                         16,623       40,494       20,373
  Shares from reinvestment of dividends                    -           47            -
  Shares redeemed                                    (3,832)     (17,537)        (287)
                                                    --------     --------     --------
    Net Increase in Net Assets Resulting
      from Capital Share Transactions                 12,791       23,004       20,086
                                                    --------     --------     --------

DISTRIBUTIONS PAID:
  From net investment incom                                -        (208)            -
  From net realized gains                                  -            -            -
  In excess of net investment income                       -        (160)            -
                                                    --------     --------     --------
    Total Distributions Paid                               -        (368)            -
                                                    --------     --------     --------

TOTAL INCREASE IN NET ASSETS                          12,948       30,761       22,856

NET ASSETS:
  Beginning of year                                  102,719       71,958            -
                                                    --------     --------     --------
  End of period                                     $115,667     $102,719      $22,856
                                                    ========     ========     ========

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME (LOSS)            $181       $(226)        $(34)
                                                    ========     ========     ========

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS
EQUITY FUNDS
                                                              Income Equity                            Growth Equity
                                                                  Fund                                      Fund
                                                  -------------------------------------     -----------------------------------
                                                   Six Months       Year         Year       Six Months       Year        Year
                                                     Ended         Ended         Ended         Ended        Ended        Ended
                                                   Sept. 30,     March 31,     March 31,     Sept. 30,    March 31,    March 31,
                                                      1996          1996         1995          1996          1996        1995
                                                  (Unaudited)                               (Unaudited)
SELECTED PER SHARE DATA                            ----------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $11.59        $9.95       $10.00         $13.15       $10.61       $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.22         0.34         0.29           0.04         0.08         0.08
  Net realized and unrealized gains (losses)
    on investments, options, futures contracts
    and foreign currency transactions                   0.63         1.66       (0.08)           1.03         2.59         0.60
                                                     -------      -------      -------        -------      -------      -------
    Total Income (Loss) from
      Investment Operations                             0.85         2.00         0.21           1.07         2.67         0.68
                                                     -------      -------      -------        -------      -------      -------

LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.22)       (0.36)       (0.26)         (0.04)       (0.08)       (0.07)
  From net realized gains                                  -            -            -              -       (0.05)            -
  In excess of net investment income                       -            -            -              -            -            -
  In excess of accumulated net realized gains
    on investment transactions                             -            -            -              -            -            -
                                                     -------      -------      -------        -------      -------      -------
    Total Distributions                               (0.22)       (0.36)       (0.26)         (0.04)       (0.13)       (0.07)
                                                     -------      -------      -------        -------      -------      -------
NET ASSET VALUE, END OF PERIOD                        $12.22       $11.59        $9.95         $14.18       $13.15       $10.61
                                                     =======      =======      =======        =======      =======      =======

TOTAL RETURN                                           7.38%       20.41%        2.21%          8.11%       25.13%        6.90%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period            $64,227      $55,919      $38,954       $270,883     $224,571     $113,185
  Ratio to average net assets of: <F18>
    Expenses, net of waivers and reimbursements        1.00%        1.00%        1.00%          1.00%        1.00%        1.00%
    Expenses, before waivers and reimbursements        1.43%        1.48%        1.55%          1.32%        1.36%        1.40%
    Net investment income, net of waivers and
      reimbursements                                   3.73%        3.17%        3.08%          0.69%        0.70%        0.86%
    Net investment income (loss), before
      waivers and reimbursements                       3.30%        2.69%        2.53%          0.37%        0.34%        0.46%

  Portfolio Turnover Rate                             39.61%       67.32%       45.68%         35.80%       73.20%       82.90%

  Average Commission Per Share <F19>                 $0.0624           NA           NA        $0.0613           NA           NA

FINANCIAL HIGHLIGHTS (Continued)
EQUITY FUNDS

                                                              Select Equity                              Small Cap
                                                                  Fund                                      Fund
                                                  -------------------------------------     -----------------------------------
                                                   Six Months       Year        Period      Six Months       Year        Year
                                                     Ended         Ended         Ended         Ended        Ended        Ended
                                                   Sept. 30,     March 31,     March 31,     Sept. 30,    March 31,    March 31,
                                                      1996          1996       1995<F17>       1996          1996        1995
                                                  (Unaudited)                               (Unaudited)
SELECTED PER SHARE DATA                            ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $13.12       $10.77       $10.00         $11.58      $  9.98       $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.01         0.02         0.06           0.04         0.05         0.11
  Net realized and unrealized gains (losses)
    on investments, options, futures contracts
    and foreign currency transactions                   1.44         2.73         0.75           0.53         2.29       (0.05)
                                                     -------      -------      -------        -------      -------      -------
    Total Income (Loss) from
      Investment Operations                             1.45         2.75         0.81           0.57         2.34         0.06
                                                     -------      -------      -------        -------      -------      -------

LESS DISTRIBUTIONS PAID:
  From net investment income                               -       (0.03)       (0.04)              -       (0.07)       (0.08)
  From net realized gains                                  -       (0.37)            -              -       (0.67)            -
  In excess of net investment income                       -            -            -              -            -            -
  In excess of accumulated net realized gains
    on investment transactions                             -            -            -              -            -            -
                                                     -------      -------      -------        -------      -------      -------

    Total Distributions                                    -       (0.40)       (0.04)              -       (0.74)       (0.08)
                                                     -------      -------      -------        -------      -------      -------

NET ASSET VALUE, END OF PERIOD                        $14.57       $13.12       $10.77         $12.15       $11.58        $9.98
                                                     =======      =======      =======        =======      =======      =======

TOTAL RETURN                                          11.10%       25.70%        8.18%          4.92%       24.09%        0.57%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period            $45,536      $33,842      $15,123       $168,560     $155,238      $76,627
  Ratio to average net assets of: <F18>
    Expenses, net of waivers and reimbursements        1.00%        1.00%        1.00%          1.00%        1.00%        1.00%
    Expenses, before waivers and reimbursements        1.70%        1.91%        2.61%          1.56%        1.61%        1.76%
    Net investment income, net of waivers and
      reimbursements                                   0.16%        0.22%        0.82%          0.62%        0.65%        1.36%
    Net investment income (loss), before
      waivers and reimbursements                     (0.54)%      (0.69)%      (0.79)%          0.06%        0.04%        0.60%

  Portfolio Turnover Rate                             29.79%      137.99%       48.88%         10.60%       46.59%       82.46%

  Average Commission Per Share <F19>                 $0.0681           NA           NA        $0.0370           NA           NA

FINANCIAL HIGHLIGHTS (Continued)
EQUITY FUNDS
                                                              International
                                                              Growth Equity
                                                                  Fund
                                                  ------------------------------------
                                                   Six Months       Year         Year
                                                     Ended         Ended         Ended
                                                   Sept. 30,     March 31,     March 31,
                                                      1996          1996         1995
                                                  (Unaudited)
SELECTED PER SHARE DATA                            -------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.23      $  9.61       $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.05         0.17         0.04
  Net realized and unrealized gains (losses)
    on investments, options, futures contracts
    and foreign currency transactions                   0.12         0.65       (0.31)
                                                     -------      -------      -------
    Total Income (Loss) from
      Investment Operations                             0.17         0.82       (0.27)
                                                     -------      -------      -------

LESS DISTRIBUTIONS PAID:
  From net investment income                               -       (0.11)       (0.03)
  From net realized gains                                  -            -            -
  In excess of net investment income                       -       (0.09)            -
  In excess of accumulated net realized gains
    on investment transactions                             -            -       (0.09)
                                                     -------      -------      -------

    Total Distributions                                    -       (0.20)       (0.12)
                                                     -------      -------      -------
NET ASSET VALUE, END OF PERIOD                        $10.40       $10.23        $9.61
                                                     =======      =======      =======
TOTAL RETURN                                           1.61%        8.61%      (2.65)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period           $185,778     $181,237     $114,673
  Ratio to average net assets of: <F18>
    Expenses, net of waivers and reimbursements        1.25%        1.25%        1.25%
    Expenses, before waivers and reimbursements        1.62%        1.65%        1.71%
    Net investment income, net of waivers and
      reimbursements                                   0.90%        0.92%        0.47%
    Net investment income (loss), before
      waivers and reimbursements                       0.53%        0.52%        0.01%

  Portfolio Turnover Rate                             95.88%      216.86%      158.31%

  Average Commission Per Share <F19>                 $0.0293           NA           NA

<F17>Commenced investment operations on April 6, 1994.
<F18>Annualized for periods less than a full year.
<F19>For fiscal years beginning on or after September 1, 1995, each Fund is required to disclose its average commission rate per share for equity security trades on which commissions are charged.  This amount may vary from period to period and Fund to Fund depending on the mix of trades executed in the various markets where trading practices and commission rate structures may differ.
NA - Disclosure not applicable to prior periods.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)
EQUITY FUNDS

                                                              International
                                                              Select Equity                 Technology
                                                                   Fund                        Fund
                                                   ------------------------------------     ----------
                                                   Six Months       Year        Period      Six Months
                                                     Ended         Ended         Ended         Ended
                                                   Sept. 30,     March 31,     March 31,     Sept. 30,
                                                      1996          1996       1995<F20>       1996
                                                  (Unaudited)                               (Unaudited)
SELECTED PER SHARE DATA                            ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.73      $  9.78       $10.00         $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          0.04         0.01         0.04         (0.02)
  Net realized and unrealized gains (losses)
    on investments and foreign
    currency transactions                             (0.02)         0.99       (0.23)           2.31
                                                     -------      -------      -------        -------
    Total Income (Loss) from
      Investment Operations                             0.02         1.00       (0.19)           2.29
                                                     -------      -------      -------        -------

LESS DISTRIBUTIONS PAID:
  From net investment income                               -       (0.02)       (0.03)              -
  In excess of net investment income                       -       (0.03)            -              -
                                                     -------      -------      -------        -------
    Total Distributions                                    -       (0.05)       (0.03)              -
                                                     -------      -------      -------        -------

NET ASSET VALUE, END OF PERIOD                        $10.75       $10.73        $9.78         $12.29
                                                     -------      -------      -------        -------

TOTAL RETURN                                           0.22%       10.20%      (1.95)%         22.88%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period           $115,667     $102,719      $71,958        $22,856
  Ratio to average net assets of: <F21>
    Expenses, net of waivers and reimbursements        1.25%        1.25%        1.25%          1.25%
    Expenses, before waivers and reimbursements        1.65%        1.71%        1.75%          2.42%
    Net investment income (loss), net of waivers
      and reimbursements                               0.73%        0.12%        0.47%        (0.57)%
    Net investment income (loss), before
      waivers and reimbursements                       0.33%      (0.34)%      (0.03)%        (1.74)%

  Portfolio Turnover Rate                             71.11%      176.71%       97.69%         14.81%

  Average Commission Per Share <F22>                 $0.0187           NA           NA        $0.0671

<F20>Commenced investment operations on April 5, 1994.
<F21>Annualized for periods less than a full year.
<F22>For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for equity security trades on which commissions are charged.  This amount may vary from period to period and Fund to Fund depending on the mix of trades executed in the various markets where trading practices and commission rate structures may differ.
NA - Disclosure not applicable to prior periods.

See Notes to the Financial Statements.


SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
INCOME EQUITY FUND

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMON STOCKS - 19.8%

            BUILDING MATERIALS - 0.8%
    17,900  Masco Corp.                                       $    537
                                                             ---------

            CONSUMER PRODUCTS - 1.5%
    10,600  Philip Morris Cos., Inc.                               951
                                                             ---------

            FOOD AND BEVERAGES - 2.3%
    29,500  ConAgra, Inc.                                        1,453
                                                             ---------

            INDUSTRIAL INSTRUMENTS - 1.3%
    13,100  Electronic Data Systems Corp.                          804
                                                             ---------

            OIL AND GAS - 4.0%
    25,000  Consolidated Natural Gas Co.                         1,341
     7,900  Royal Dutch Petroleum Co.                            1,233
                                                             ---------
                                                                 2,574
                                                             ---------
            PHARMACEUTICALS - 3.5%
    12,800  American Home Products Corp.                           816
     8,300  Bristol-Myers Squibb Co.                               800
    12,600  Johnson & Johnson                                      646
                                                             ---------
                                                                 2,262
                                                             ---------

            PROFESSIONAL SERVICES - 1.0%
    13,100  Omnicom Group, Inc.                                    612
                                                             ---------

            RETAIL - 2.7%
    45,000  Brinker International, Inc.*                           765
    27,500  TJX Cos., Inc.                                         986
                                                             ---------
                                                                 1,751
                                                             ---------

            TRANSPORTATION PARTS AND
            EQUIPMENT - 0.9%
     6,600  Boeing Co.                                             624
                                                             ---------

            TRANSPORTATION SERVICES - 1.2%
    24,000  Ford Motor Co.                                         750
                                                             ---------

            UTILITIES - 0.6%
     8,800  Northern States Power Co.                              410
                                                             ---------

            Total Common Stocks
            (cost $9,780)                                       12,728
                                                             ---------

            CONVERTIBLE PREFERRED
            STOCKS - 30.0%

            BANKING - 1.8%
    14,300  Banc One Corp.                                      $1,133
                                                             ---------

            BROKERAGE SERVICES - 1.5%
    35,000  Salomon, Inc.                                          984
                                                             ---------

            CHEMICALS AND ALLIED PRODUCTS - 1.6%
    25,600  IMC Global/Merrill Lynch STRYPES                     1,030
                                                             ---------

            FINANCIAL SERVICES - 2.4%
     6,100  SunAmerica, Inc.                                       520
    16,000  SunAmerica/Merrill Lynch STRYPES                       980
                                                             ---------
                                                                 1,500
                                                             ---------

            FOOD AND BEVERAGES - 0.8%
    12,100  Dole Food Co.                                          508
                                                             ---------

            INDUSTRIAL MANAGEMENT - 1.4%
    36,500  Security Capital Industrial Trust,
            Series B                                               894
                                                             ---------

            INSURANCE SERVICES - 4.0%
    16,500  American Bankers Insurance Group, Inc.                 973
     5,400  Nations Bank/Jefferson-Pilot ACES                      455
    21,500  St. Paul Capital LLC                                 1,156
                                                             ---------
                                                                 2,584
                                                             ---------

            MERCHANDISE - 0.8%
     5,800  Alco Standard Corp.                                    528
                                                             ---------

            METAL MINING - 0.6%
     7,800  Cyprus Amax Minerals Co.                               406
                                                             ---------

            OIL AND GAS - 4.0%
    19,800  Ashland, Inc.                                        1,245
    30,600  Atlantic Richfield Co.                                 719
    10,200  Occidental Petroleum Corp.                             599
                                                             ---------
                                                                 2,563
                                                             ---------

            PAPER PRODUCTS - 2.1%
    28,000  International Paper Co.                              1,348
                                                             ---------

            PETROLEUM PRODUCTS - 1.1%
    12,600  Unocal Corp.                                      $    673
                                                             ---------
            PUBLISHING - 0.7%
    41,500  Hollinger International, Inc.                          462
                                                             ---------

            RECREATIONAL SERVICES - 1.4%
   140,000  Tyco Toys, Inc.                                        875
                                                             ---------

            RESTAURANTS - 1.2%
    15,400  Wendy's Financing I                                    793
                                                             ---------

            RETAIL - 1.1%
    15,000  Kmart Financing I                                      733
                                                             ---------

            TRANSPORTATION PARTS AND
            EQUIPMENT - 1.2%
    55,850  Mascotech, Inc.                                        796
                                                             ---------

            UTILITIES - 2.3%
    17,500  Citizens Utilities Trust Co.                           871
    21,000  MCN Corp.                                              588
                                                             ---------
                                                                 1,459
                                                             ---------

            Total Convertible Preferred Stocks
            (cost $18,413)                                      19,269
                                                             ---------

PRINCIPAL
AMOUNT
(000S)
----------------------------------------------------------------------

            CONVERTIBLE BONDS - 43.8%

            BUILDING MATERIALS - 0.6%
    $  450  Masco Corp.,
            5.25%, 2/15/12                                         428
                                                             ---------

            CHEMICALS AND ALLIED PRODUCTS - 1.0%
       650  Alza Corp.,
            5.00%, 5/1/06                                          634
                                                             ---------

            COMPUTERS AND OFFICE MACHINES - 3.9%
     1,430  Learning Co., Inc.,
            5.50%, 11/1/00<F23>                                  1,151
     1,234  Quantum Corp.,
            6.375%, 4/1/02                                       1,357
                                                             ---------
                                                                 2,508
                                                             ---------

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
----------------------------------------------------------------------

            ELECTRONICS AND OTHER ELECTRICAL
            EQUIPMENT - 7.4%
    $1,215  Cooper Industries, Inc.,
            7.05%, 1/1/15                                       $1,327
       370  Liebert Corp.,
            8.00%, 11/15/10                                      1,242
     1,300  Park Electrochemical Corp.,
            5.50%, 3/1/06                                        1,079
     1,170  VLSI Technology, Inc.,
            8.25%, 10/1/05                                       1,075
                                                             ---------
                                                                 4,723
                                                             ---------

            HEALTH SERVICES - 4.2%
       600  Ciba-Geigy Corp.,
            6.25%, 3/15/16                                         603
       915  Phycor, Inc.,
            4.50%, 2/15/03                                       1,034
     1,150  Quantum Health Resources, Inc.,
            4.75%, 10/1/00                                       1,052
                                                             ---------
                                                                 2,689
                                                             ---------

            INSURANCE SERVICES - 2.2%
     1,200  Equitable Cos., Inc.,
            6.125%, 12/15/24                                     1,409
                                                             ---------

            METAL MINING - 2.9%
     1,105  Horsham Corp.,
            3.25%, 12/10/18                                        961
       850  Inco Ltd.,
            7.75%, 3/15/16                                         897
                                                             ---------
                                                                 1,858
                                                             ---------

            OIL AND GAS - 2.1%
       755  Consolidated Natural Gas Co.,
            7.25%, 12/15/15                                        822
       500  Pogo Producing Co.,
            5.50%, 6/15/06                                         519
                                                             ---------
                                                                 1,341
                                                             ---------

            PERSONAL SERVICES - 0.9%
       500  HFS, Inc.,
            4.75%, 3/1/03                                          576
                                                             ---------

            RECREATIONAL SERVICES - 2.1%
     1,250  WMS Industries, Inc.,
            5.75%, 12/1/02                                       1,325
            Retail - 11.9%
    $1,100  Federated Dept. Stores, Inc.,
            5.00%, 10/1/03                                    $  1,229
     1,775  Home Depot (The), Inc.,
            3.25%, 10/1/01                                       1,811
     1,300  Pier 1 Imports, Inc.,
            5.75%, 10/1/03                                       1,345
     1,440  Price Co.,
            6.75%, 3/1/01                                        1,519
       350  Saks Holdings, Inc.,
            5.50%, 9/15/06                                         363
       750  Sports Authority (The), Inc.,
            5.25%, 9/15/01                                         773
       400  Starbucks Corp.,
            4.25%, 11/1/02                                         599
                                                             ---------
                                                                 7,639
                                                             ---------

            SANITARY SERVICES - 0.9%
       450  Sanifill, Inc.,
            5.00%, 3/1/06                                          581
                                                             ---------

            TRANSPORTATION PARTS AND
            EQUIPMENT - 1.8%
     1,100  Magna International, Inc.,
            5.00%, 10/15/02                                      1,178
                                                             ---------

            TRANSPORTATION SERVICES - 1.9%
     1,250  Airborne Freight Corp.,
            6.75%, 8/15/01                                       1,219
                                                             ---------

            Total Convertible Bonds
            (cost $26,910)                                      28,108
                                                             ---------



            SHORT-TERM INVESTMENTS - 8.0%

    $2,555  Berliner Handels und Frankfurter,
            Grand Cayman Islands,
            5.875%, 10/1/96                                   $  2,555
     2,625  FHLMC Discount Note,
            5.699%, 10/1/96                                      2,625
                                                             ---------

            Total Short-Term Investments
            (cost $5,180)                                        5,180
                                                             ---------

            Total Investments - 101.6%
            (cost $60,283)                                      65,285

            Liabilities less Other Assets - (1.6)%             (1,058)
                                                             ---------

            NET ASSETS - 100.0%                                $64,227
                                                             =========


<F23>Security exempt from registration under Rule 144A of the Securities Act of
     1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to approximately $1,151,000 or 1.8% of net assets.

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
GROWTH EQUITY FUND

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMON STOCKS - 93.5%

            APPAREL - 1.4%
    62,000  Tommy Hilfiger Corp.*                             $  3,674
                                                             ---------

            BANKING - 2.9%
    88,800  Banc One Corp.                                       3,641
    75,000  State Street Boston Corp.                            4,303
                                                             ---------
                                                                 7,944
                                                             ---------

            BROKERAGE SERVICES - 0.5%
    58,700  Charles Schwab Corp.                                 1,357
                                                             ---------

            CHEMICALS AND ALLIED PRODUCTS - 1.0%
    49,400  Sigma-Aldrich Corp.                                  2,816
                                                             ---------

            COMMUNICATIONS - 1.7%
    89,100  Ameritech Corp.                                      4,689
                                                             ---------

            COMPUTERS AND OFFICE MACHINES - 4.9%
   111,600  Cisco Systems, Inc.*                                 6,926
   126,700  Parametric Technology Corp.*                         6,256
                                                             ---------
                                                                13,182
                                                             ---------

            CONSUMER PRODUCTS - 3.7%
    55,500  Philip Morris Cos., Inc.                             4,981
    51,200  Procter & Gamble Co.                                 4,992
                                                             ---------
                                                                 9,973
                                                             ---------

            COSMETICS AND PERSONAL CARE - 2.2%
    82,200  Gillette Co.                                         5,929
                                                             ---------

            ELECTRICAL SERVICES - 1.0%
   104,100  Wisconsin Energy Corp.                               2,811
                                                             ---------

            ELECTRONICS AND OTHER ELECTRICAL
            EQUIPMENT - 8.4%
    88,600  ADC Telecommunications, Inc.*                        5,670
    83,900  General Electric Co.                                 7,635
    98,600  Intel Corp.                                          9,410
                                                             ---------
                                                                22,715
                                                             ---------

            FOOD AND BEVERAGES - 3.9%
   155,600  Coca-Cola Co.                                        7,916
    70,900  Sara Lee Corp.                                       2,535
                                                             ---------
                                                                10,451
                                                             ---------

            INDUSTRIAL INSTRUMENTS - 4.1%
   116,600  Hewlett-Packard Co.                               $  5,684
    95,500  Raytheon Co.                                         5,312
                                                             ---------
                                                                10,996
                                                             ---------

            INSURANCE SERVICES - 2.8%
    46,000  American International Group, Inc.                   4,635
    34,400  MBIA, Inc.                                           2,950
                                                             ---------
                                                                 7,585
                                                             ---------

            MACHINERY - 0.9%
    61,100  Deere & Co.                                          2,566
                                                             ---------

            OIL AND GAS - 8.9%
    68,600  Amoco Corp.                                          4,836
    30,000  Atlantic Richfield Co.                               3,825
    66,100  Exxon Corp.                                          5,503
    21,100  Mobil Corp.                                          2,442
    48,900  Royal Dutch Petroleum Co.                            7,635
                                                             ---------
                                                                24,241
                                                             ---------

            PAPER PRODUCTS - 2.0%
    62,100  Kimberly-Clark Corp.                                 5,473
                                                             ---------

            PHARMACEUTICALS - 12.6%
    73,400  American Home Products Corp.                         4,679
    84,900  Amgen, Inc.*                                         5,359
   186,700  Johnson & Johnson                                    9,568
    95,100  Lilly (Eli) & Co.                                    6,134
   105,400  Pfizer, Inc.                                         8,340
                                                             ---------
                                                                34,080
                                                             ---------

            PROFESSIONAL SERVICES - 12.7%
   114,500  Automatic Data Processing, Inc.                      4,995
   105,900  Computer Associates International, Inc.              6,328
    88,100  First Data Corp.                                     7,191
    75,700  McAfee Associates, Inc.*                             5,223
    62,900  Microsoft Corp.*                                     8,295
    53,650  Oracle Corp.*                                        2,283
                                                             ---------
                                                                34,315
                                                             ---------

            RETAIL - 11.3%
   111,200  Cracker Barrel Old Country Store, Inc.               2,516
   121,300  Home Depot (The), Inc.                               6,899
   121,800  Kohl's Corp.*                                        4,385
            RETAIL - 11.3% (CONT'D.)
   229,700  PETsMART, Inc.*                                  $   5,944
   167,400  Starbucks Corp.*                                     5,524
   147,900  Walgreen Co.                                         5,472
                                                             ---------
                                                                30,740
                                                             ---------

            STEEL PRODUCTS - 1.0%
    47,700  Aluminum Co. of America                              2,814
                                                             ---------

            TRANSPORTATION PARTS AND
            EQUIPMENT - 3.5%
    98,900  Boeing Co.                                           9,346
                                                             ---------

            U.S. GOVERNMENT AGENCY - 2.1%
   161,000  Federal National Mortgage Association                5,615
                                                             ---------

            Total Common Stocks
            (cost $205,432)                                    253,312
                                                             ---------

PRINCIPAL
AMOUNT
(000S)
----------------------------------------------------------------------

            SHORT-TERM INVESTMENTS - 6.3%

   $10,841  Berliner Handels und Frankfurter,
            Grand Cayman Islands,
            5.875%, 10/1/96                                     10,841
     6,114  FHLB Discount Note,
            5.70%, 10/1/96                                       6,114
                                                             ---------

            Total Short-Term Investments
            (cost $16,956)                                      16,955
                                                             ---------
NUMBER
OF CONTRACTS
----------------------------------------------------------------------

            OPTIONS PURCHASED - 0.1%

       117  Call Option on S&P 500
            Expiring December 1996 @ $685                          272
                                                             ---------

            Total Options Purchased
            (cost $252)                                            272
                                                             ---------

            Total Investments - 99.9%
            (cost $222,640)                                    270,539
                                                             ---------


NUMBER                                                           VALUE
OF CONTRACTS                                                    (000S)
----------------------------------------------------------------------

            OPTIONS WRITTEN - (0.1)%

       117  Put Option on S&P 500
            Expiring December 1996 @ $685                  $     (180)
                                                             ---------

            Total Options Written
            (Premium received $222)                              (180)
                                                             ---------
            Other Assets less Other Liabilities - 0.2%             524
                                                             ---------

            NET ASSETS - 100.0%                               $270,883
                                                             =========


See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
SELECT EQUITY FUND


NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMON STOCKS - 98.6%

            BANKING - 2.5%
    20,000  State Street Boston Corp.                           $1,148
                                                             ---------

            COMMUNICATIONS - 3.4%
    13,000  AT&T Corp.                                             679
    35,000  Ericsson (L.M.) Telephone Co.
            ADR, Class B                                           888
                                                             ---------
                                                                 1,567
                                                             ---------
            COMPUTERS AND OFFICE MACHINES - 7.6%
    10,000  Cisco Systems, Inc.*                                   621
    15,000  Electronic Data Systems Corp.                          921
    15,000  Lucent Technologies, Inc.                              688
     9,000  Parametric Technology Corp.*                           444
    30,000  Reynolds&Reynolds Co., Class A                         784
                                                             ---------
                                                                 3,458
                                                             ---------

            CONSUMER PRODUCTS - 5.5%
    12,800  Philip Morris Cos., Inc.                             1,149
    14,000  Procter & Gamble Co.                                 1,365
                                                             ---------
                                                                 2,514
                                                             ---------

            COSMETICS AND PERSONAL CARE - 2.4%
    10,000  Avon Products, Inc.                                    496
     8,500  Gillette Co.                                           613
                                                             ---------
                                                                 1,109
                                                             ---------

            ELECTRONICS AND OTHER ELECTRICAL
            EQUIPMENT - 17.2%
    18,000  ADC Telecommunications, Inc.*                        1,152
    26,000  General Electric Co.                                 2,366
    16,000  Intel Corp.                                          1,527
    25,000  Linear Technology Corp.                                922
    12,000  Tellabs, Inc.*                                         848
    25,500  Thermo Electron Corp.*                               1,033
                                                             ---------
                                                                 7,848
                                                             ---------

            FOOD AND BEVERAGES - 1.6%
    18,000  Panamerican Beverages, Inc., Class A                   740
                                                             ---------

            HEALTH SERVICES - 2.2%
    40,000  Health Management Associates, Inc.,
            Class A*                                               995
                                                             ---------

            INDUSTRIAL INSTRUMENTS - 2.6%
    10,000  Hewlett-Packard Co.                                $   487
     4,000  Input/Output, Inc.*                                    119
    10,000  Raytheon Co.                                           556
                                                             ---------
                                                                 1,162
                                                             ---------

            INSURANCE SERVICES - 2.7%
    12,000  American International Group, Inc.                   1,209
                                                             ---------

            MACHINERY - 1.7%
    16,000  Roper Industries, Inc.                                 756
                                                             ---------

            MEDICAL PRODUCTS AND EQUIPMENT - 3.0%
    28,000  Invacare Corp.                                         784
     8,000  Luxottica Group, S.p.A. ADR                            582
                                                             ---------
                                                                 1,366
                                                             ---------

            METAL PRODUCTS - 2.1%
    16,000  Diebold, Inc.                                          934
                                                             ---------

            PHARMACEUTICALS - 14.3%
    21,000  Abbott Laboratories                                  1,034
    18,000  Amgen, Inc.*                                         1,136
     8,500  Bristol-Myers Squibb Co.                               819
    11,000  Idexx Laboratories, Inc.*                              498
    20,000  Johnson & Johnson                                    1,025
    17,000  Merck & Co., Inc.                                    1,196
    10,000  Pfizer, Inc.                                           791
                                                             ---------
                                                                 6,499
                                                             ---------

            PROFESSIONAL SERVICES - 15.3%
    17,250  Computer Associates International, Inc.              1,031
     7,500  Computer Sciences Corp.*                               577
     9,500  First Data Corp.                                       775
    11,000  Microsoft Corp.*                                     1,451
    23,000  Oracle Corp.*                                          979
    19,500  Paychex, Inc.                                        1,131
    32,000  Price (T. Rowe) Associates, Inc.                     1,040
                                                             ---------
                                                                 6,984
                                                             ---------

            RETAIL - 9.6%
    10,000  Brinker International, Inc.*                           170
    15,000  Home Depot (The), Inc.                                 853
    48,000  PETsMART, Inc.*                                      1,242
    20,000  Viking Office Products, Inc.*                          600
            RETAIL - 9.6% (CONT'D.)
    16,000  Walgreen Co.                                     $     592
    35,000  Wal-Mart Stores, Inc.                                  923
                                                             ---------
                                                                 4,380
                                                             ---------

            TRANSPORTATION PARTS AND
            EQUIPMENT - 2.4%
    30,000  Wisconsin Central Transportation Corp.*              1,076
                                                             ---------

            U.S. GOVERNMENT AGENCY - 2.5%
    33,000  Federal National Mortgage Association                1,151
                                                             ---------

            Total Common Stocks
            (cost $37,373)                                      44,896
                                                             ---------

PRINCIPAL
AMOUNT
(000S)
----------------------------------------------------------------------

            SHORT-TERM INVESTMENT - 1.2%

      $550  Berliner Handels und Frankfurter,
            Grand Cayman Islands,
            5.875%, 10/1/96                                        550
                                                             ---------

            Total Short-Term Investment
            (cost $550)                                            550
                                                             ---------

            Total Investments - 99.8%
            (cost $37,923)                                      45,446

            Other Assets less Liabilities - 0.2%                    90
                                                             ---------

            NET ASSETS - 100.0%                                $45,536
                                                             =========

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
SMALL CAP FUND


NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMON STOCKS - 95.8%

            AEROSPACE - 0.6%
    14,600  Aviall, Inc.                                       $   119
    18,200  Thiokol Corp.                                          853
     3,500  TransTechnology Corp.                                   63
                                                             ---------
                                                                 1,035
                                                             ---------

            APPAREL - 1.0%
     9,100  Bell Sports Corp.*                                      63
     6,600  Chic By H.I.S., Inc.*                                   29
    23,000  Dexter Corp.                                           687
     7,900  Farah, Inc.*                                            58
     4,300  Garan, Inc.                                             72
    15,200  Kellwood Co.                                           253
     4,000  Movado Group, Inc.                                     101
     6,900  Oxford Industries, Inc.                                119
    19,900  Phillips-Van Heusen Corp.                              221
    11,200  Salant Corp.*                                           35
     1,300  Weyco Group, Inc.                                       52
                                                             ---------
                                                                 1,690
                                                             ---------

            BANKING - 8.7%
     3,250  Advantage Bancorp, Inc.                                106
    10,480  Albank Financial Corp.                                 301
     1,600  American Bank of Connecticut                            42
     3,250  Anchor Bancorp Wisconsin, Inc.                         107
     3,700  Andover Bancorp, Inc.                                   94
    20,800  Astoria Financial Corp.                                603
     6,625  BankAtlantic Bancorp, Inc., Class B                     89
     9,600  Bankers Corp.                                          175
     5,700  Bay View Capital Corp.                                 203
     5,100  Brenton Banks, Inc.                                    126
     5,200  BSB Bancorp, Inc.                                      133
     4,000  California Financial Holding Co.                        93
     1,800  Calumet Bancorp, Inc.*                                  51
     5,000  Cathay Bancorp, Inc.                                    82
     2,300  CB Bancshares, Inc.                                     63
     3,700  CCB Financial Corp.                                    203
     8,300  Center Financial Corp.                                 209
     7,200  Centura Banks, Inc.                                    278
     2,700  Citfed Bancorp, Inc.                                   102
    18,300  Coast Savings Financial, Inc.*                         586
     4,200  Coastal Bancorp, Inc.                                   82
    12,500  Commercial Federal Corp.                               538
     3,300  Community Bank System, Inc.                            113
            BANKING - 8.7% (CONT'D.)
     3,500  CPB, Inc.                                             $102
    15,625  Downey Financial Corp.                                 395
     2,995  DS Bancor, Inc.                                        111
     5,300  Eagle Financial Corp.                                  144
     3,250  Eastern Bancorp, Inc.                                   67
     8,200  Evergreen Bancorp., Inc.                               121
     2,550  Family Bancorp, Inc.                                    73
     1,900  FFLC Bancorp, Inc.                                      35
     4,400  Fidelity Federal Savings Bank of Florida                68
     4,700  First Federal Bancshares of Eau Claire, Inc.            85
     3,700  First Federal Capital Corp.                             83
     3,000  First Federal Financial Corp. of Kentucky               59
     1,600  First Federal Savings & Loan Association
            of East Hartford                                        30
     5,280  First Indiana Corp.                                    129
     4,400  First Palm Beach Bancorp, Inc.                         102
     5,900  First Republic Bancorp, Inc.*                           92
     2,400  First Savings Bancorp, Inc.                             43
     4,200  First Savings Bank, SLA                                 69
     2,550  Firstfed Bancshares, Inc.                               42
     8,200  FirstFed Financial Corp.*                              162
     1,995  FNB Corp.                                               46
     4,400  GBC Bancorp                                            122
    13,600  Glendale Federal Bank FSB*                             241
    10,000  Greater New York Savings Bank                          126
     2,900  Haven Bancorp, Inc.                                     74
     2,500  Home Federal Bancorp.                                   73
     3,700  Homeland Bankshares Corp.                              141
     4,200  Horizon Financial Corp.                                 59
     6,900  InterWest Bancorp, Inc.                                204
     1,890  JeffBanks, Inc.                                         52
     2,700  Jefferson Savings Bancorp, Inc.*                        61
     1,700  Liberty Bancorp, Inc.                                   40
     7,100  Life Bancorp, Inc.                                     114
    18,400  Long Island Bancorp, Inc.                              531
     4,411  MAF Bancorp, Inc.                                      114
     3,000  Maryland Federal Bancorp, Inc.                         101
     2,800  MASSBANK Corp.                                          93
     3,900  Medford Savings Bank                                    91
     2,700  Merchants Bancshares, Inc.*                             41
     6,180  Mid-America Bancorp                                    104
     9,400  ML Bancorp, Inc.                                       132
     4,730  National City Bancorporation*                           85
     5,460  NBB Bancorp, Inc.                                       92
     3,591  North Side Savings Bank                                173
            BANKING - 8.7% (CONT'D.)
    12,400  One Bancorp, Inc.                                 $    429
     3,500  PALFED, Inc.                                            47
     2,700  Pennfirst Bancorp, Inc.                                 36
     4,000  Peoples Bank of Bridgeport                              99
    24,000  Peoples Heritage Financial Group, Inc.                 561
     2,562  Peoples Holdings Co.                                    90
     3,800  PonceBank                                               88
     4,774  Portsmouth Bank Shares, Inc.                            61
     8,600  Poughkeepsie Savings Bank, FSB                          44
     1,800  Progressive Bank, Inc.                                  57
     3,600  Quaker City Bancorp, Inc.*                              52
     6,000  Queens County Bancorp, Inc.                            224
     7,300  Reliance Bancorp, Inc.                                 137
    28,900  Riggs National Corp.*                                  480
    26,100  Roosevelt Financial Group, Inc.                        447
     8,500  Security Capital Corp.                                 550
     1,500  Southwest Bancshares, Inc.                              40
    16,400  St. Paul Bancorp, Inc.                                 431
     4,400  Sterling Bancorp.                                       56
     3,800  Sterling Financial Corp.*                               52
    13,800  Sumitomo Bank of California                            342
     4,100  TF Financial Corp.                                      60
     1,700  Today's Bancorp, Inc.                                   56
     5,700  Triangle Bancorp, Inc.                                  83
     2,875  TriCo Bancshares                                        60
     8,500  US Bancorp                                             327
     3,600  Virginia First Financial Corp.                          50
     2,300  Walden Bancorp, Inc.                                    71
     6,600  Webster Financial Corp.                                233
     1,700  Western Ohio Financial Corp.                            34
                                                             ---------
                                                                14,598
                                                             ---------

            BROKERAGE SERVICES - 1.3%
     6,700  Advest Group, Inc.*                                     65
     4,000  FFVA Financial Corp.                                    74
     3,600  First Southeast Financial Corp.                         34
    10,200  Great Financial Corp.                                  289
     3,800  HMN Financial, Inc.*                                    61
     7,700  Insurance Auto Auctions, Inc.*                          67
     8,650  Inter-Regional Financial Group, Inc.                   281
     4,500  Interstate/Johnson Lane, Inc.                           55
    23,500  John Alden Financial Corp.                             485
     6,200  McDonald & Co. Investments, Inc.                       150
       600  Northern States Financial Corp.                         44
     3,600  Ottawa Financial Corp.                                  59
            BROKERAGE SERVICES - 1.3% (CONT'D.)
    13,300  PEC Israel Economic Corp.                          $   228
     5,500  Southwest Securities Group, Inc.                        63
    12,000  Standard Financial, Inc.*                              195
     5,070  York Financial Corp.                                    90
                                                             ---------
                                                                 2,240
                                                             ---------

            CHEMICALS AND ALLIED PRODUCTS - 4.0%
     3,740  Aceto Corp.                                             50
     7,600  Alpha-Beta Technology, Inc.*                            82
    11,000  Alpharma, Inc.                                         172
    12,200  ARIAD Pharmaceuticals, Inc.*                            47
    14,600  Biomira, Inc.*                                          99
     7,000  BioWhittaker, Inc.*                                     46
    11,900  Cambrex Corp.                                          403
    46,100  Carter-Wallace, Inc.                                   571
    10,100  Cellpro, Inc.*                                         131
    14,400  Copley Pharmaceutical, Inc.*                           203
    14,500  COR Therapeutics, Inc.*                                145
    13,000  Creative BioMolecules, Inc.*                            93
     5,075  Cytrx Corp.*                                            20
    13,400  Fuller (H.B.) Co.                                      514
     5,500  Genemedicine, Inc.*                                     23
    25,400  Gensia, Inc.*                                          127
     4,200  Hauser Chemical Research, Inc.*                         25
     6,300  Immucor, Inc.*                                          67
     9,800  ImmuLogic Pharmaceutical Corp.*                         80
    10,900  Immune Response Corp.*                                  91
     8,100  ImmunoGen, Inc.*                                        32
    10,500  INCSTAR Corp.*                                          38
     5,700  Learonal, Inc.                                         126
    14,550  Life Technologies, Inc.                                327
     8,400  LSB Industries, Inc.                                    33
     1,300  MacDermid, Inc.                                         90
     3,600  Melamine Chemicals, Inc.*                               23
     9,000  Mississippi Chemical Corp.                             210
    24,500  Mycogen Corp.*                                         349
     4,200  National Sanitary Supply Co.                            59
     7,500  NCH Corp.                                              415
    14,900  NeXstar Pharmaceuticals, Inc.*                         313
     9,400  OEC Medical Systems, Inc.*                             118
     8,100  Petrolite Corp.                                        271
    13,400  Pharmaceutical Resources, Inc.*                         57
    18,100  Pure Tech International, Inc.*                          43
     6,800  Quaker Chemical Corp.                                  101
    11,200  Rexene Corp.                                           133
            CHEMICALS AND ALLIED
            PRODUCTS - 4.0% (CONT'D.)
    12,300  Ribi ImmunoChem Research, Inc.*                   $     51
    13,300  Roberts Pharmaceutical Corp.*                          251
     4,700  Syborn Chemicals, Inc.*                                 67
     9,400  Systemix, Inc.*                                        146
     8,200  Tetra Technologies, Inc.*                              151
    11,200  Vertex Pharmaceuticals, Inc.*                          330
                                                             ---------
                                                                 6,723
                                                             ---------

            COMMUNICATIONS - 1.2%
    19,000  American Mobile Satellite Corp., Inc.*                 276
    13,000  American Paging, Inc.*                                  75
     8,000  Atlantic Tele-Network, Inc.*                           162
    11,500  Broadband Technologies, Inc.*                          236
     5,500  Centigram Communications Corp.*                         82
    17,000  Metromedia International Group, Inc.*                  181
    12,300  Network Equipment Technologies, Inc.*                  168
    10,197  Roseville Telephone Co.                                252
     3,700  STM Wireless, Inc., Class A*                            33
     1,300  Tadiran Ltd. ADR                                        33
    21,400  True North Communications                              495
                                                             ---------
                                                                 1,993
                                                             ---------

            COMPUTERS AND OFFICE MACHINES - 3.3%
     9,100  Advanced Logic Research, Inc.*                          75
     4,000  Amplicon, Inc.                                          75
     3,300  Applied Voice Technology, Inc.*                         42
    10,900  Artisoft, Inc.*                                         63
     7,000  Asante Technolgies, Inc.*                               46
    31,900  AST Research, Inc.*                                    160
     3,300  Astro-Med, Inc.                                         29
     2,600  Banctec, Inc.*                                          54
    10,200  Caere Corp.*                                            93
    19,600  Concurrent Computer Corp.*                              47
     8,300  Control Data Systems, Inc.*                            192
     7,200  Crosscomm Co.*                                          51
    37,200  Data General Corp.*                                    521
     4,900  Data Systems & Software, Inc.*                          29
     5,100  DH Technology, Inc.*                                   129
    11,400  Dynatech Corp.*                                        522
    15,700  Exabyte Corp.*                                         236
    10,200  General Binding Corp.                                  239
     6,900  Genicom Corp.*                                          35
     5,800  GTI Corp.*                                              36
     7,800  Inacom Corp.*                                          267
            COMPUTERS AND OFFICE
            MACHINES - 3.3% (CONT'D.)
    44,700  Intergraph Corp.*                                  $   492
     6,300  Microtouch Systems, Inc.*                              118
    12,300  MTI Technology Corp.*                                   23
     9,800  Network Peripherals, Inc.*                             148
     6,200  Par Technology Corp.*                                   88
     5,100  Quixote Corp.                                           38
     5,300  Rainbow Technologies, Inc.*                             91
    29,200  Sequent Computer Systems, Inc.*                        380
     9,500  Standard Microsystems Corp.*                           135
    19,600  Stratus Computer, Inc.*                                387
    10,100  Streamlogic Corp.                                       23
     6,300  Truevision, Inc.*                                       26
    12,300  Tseng Laboratories, Inc.*                               98
     3,300  Wandel & Goltermann Technologies, Inc.*                 62
    26,400  Wang Laboratories, Inc.*                               515
                                                             ---------
                                                                 5,565
                                                             ---------

            CREDIT INSTITUTIONS - 0.8%
     4,400  DVI, Inc.*                                              63
     4,700  First Financial Caribbean Corp.                        101
     7,945  Fund American Enterprises Holdings, Inc.               727
     8,100  JSB Financial, Inc.                                    293
    12,000  Ryland Group, Inc.                                     179
                                                             ---------
                                                                 1,363
                                                             ---------

            ELECTRICAL SERVICES - 2.6%
     5,800  Bangor Hydro-Electric Co.                               58
    15,200  Central Hudson Gas & Electric Corp.                    452
    28,500  Central Maine Power Co.                                349
     8,900  Central Vermont Public Service Corp.                   111
     2,700  Compania Boliviana de Energia Electrica, S.A.          120
    41,900  Destec Energy, Inc.*                                   498
    17,900  Eastern Utilities Association                          302
     2,700  Great Bay Power Corp.*                                  27
     3,100  Green Mountain Power Corp.                              75
     6,200  Interstate Power Co.                                   180
    12,000  Orange and Rockland Utilities, Inc.                    420
    27,200  Public Service Co. of New Mexico                       530
    21,600  Sierra Pacific Resources                               559
     7,800  TNP Enterprises, Inc.                                  193
    12,400  United Illuminating Co.                                426
     2,800  Unitil Corp.                                            58
     3,000  Upper Penninsula Energy Corp.                           56
                                                             ---------
                                                                 4,414
                                                             ---------

            ELECTRONICS AND OTHER ELECTRICAL
            EQUIPMENT - 5.4%
     2,312  A+ Network, Inc.*                                    $  18
     7,700  Aeroflex, Inc.*                                         39
    11,200  Amtech Corp.*                                           78
     7,000  ANADAGICS, Inc.*                                       182
    16,400  ANTEC Corp.*                                           241
    18,800  Applied Magnetics Corp.*                               334
    15,300  Augat, Inc.                                            325
     4,400  Aydin Corp.*                                            44
     5,200  Bel Fuse, Inc.*                                         62
     2,600  Benchmark Electronics, Inc.*                            78
    12,700  Brooktree Corp.*                                       189
    13,500  Brown Group, Inc.                                      315
    11,500  California Microwave, Inc.*                            153
    15,800  Canadian Marconi Co.*                                  190
    11,700  Compression Laboratories, Inc.*                         76
     4,500  CTS Corp.                                              190
    23,100  Dallas Semiconductor Corp.                             422
     2,900  Davel Communications Group, Inc.*                       50
    13,000  Digital Sound Corp.*                                    20
     7,300  Digital Systems International, Inc.*                   130
     5,200  DII Group, Inc.*                                       109
     3,100  Dynamics Corporation of America                         90
     6,400  Electromagnetic Sciences, Inc.*                        110
     6,400  Evans & Sutherland Computer Corp.*                     158
     8,400  Exar Corp.*                                            121
    30,300  Executone Information Systems, Inc.*                    91
     8,600  Exide Electronics Group, Inc.*                          92
    18,900  FSI International, Inc.*                               208
     5,300  Fusion Systems Corp.*                                   95
     4,400  Galileo Electro-Optics Corp.*                          109
    14,900  General Datacomm Industries, Inc.*                     167
     9,800  Genlyte Group, Inc.*                                    89
     3,900  Hutchinson Technologies, Inc.*                         149
     5,800  IEC Electronics Corp.*                                  41
     2,300  Industrial Scientific Corp.*                            33
     6,700  Intermedia Communications, Inc.*                       196
     9,600  Jabil Circuit, Inc.*                                   168
     6,100  Kopin Corp.*                                            58
     8,600  Kuhlman Corp.                                          126
     3,500  LXE, Inc.*                                              35
    21,700  MagneTek, Inc.*                                        250
     8,600  Micronics Computers, Inc.*                              18
     5,300  National Presto Industries, Inc.                       199
     7,200  Netrix Corp.*                                           53
            ELECTRONICS AND OTHER ELECTRICAL
            EQUIPMENT - 5.4% (CONT'D.)
     8,300  Park Electrochemical Corp.                          $  169
    19,700  Pioneer Standard Electronics, Inc.                     222
     9,300  Pittencrieff Communications, Inc.*                      50
     7,350  Pittway Corp.                                          328
     6,800  Powell Industries, Inc.*                                63
     8,100  QMS, Inc.*                                              50
     3,400  Quality Semiconductor, Inc.*                            24
     8,700  Quickturn Design Systems, Inc.*                        119
     5,000  Reptron Electonics, Inc.*                               89
     3,500  Robinson Nugent, Inc.                                   16
    15,600  Royal Appliance Manufacturing Co.*                      99
    25,700  Silicon Valley Group, Inc.*                            456
     3,800  Siliconix, Inc.*                                        67
    10,000  Standard Motor Products, Inc.                          143
     4,000  Stanford Telecommunications, Inc.*                     200
     8,100  Telco Systems, Inc.*                                   154
     8,600  Telebit Corp.*                                         113
     7,900  Thomas Industries, Inc.                                153
     9,400  United Industrial Corp.                                 54
     5,400  Universal Electronics, Inc.*                            32
    16,100  Valence Technology, Inc.*                               95
     3,200  Vertex Communications Corp.*                            54
    12,600  Windmere Corp.                                         173
     9,900  Wyle Electronics                                       318
                                                             ---------
                                                                 9,142
                                                             ---------

            FOOD AND BEVERAGES - 1.1%
     5,600  Bertuccis, Inc.*                                        26
     2,900  Genesee Corp., Class B                                 121
     9,400  Golden Poultry Co., Inc.                                94
     7,100  J&J Snack Foods Corp.*                                  76
    14,500  Michael Foods, Inc.                                    150
     6,300  Midwest Grain Products, Inc.                            86
     6,500  Orange-co., Inc.*                                       50
    17,800  Pilgrims Pride Corp.                                   154
    11,000  Riviana Foods, Inc.                                    176
    22,900  Rykoff-Sexton, Inc.                                    329
    10,250  Sanderson Farms, Inc.                                  115
     5,800  Sanfilippo (John B.) & Son, Inc.*                       36
     1,000  Seaboard Corp.                                         210
     7,800  Stokely U.S.A., Inc.*                                   21
     4,800  Thorn Apple Valley, Inc.*                               57
    13,200  WLR Foods, Inc.                                        153
                                                             ---------
                                                                 1,854
                                                             ---------

            FOOD AND MANUFACTURING - 0.4%
     8,265  Chock Full O'Nuts Corp.*                          $     40
     1,300  Farmer Bros. Co.                                       196
     6,700  Imperial Holly Corp.*                                  101
    11,700  Morningstar Group, Inc.*                               135
    17,000  Savannah Foods & Industries, Inc.                      236
    13,640  Zapata Corp.*                                           49
                                                             ---------
                                                                   757
                                                             ---------
            FURNITURE AND FIXTURES - 1.3%
    10,300  Bassett Furniture Industries, Inc.                     245
    12,600  Ethan Allen Interiors, Inc.*                           392
     4,700  Flexsteel Industries, Inc.                              55
     4,850  Knape & Vogt Manufacturing Co.                          72
    17,200  La-Z-Boy Chair Co.                                     518
     3,300  LADD Furniture, Inc.                                    45
    13,600  Miller (Herman), Inc.                                  551
    12,600  O'Sullivan Industrial Holdings, Inc.*                  112
     3,100  Pulaski Furniture Corp.                                 47
     7,400  Rhodes, Inc.                                            56
     2,000  Virco Manufacturing Corp.                               29
     6,200  Winsloew Furniture, Inc.*                               43
                                                             ---------
                                                                 2,165
                                                             ---------

            GENERAL BUILDING CONTRACTORS - 1.8%
     5,100  Amrep Corp.*                                            25
     5,300  Beazer Homes USA, Inc.*                                 76
     6,200  Cameron Ashley, Inc.*                                   78
     4,600  Christiana Cos., Inc.*                                 101
     5,800  Continental Homes Holding Corp.                        104
    14,600  Engle Homes, Inc.                                      110
    37,400  Kaufman & Broad Home Corp.                             486
    26,800  Lennar Corp.                                           596
    14,500  M.D.C. Holdings, Inc.                                   98
     8,100  M/I Schottenstein Homes, Inc.*                          71
    19,200  Morrison Knudsen Corp.*                                187
     8,100  Nortek, Inc.*                                          111
     4,100  Perini Corp.*                                           37
    14,400  Schuler Homes, Inc.*                                    97
    22,200  Standard-Pacific Corp.                                 128
     9,800  Thor Industries, Inc.                                  234
     3,400  Turner Corp.*                                           38
     8,300  U.S. Home Corp.*                                       170
    13,200  Webb (Del E.) Corp.                                    229
                                                             ---------
                                                                 2,976
                                                             ---------

            GLASS, CLAY AND STONE PRODUCTS - 1.5%
     3,500  Ameron International Corp.                         $   135
    21,500  Calmat Co.                                             398
     6,200  Florida Rock Industries, Inc.                          179
     6,900  Giant Cement Holding, Inc.*                            103
     5,400  Green (A.P.) Industries, Inc.                           54
    19,700  Jannock Ltd.                                           225
    19,200  Justin Industries, Inc.                                209
     4,600  Puerto Rican Cement Co., Inc.                          132
     8,500  Sola International, Inc.*                              689
    15,300  Southdown, Inc.                                        377
                                                             ---------
                                                                 2,501
                                                             ---------

            HEALTH SERVICES - 5.1%
     6,300  American Healthcorp, Inc.*                              67
    12,050  American Homepatient, Inc.*                            268
     9,350  BEC Group, Inc.*                                        48
     9,724  Block Drug Co., Inc.                                   436
     8,800  Bon-Ton Stores, Inc.*                                   51
     5,500  BRC Holdings, Inc.*                                    198
    22,100  Coastal Physican Group, Inc.*                          135
    35,200  Community Psychiatric Centers*                         330
    25,700  Coram Healthcare Corp.*                                100
    11,500  Datascope Corp.*                                       198
     8,200  Faulding, Inc.*                                         56
    14,100  Genesis Health Ventures, Inc.*                         397
    22,200  GranCare, Inc.*                                        427
    24,600  Haemonetics Corp.*                                     507
     8,900  Health Images, Inc.                                    119
     6,000  Health Management, Inc.*                                27
     6,511  Healthcare Service Group*                               71
    20,600  Herbalife International, Inc.                          319
    44,200  Kinetic Concepts, Inc.                                 638
    19,300  Living Centers of America, Inc.*                       483
       223  Lynx Therapeutics, Inc.*                                 1
     9,900  Matria Healthcare, Inc.*                                71
     6,400  Maxxim Medical, Inc.*                                   91
    12,300  Mediq, Inc.*                                            72
    12,216  Molecular Biosystems, Inc.*                            104
    65,200  NovaCare, Inc.*                                        611
     5,200  PCI Services, Inc.*                                    142
     9,100  PerSeptive Biosystems, Inc.*                            64
     3,900  Rehabcare Group, Inc.*                                  74
    12,800  Renal Treatment Centers, Inc.*                         426
    15,200  Staff Builders, Inc.*                                   46
     5,400  Summit Care Corp.*                                     119
            HEALTH SERVICES - 5.1% (CONT'D.)
    39,400  Sun Healthcare Group, Inc.*                        $   512
    18,900  TheraTx, Inc.*                                         224
    11,400  Transcend Services, Inc.*                               54
    23,200  Unilab Corp.*                                           16
     4,500  United American Healthcare Corp.*                       38
    22,200  Universal Health Services, Inc., Class B*              605
     6,603  Wellpoint Health Networks, Inc., Class A*              215
    15,600  Xoma Corp.*                                             85
     5,000  Zoll Medical Corp.*                                     78
                                                             ---------
                                                                 8,523
                                                             ---------

            HEAVY CONSTRUCTION - 0.3%
     6,100  Apogee Enterprises, Inc.*                               41
     7,000  Atkinson (G.F.) Co.*                                    85
     5,000  Banister Foundation, Inc.*                              36
    16,500  Granite Construction, Inc.                             342
       688  Valley Systems, Inc.                                     1
                                                             ---------
                                                                   505
                                                             ---------

            INDUSTRIAL INSTRUMENTS - 2.8%
    21,500  Acuson Co.*                                            368
    13,200  Advanced Technology Laboratories, Inc.*                422
     5,300  Analogic Corp.                                         151
     9,500  Circon Corp.*                                          166
     7,400  Coherent, Inc.*                                        261
     7,600  Core Industries, Inc.                                  104
     3,500  CPAC, Inc.*                                             40
     7,350  Cubic Corp.                                            143
     9,200  Daniel Industries, Inc.                                117
     2,600  Datum, Inc.*                                            29
    10,400  Fisher Scientific International                        429
     4,700  FLIR Systems, Inc.*                                     62
     6,000  Fluke Corp.                                            221
     7,400  Hach Co.                                               135
     4,500  IFR System, Inc.*                                       70
     4,500  Instron Corp.                                           54
     3,600  Isco, Inc.                                              35
     2,400  JPE, Inc.*                                              21
     2,800  Keithley Instruments, Inc.                              25
    14,400  Measurex Corp.                                         380
     4,000  Medex, Inc.                                             59
     4,200  Medicus Systems Corp.                                   26
     3,800  Mine Safety Appliances Co.                             192
     5,800  MTS Systems Corp.                                      115
     7,500  Newport Corp.                                           64
            INDUSTRIAL INSTRUMENTS - 2.8% (CONT'D.)
     7,400  Optical Coating Laboratory, Inc.                  $     90
     4,500  Polymedica Industries, Inc.*                            25
     4,200  Primesource Corp.                                       28
     4,600  Protocol Systems, Inc.*                                 76
       534  Starrett (L.S.) Co., Class B                            12
    13,500  Sunrise Medical, Inc.*                                 214
     5,300  Tech-Sym Corp.*                                        152
     6,600  TSI, Inc.                                               56
     5,800  Watkins-Johnson Co.                                    118
     2,700  Woodward Governor Co.                                  248
                                                             ---------
                                                                 4,708
                                                             ---------

            INSURANCE SERVICES - 6.0%
     4,600  Allcity Insurance Co.*                                  38
    11,300  Allied Group, Inc.                                     435
     4,600  American Eagle Group, Inc.                              20
    10,200  American Travellers Corp.*                             338
     3,800  Baldwin & Lyons, Inc., Class B                          70
    10,800  Berkley (W.R.) Corp.                                   494
    15,800  Capital RE Corp.                                       600
    11,000  Capsure Holdings Corp.*                                201
    37,300  Citizens Corp.                                         816
     3,700  Donegal Group, Inc.                                     67
     8,300  EMC Insurance Group, Inc.                               91
    16,300  Enhance Financial Services Group, Inc.                 538
    20,728  Financial Security Assurance Holdings Ltd.             611
     8,200  First American Financial Corp.                         288
    24,140  Fremont General Corp.*                                 712
     5,300  Gryphon Holdings, Inc.*                                 73
    10,384  Guaranty National Corp.                                165
    11,600  Harleysville Group, Inc.                               302
     4,200  Home Beneficial Corp., Class B                         104
    13,800  Integon Corp.                                          255
     4,900  Intercargo Corp.                                        42
     4,000  Kansas City Life Insurance Co.                         222
     7,000  Lawyers Title Corp.                                    149
     2,000  Merchants Group, Inc.                                   37
     4,400  Meridian Insurance Group, Inc.                          63
     2,000  Midland Co.                                             75
     3,800  Nobel Insurance Ltd.                                    43
     8,400  Nymagic, Inc.                                          147
     4,400  Penn Treaty American Corp.*                            105
     4,100  Pioneer Financial Services, Inc.                        67
    15,400  Piper Jaffray Cos., Inc.                               187
    24,100  Presidential Life Corp.                                265
            INSURANCE SERVICES - 6.0% (CONT'D.)
     3,200  Professionals Insurance Company
            Management Group*                                $      72
     6,900  PXRE Corp.                                             158
     6,300  RLI Corp.                                              164
     4,200  Seafield Capital Corp.                                 149
    16,800  Sierra Health Services, Inc.*                          578
    16,100  Sphere Drake Holdings Ltd.                             145
     4,050  Stewart Information Services Corp.                      84
     7,050  United Fire & Casualty Co.                             226
     9,300  United Wisconsin Services, Inc.                        272
     8,700  Washington National Corp.                              251
    16,500  Zenith National Insurance Corp.                        450
                                                             ---------
                                                                10,169
                                                             ---------


            JEWELRY AND PRECIOUS METALS - 0.1%
    19,500  Jan Bell Marketing, Inc.*                               43
     7,600  Syratech Corp.*                                        186
                                                             ---------
                                                                   229
                                                             ---------

            LUMBER AND WOOD PRODUCTS - 1.0%
    24,000  Chesapeake Corp.                                       660
     6,900  Fibreboard Corp.*                                      242
    11,000  Ply Gem Industries, Inc.                               135
    10,800  Pope & Talbot, Inc.                                    166
     8,200  Skyline Corp.                                          226
    12,400  T.J. International, Inc.                               226
                                                             ---------
                                                                 1,655
                                                             ---------

            MACHINERY - 1.3%
     7,400  Ampco-Pittsburgh Corp.                                  88
     4,900  Amtrol, Inc.                                           135
     7,800  Astec Industries, Inc.*                                 68
     3,000  Binks Manufacturing Co.                                 66
    13,500  Commercial Intertech Corp.                             155
     6,000  DT Industries, Inc.                                    203
     7,800  Furon Co.                                              195
     3,100  Gardner Denver Machinery, Inc.*                         95
     5,000  Gehl Co.*                                               38
    30,200  Giddings & Lewis, Inc.                                 359
    17,800  Global Industrial Technologies, Inc.*                  327
     5,800  Katy Industries, Inc.                                   63
    13,900  Kulicke & Soffa Industries, Inc.*                      158
     5,400  Lufkin Industries, Inc.                                112
     5,958  Raymond Corp.                                          112
     3,000  Twin Disc, Inc.                                         68
            MACHINERY - 1.3% (CONT'D.)
     2,700  Unit Instruments, Inc.*                           $     24
                                                             ---------
                                                                 2,266
                                                             ---------

            MANUFACTURING-GENERAL - 0.8%
     3,800  Applied Science & Technology, Inc.*                     29
     6,800  Bairnco Corp.                                           44
     7,800  Chemed Corp.                                           296
     7,700  Elcor Corp.                                            146
     2,500  Fuqua Enterprises, Inc.*                                59
     5,400  Hunt Manufacturing Co.                                  91
     4,300  LaCrosse Footwear, Inc.                                 46
     4,500  Oil-Dri Corporation of America                          62
    10,900  Samsonite Corp.*                                       298
     5,500  Superior Surgical Manufacturing Co., Inc.               65
     7,700  Union Switch & Signal, Inc.*                            54
     8,800  Zurn Industries, Inc.                                  197
                                                             ---------
                                                                 1,387
                                                             ---------

            METAL PRODUCTS - 0.9%
     3,000  Douglas & Lomason Co.                                   93
     5,500  Fansteel, Inc.*                                         38
     2,600  General Housewares Corp.                                26
     5,600  Hardinge, Inc.                                         134
     3,800  International Aluminum Corp.                            93
     4,800  Maverick Tube Corp.*                                    67
     5,600  Olympic Steel, Inc.*                                   151
     3,000  Pitt-Des Moines, Inc.                                  128
     5,600  Shaw Group, Inc.*                                      195
     3,700  SPS Technologies, Inc.*                                234
     4,850  Varlen Corp.                                           108
    19,003  WHX Corp.*                                             192
                                                             ---------
                                                                 1,459
                                                             ---------

            MINING - 2.4%
    10,400  Addington Resources, Inc.*                             267
    91,900  Amax Gold, Inc.*                                       517
     9,700  Ashland Coal, Inc.                                     241
     7,000  Basin Exploration, Inc.*                                49
    35,500  Cambior, Inc.                                          493
    75,600  Campbell Resources, Inc.*                               76
    11,300  Cleveland Cliffs, Inc.                                 452
    15,700  Coeur D'Alene Mines Corp.                              226
    22,000  Granges, Inc.*                                          33
    36,600  Hecla Mining Co.*                                      243
     7,200  HS Resources, Inc.*                                     95
            MINING - 2.4% (CONT'D.)
    47,500  Meridian Gold, Inc.*                               $   196
    12,600  MK Gold Co.*                                            18
    10,401  Nord Resources Corp.*                                   60
    36,900  Pegasus Gold, Inc.*                                    374
     2,800  Penn Virginia Corp.                                    101
   125,300  Royal Oak Mines, Inc.*                                 493
    13,200  Wharf Resources Ltd.                                    77
     6,802  Zemex Corp.*                                            53
                                                             ---------
                                                                 4,064
                                                             ---------

            MISCELLANEOUS INVESTING INSTITUTIONS - 1.1%
    10,900  Acceptance Insurance Cos., Inc.*                       206
     4,190  Cenfed Financial Corp.                                 104
     4,551  CFX Corp.                                               68
     3,300  Dime Financial Corp.                                    57
     3,700  FFY Financial Corp.                                     89
     4,900  First Essex Bancorp, Inc.                               59
     2,000  First Liberty Financial Corp.                           50
     2,900  First Northern Capital Corp.                            49
     1,800  First State Corp.                                       41
     1,750  Hinsdale Financial Corp.*                               41
     4,000  Indiana Federal Corp.                                   81
       900  Lynch Corp.*                                            62
     4,700  Norwich Financial, Inc.                                 82
    13,700  RCSB Financial, Inc.                                   366
     6,100  Security-Connecticut Corp.                             191
     5,000  St. Francis Capital Corp.                              129
     6,500  T R Financial Corp.                                    189
     3,900  Westerfed Financial Corp.                               63
                                                             ---------
                                                                 1,927
                                                             ---------

            NATURAL GAS TRANSMISSION - 0.9%
     2,300  EnergyNorth, Inc.                                       44
     6,000  NUI Corp.                                              114
     3,700  Pennsylvania Enterprises, Inc.                         154
     9,500  Piedmont Natural Gas Co.                               229
     3,600  Providence Energy Corp.                                 63
    10,429  Southern Union Co.*                                    242
    20,700  Southwest Gas Corp.                                    362
    22,600  Western Gas Resources, Inc.                            339
                                                             ---------
                                                                 1,547
                                                             ---------

            OIL AND GAS - 2.8%
     3,010  American Exploration Co.*                               37
     4,300  Atwood Oceanics, Inc.*                                 189
            OIL AND GAS - 2.8% (CONT'D.)
     8,600  Belden & Blake Corp.*                              $   200
     3,800  Callon Petroleum Co.*                                   49
    16,500  Camco International, Inc.                              617
     7,100  Chieftain International, Inc.*                         147
     4,500  Cliffs Drilling Co.*                                   155
     7,100  Connecticut Energy Corp.                               142
     3,000  Crystal Oil Co.*                                       108
     4,200  Edisto Resources Corp.*                                 42
     2,200  GulfMark InternationaI, Inc.*                          101
     3,200  Howell Corp.                                            49
    27,100  Marine Drilling Cos., Inc.*                            261
     4,200  Norex America, Inc.*                                   111
    85,800  Numac Energy, Inc.*                                    370
     6,800  PetroCorp, Inc.*                                        59
    10,000  Pool Energy Services Co.*                              126
   102,000  Ranger Oil Ltd.                                        765
     9,300  RPC, Inc.*                                             106
    14,900  Serenpet, Inc.*                                         41
    22,600  Snyder Oil Corp.                                       267
    11,000  Stolt Comex Seaway S.A.*                               127
     4,640  Swift Energy Co.*                                      111
    12,000  Tuboscope Vetco International Corp.*                   188
    13,600  Unit Corp.*                                             80
     7,400  USX-Delhi Group                                        105
     5,800  Wiser Oil Co.                                           83
                                                             ---------
                                                                 4,636
                                                             ---------

            PAPER PRODUCTS - 0.2%
     5,300  Nashua Corp.*                                           71
     9,000  Paragon Trade Brands, Inc.*                            210
                                                             ---------
                                                                   281
                                                             ---------

            PERSONAL SERVICES - 0.9%
     5,500  Ballys Grand, Inc.*                                    192
     6,000  Boomtown, Inc.*                                         25
     7,400  Harveys Casino Resorts                                 126
    18,700  Marcus Corp.                                           449
    19,500  President Casino's, Inc.*                               22
    22,300  Prime Hospitality Corp.*                               368
    15,200  Rio Hotel & Casino*                                    239
     5,300  Sholodge, Inc.*                                         74
                                                             ---------
                                                                 1,495
                                                             ---------

            PETROLEUM PRODUCTS - 1.0%
    11,500  Coho Energy, Inc.*                                $     82
     3,300  Crown Central Petroleum Corp., Class B*                 45
    43,400  E-Z Serve Corp.*                                        81
     8,600  Giant Industries, Inc.                                 124
    29,300  Parker & Parsley Petroleum Co.                         765
    18,500  Tesoro Petroleum Corp.*                                238
    33,500  Total Petroleum (North America) Ltd.                   349
                                                             ---------
                                                                 1,684
                                                             ---------

            PRINTING AND PUBLISHING - 1.5%
    13,300  American Business Products, Inc.                       296
    12,600  Bowne & Co., Inc.                                      288
     7,300  CSS Industries, Inc.*                                  168
    12,200  Gibson Greetings, Inc.*                                177
    13,600  Golden Books Family Entertainment, Inc.*               158
     7,000  Graphic Industries, Inc.                                61
    25,200  Standard Register Co.                                  696
     3,200  T/SF Communications Corp.*                              72
    28,750  World Color Press, Inc.*                               640
                                                             ---------
                                                                 2,556
                                                             ---------

            PROFESSIONAL SERVICES - 4.9%
    28,300  Allwaste, Inc.*                                        120
    12,600  Banyan Systems, Inc.*                                   68
    12,200  BE Aerospace, Inc.*                                    252
    21,900  Borland International, Inc.*                           151
     9,000  Cerplex Group, Inc.*                                    45
     2,000  Comnet Corp.*                                           25
     4,800  Computer Data Systems, Inc.                            115
     6,100  Cyberonics, Inc.*                                       38
     7,000  Cyrk, Inc.*                                             73
     3,800  Dataware Technologies Co.*                              14
     4,900  Encore Wire Corp.*                                      72
     7,100  Envoy Corp.*                                           275
    19,200  Gerber Scientific, Inc.                                274
     6,400  GMIS, Inc.*                                            154
       700  Grey Advertising, Inc.                                 163
    10,700  Group Technologies Corp.*                               21
    19,700  Information Resources, Inc.*                           260
    21,200  Integrated Health Services, Inc.                       535
    12,900  Interim Services, Inc.*                                551
     9,200  Interleaf, Inc.*                                        22
     5,600  Isomedix, Inc.*                                         78
     8,700  Keane, Inc.*                                           418
    25,000  Kenetech Corp.*                                          6
            PROFESSIONAL SERVICES - 4.9% (CONT'D.)
     9,000  Labone, Inc.                                       $   151
    13,100  Landmark Graphics Corp.*                               385
     7,300  Lasermaster Technologies, Inc.*                         36
     3,000  MTL, Inc.*                                              59
    20,870  National Auto Credit, Inc.*                            240
    10,400  Netframe Systems, Inc.*                                 31
    10,300  Network Computing Devices, Inc.*                        64
    19,900  OHM Corp.*                                             157
     5,000  ParcPlace-Digitalk, Inc.*                               19
    10,100  Pharmaceutical Marketing Services, Inc.*                91
     6,600  Pinkerton's, Inc.*                                     157
    20,000  Primark Corp.*                                         548
     9,400  Prime Medical Services, Inc.*                          125
    10,900  Protein Design Laboratories, Inc.*                     186
    11,300  Retix Co.*                                              92
    41,200  Rollins Truck Leasing Corp.                            464
    26,500  Santa Cruz Operation, Inc.*                            176
     4,700  Serv-Tech, Inc.*                                        14
     6,700  State of the Art, Inc.*                                 79
     8,700  Syquest Technology, Inc.*                               55
    12,100  Telxon Corp.                                           169
     3,600  Treadco, Inc.                                           29
    10,300  Tricord Systems, Inc.*                                  28
     3,000  Union Corp.*                                            68
    10,800  Viewlogic Systems, Inc.*                               126
     6,200  Volt Information Sciences, Inc.*                       260
     9,900  Walker Interactive Systems*                            118
     7,000  Wall Data, Inc.*                                       159
     4,600  White River Corp.*                                     285
    11,800  Xircom Co.*                                            192
                                                             ---------
                                                                 8,293
                                                             ---------

            REAL ESTATE - 0.4%
     5,800  Ambassador Apartments, Inc.                            105
     6,400  Avatar Holdings, Inc.*                                 200
     2,300  Cardinal Realty Services, Inc.*                         45
     5,000  Felcor Suite Hotels, Inc.                              161
    11,700  NVR, Inc.*                                             110
     6,100  Winston Hotels, Inc.                                    79
                                                             ---------
                                                                   700
                                                             ---------

            RECREATIONAL - 0.5%
     9,800  Cinergi Pictures Entertainment, Inc.*                   20
     5,900  Coastcast Corp.*                                        91
     7,500  Lodgenet Entertainment Corp.*                           92
            RECREATIONAL - 0.5% (CONT'D.)
     5,200  Meridian Sports, Inc.*                            $      7
     4,800  Mountasia Entertainment Internationa1*                  13
    14,400  Outboard Marine Corp.                                  221
    10,000  Showboat, Inc.                                         220
    25,500  Tyco Toys, Inc.*                                       147
     7,000  Video Lottery Technologies, Inc.*                       26
                                                             ---------
                                                                   837
                                                             ---------

            RECREATIONAL SERVICES - 0.9%
     3,500  AMC Entertainment, Inc.*                                55
     8,900  American Classic Voyages Co.                            83
     5,600  American Recreation Centers, Inc.                       31
    41,500  Aztar Corp.*                                           363
     5,500  Carmike Cinemas, Inc.*                                 127
    74,300  Cineplex Odeon Corp.*                                  111
     7,300  GC Cos., Inc.*                                         263
    11,900  Hollywood Park, Inc.*                                   92
     8,300  Iwerks Entertainment, Inc.*                             58
     7,200  Jackpot Enterprises, Inc.                               72
     7,800  Mikohn Gaming Corp.                                     69
    19,600  Savoy Pictures Entertainment, Inc.*                     49
    13,600  Starsight Telecast Co.*                                114
                                                             ---------
                                                                 1,487
                                                             ---------

            RESEARCH AND CONSULTING SERVICES - 0.9%
    18,300  Applied Bioscience International, Inc.*                195
     8,900  Cell Genesys, Inc.*                                     61
     3,100  Continental Can, Inc.*                                  40
    16,600  Dames & Moore, Inc.                                    222
     4,300  Failure Group, Inc.*                                    27
     4,000  Nichols Research Corp.*                                119
    11,100  Oncogene Science, Inc.*                                 99
    26,000  Scios, Inc.*                                           161
     7,900  SpaceLabs Medical, Inc.*                               170
    12,700  Stone & Webster, Inc.                                  398
     4,500  Tracor, Inc.*                                           93
       983  URS Corp.*                                               8
                                                             ---------
                                                                 1,593
                                                             ---------

            RETAIL - 6.8%
    10,900  Aldila, Inc.*                                           43
    16,500  AnnTaylor Stores Corp.*                                278
    10,500  Baker (J.), Inc.                                        64
     5,200  Bell Microproducts, Inc.*                               40
    23,300  Best Products, Inc.*                                     8
            RETAIL - 6.8% (CONT'D.)
    16,300  Big B, Inc.                                           $271
     8,600  Bindley Western Industries, Inc.                       151
     8,200  Blair Corp.                                            176
     5,000  Brookstone, Inc.*                                       54
     6,800  Brothers Gourmet Coffees, Inc.*                         18
    35,700  Burlington Coat Factory Warehouse Co.*                 393
     6,800  Buttrey Food & Drug Stores Co.*                         51
    10,900  Caldor Corp.*                                           22
     7,606  Carr-Gottstein Foods Co.*                               31
    15,100  Carson Pirie Scott & Co.*                              402
    21,200  Cash America International, Inc.                       151
     5,000  Catherines Stores Corp.*                                36
     6,900  Central Tractor Farm & Country, Inc.*                   81
    74,000  Charming Shoppes, Inc.*                                444
     6,600  Chart House Enterprises, Inc.*                          37
    33,800  Checkers Drive-In Restaurants, Inc.*                    33
     3,600  Crown Books Corp.*                                      36
     6,100  Davco Restaurants, Inc. *                               52
     5,700  Delchamps, Inc.                                        114
    12,000  Designs, Inc.*                                          80
    16,100  Dress Barn, Inc.*                                      175
     8,500  Drug Emporium, Inc.*                                    36
    17,700  Duty Free International, Inc.                          243
    15,400  Eagle Hardware & Garden, Inc.*                         416
    14,500  Edison Brothers Stores, Inc.*                           22
    14,000  Egghead, Inc.*                                          84
     8,000  Ernst Home Center, Inc.*                                10
     3,900  Fabri-Centers of America, Inc., Class A*                50
     3,900  Fabri-Centers of America, Inc., Class B*                50
    13,300  Fay's, Inc.                                            170
    15,200  Filene's Basement Corp.*                                67
    44,500  Fingerhut Cos., Inc.                                   590
     4,463  Frisch's Restaurants, Inc.                              64
    32,500  Furniture Brands International, Inc.*                  475
    15,147  General Host Corp.*                                     42
    10,300  Good Guys, Inc.*                                        82
     8,000  Gottschalks, Inc.*                                      41
     7,000  Grossmans, Inc.*                                        26
     6,800  Haggar Corp.                                            99
     6,800  Haverty Furniture, Inc.                                 73
     8,800  Helen of Troy Ltd.*                                    132
     8,300  Hi-Lo Automotive, Inc.*                                 28
     7,655  Hills Stores Co.*                                       55
     8,500  Intertan, Inc.*                                         54
     4,800  Jacobson Stores, Inc.                                   42
            RETAIL - 6.8% (CONT'D.)
     4,900  Krystal Co.*                                     $      27
    11,800  Lechters, Inc.*                                         65
     7,700  Lillian Vernon Corp.                                    96
    16,900  Michaels Stores, Inc.*                                 248
    24,900  Musicland Stores Corp.*                                 37
     3,400  Noodle Kidoodle, Inc.*                                  26
     8,100  One Price Clothing Stores, Inc.*                        27
     3,700  Oshman's Sporting Goods, Inc.*                          22
    15,800  Payless Cashways, Inc.*                                 28
     8,100  Piccadilly Cafeterias, Inc.                             76
    10,100  Rally's Hamburgers, Inc.*                               31
    10,100  Rally's Hamburgers, Inc. Rights*                         5
    15,800  Ross Stores, Inc.                                      569
    50,000  Ryan's Family Steak Houses, Inc.*                      381
     3,200  Schultz Sav-o Stores, Inc.                              42
     3,300  Seaman Furniture, Inc.*                                 61
     8,400  Shoe Carnival, Inc.*                                    44
    29,400  Shopko Stores, Inc.                                    467
     7,950  Showbiz Pizza Time, Inc.*                              144
    20,000  Sizzler International, Inc.*                            45
     4,725  Smith's Food & Drug Centers, Inc., Class B             125
     4,400  Sport Supply Group, Inc.*                               24
    13,600  Sports & Recreation, Inc.*                             114
    12,200  Stant Corp.                                            131
     4,500  Strawbridge & Clothier, Class A                         91
    11,300  Sun Television & Appliance, Inc.                        37
     5,500  Swiss Army Brands, Inc.*                                70
    11,400  Syms Corp.*                                             94
    12,100  Taco Cabana, Inc., Class A*                             70
     9,400  Tandycrafts, Inc.*                                      60
    18,500  TCBY Enterprises, Inc.                                  81
    13,100  TPI Enterprises, Inc.*                                  38
     4,100  Trak Auto Corp.*                                        70
     7,900  United Retail Group, Inc.*                              23
     7,720  United Stationers, Inc.*                               162
    20,600  Value City Department Stores, Inc.*                    185
    13,000  Venture Stores, Inc.*                                   55
     7,000  Vicorp Restaurants, Inc.*                              102
    34,300  Waban, Inc.*                                           785
     4,600  Wolohan Lumber Co.                                      49
    22,700  Zale Corp.*                                            497
                                                             ---------
                                                                11,496
                                                             ---------

            RUBBER AND PLASTICS - 0.7%
    23,900  ACX Technologies, Inc.*                                415
            RUBBER AND PLASTICS - 0.7% (CONT'D.)
     6,700  Blessings Corp.                                   $     60
     5,000  China Tire Holdings Ltd.                                35
     4,400  Essef Corp.*                                            77
    10,800  Gundle/SLT Environmental, Inc.*                         65
     8,500  Sealright Co., Inc.                                    100
     9,550  Tredegar Industries, Inc.                              320
     8,400  Uniroyal Technology Corp.*                              26
     3,900  Versa Technologies, Inc.                                52
                                                             ---------
                                                                 1,150
                                                             ---------

            SANITARY SERVICES - 0.4%
     3,800  Allied Waste Industries, Inc.*                          35
     5,200  American Ecology Corp.*                                  6
     6,833  Continental Waste Industries, Inc.*                    153
     2,426  Fluor Daniel GTI, Inc.*                                 20
    26,700  International Technology Corp.*                         77
     6,700  Kaiser Ventures, Inc.*                                  64
     5,900  Layne Christensen Co.*                                  77
    16,100  Mid-American Waste Systems, Inc.*                       11
    21,900  Omega Environmental, Inc.*                              38
    44,100  Rollins Environmental Services, Inc.*                  121
     4,100  Sevenson Environmental Services, Inc.*                  63
     4,600  TRC Cos., Inc.*                                         19
                                                             ---------
                                                                   684
                                                             ---------

            SERVICE INDUSTRY MACHINERY - 0.2%
     3,400  Edelebrock Corp.*                                       56
     3,600  ICO, Inc.*                                              21
     5,900  Mestek, Inc.*                                           86
     7,000  Scotsman Industries, Inc.                              160
                                                             ---------
                                                                   323
                                                             ---------

            SOCIAL SERVICES - 1.1%
     4,400  Arbor Health Care Co.*                                 104
     6,600  Berlitz International, Inc.*                           148
    12,100  Kinder-Care Learning Centers, Inc.*                    194
    26,400  Mariner Health Group, Inc.*                            406
    19,000  National Education Corp.*                              363
     4,600  Pacific Rehabilitation & Sports
            Medicine, Inc.*                                         20
    37,000  Physician Corporation of America*                      449
    12,700  Regency Health Services, Inc.*                         141
                                                             ---------
                                                                 1,825
                                                             ---------
            STEEL PRODUCTS - 3.1%
     9,000  Acme Metals, Inc.*                                 $   154
     8,000  Amcast Industrial Corp.                                154
    26,600  Birmingham Steel Corp.                                 422
    11,900  Brush Wellman, Inc.                                    229
    19,800  Chaparral Steel Co.                                    275
     3,300  Curtiss-Wright Corp.                                   180
     7,000  Gibraltar Steel Corp.                                  158
    10,600  Handy & Harman Co.                                     189
     4,950  Independence Holding Co.                                41
     5,500  Insteel Industries, Inc.                                36
     3,100  Laclede Steel Co.*                                      13
    15,400  Lone Star Technologies, Inc.*                          225
    10,600  Lukens, Inc.                                           193
    15,900  Mueller Industries, Inc.*                              646
     6,100  National Steel Corp., Class B*                          68
     3,900  New Jersey Steel Corp.*                                 27
     7,000  Oregon Metallurgical Corp.*                            228
    18,200  Oregon Steel Mills, Inc.                               280
    10,300  Quanex Corp.                                           277
     6,700  Reliance Steel & Aluminum Co.                          234
     5,250  Roanoke Electric Steel Corp.                            68
     8,500  Shiloh Industries, Inc.*                               136
     4,600  Steel of West Virginia, Inc.*                           30
     9,200  Steel Technologies, Inc.                               115
     9,700  Texas Industries, Inc.                                 581
    12,800  Tyler Corp.*                                            19
    33,700  UNR Industries, Inc.                                   223
    31,100  Weirton Steel Corp.*                                    74
                                                             ---------
                                                                 5,275
                                                             ---------
            TEXTILES - 1.0%
     7,100  Angelica Corp.                                         154
     5,100  Chemfab Corp.*                                          69
     5,500  Crown Crafts, Inc.                                      52
    15,700  Delta Woodside Industries, Inc.                         81
     7,900  Dixie Yarns, Inc.*                                      36
    10,400  Dyersburg Corp.                                         59
     4,900  Fab Industries, Inc.                                   132
     7,000  Fieldcrest Cannon, Inc.*                               100
    20,100  Griffon Corp.*                                         198
    10,900  Guilford Mills, Inc.                                   245
     6,300  Johnstown American Industries, Inc.*                    20
     4,500  Oneita Industries, Inc.*                                18
    22,100  Tultex Corp.*                                          120
    13,300  Unifirst Corp.                                         246
            TEXTILES - 1.0% (CONT'D.)
    11,500  Worldtex, Inc.*                                    $    86
                                                             ---------
                                                                 1,616
                                                             ---------

            TOBACCO PRODUCTS - 0.2%
     2,600  American Filtrona Corp.                                 82
     3,200  Culbro Corp.*                                          178
                                                             ---------
                                                                   260
                                                             ---------

            TRANSPORTATION PARTS AND EQUIPMENT - 2.7%
    11,500  AAR Corp.                                              266
    21,200  Arvin Industries, Inc.                                 522
    10,300  Avondale Industries, Inc.*                             192
    13,100  Brilliance China Automotive Holdings Ltd.               54
     5,300  Durakon Industries, Inc.*                               66
     8,200  Excel Industries, Inc.                                 139
    35,800  Federal-Mogul Corp.                                    756
     9,700  Greenbrier, Inc.                                       112
    10,300  Huffy Corp.                                            139
    15,900  Interpool, Inc.                                        334
    11,200  MK Rail Corp.*                                          70
     6,600  Molecular Dynamics, Inc.*                               51
    24,900  Orbital Sciences Corp.*                                442
     5,200  R & B, Inc.*                                            40
    32,300  Roadmaster Industries, Inc.*                            52
    20,500  Rohr, Inc.*                                            402
     8,300  SPX Corp.                                              248
    12,600  Standard Products Co.                                  318
     7,800  Todd Shipyards Corp.*                                   51
    13,400  UNC, Inc.*                                             119
     6,900  Walbro Corp.                                           131
                                                             ---------
                                                                 4,504
                                                             ---------

            TRANSPORTATION SERVICES - 3.9%
    18,500  Airborne Freight Corp.                                 395
     9,900  Alaska Air Group, Inc.*                                212
     5,000  Allied Holdings, Inc.*                                  51
     8,100  Amtran, Inc.*                                           71
     4,900  Anuhco, Inc.*                                           37
    23,400  APL Ltd.                                               503
    14,600  Arkansas Best Corp.                                     93
     3,300  Builders Transport, Inc.*                               21
     5,500  Celadon Group, Inc.*                                    50
     8,000  Florida East Coast Industries, Inc.                    660
    12,400  Frozen Food Express Industries, Inc.                   119
     2,500  FRP Properties, Inc.*                                   51
            TRANSPORTATION SERVICES - 3.9% (CONT'D.)
     4,900  Great Lakes Aviation Ltd.*                        $     13
    42,300  Greyhound Lines, Inc.*                                 143
    11,400  Harper Group Co.                                       234
    35,900  Hunt (J.B.) Transportation Services, Inc.              570
     3,125  International Shipholding Corp.                         59
     3,300  KLLM Transport Services, Inc.*                          39
     9,400  M.S. Carrier Co.*                                      181
     8,200  Maritrans, Inc.                                         50
     1,900  Marten Transport Ltd.*                                  25
     5,700  Matlack Systems, Inc.*                                  42
    22,300  Mesa Airlines, Inc.*                                   201
    14,000  Offshore Logistics, Inc.*                              201
     3,000  Oglebay Norton Co.                                     127
     5,500  Old Dominion Freight Line, Inc.*                        51
    22,400  OMI Corp.*                                             160
    34,350  Overseas Shipholding Group, Inc.                       567
     4,200  PS Group, Inc.*                                         54
     6,200  Railtex, Inc.*                                         148
     7,900  Skywest, Inc.                                          113
     9,900  Tower Air, Inc.                                         43
     3,700  Trism, Inc.*                                            15
    20,600  USFreightways Corp.                                    422
    36,050  Werner Enterprises, Inc.                               577
    24,100  Yellow Corp.*                                          313
                                                             ---------
                                                                 6,611
                                                             ---------

            WATER SUPPLY - 0.8%
     4,300  Aquarian Co.                                           114
     4,200  California Water Service Co.                           160
     7,800  Consumers Water Co.                                    140
     4,700  Cuno, Inc.*                                             73
     4,700  E'Town Corp.                                           138
     2,100  SJW Corp.                                               82
     5,000  Southern California Water Co.                          116
    28,268  United Water Resources, Inc.                           466
                                                             ---------
                                                                 1,289
                                                             ---------

            WHOLESALE - 3.2%
     4,600  AM International, Inc.*                                 10
     4,600  Atchison Casting Corp.*                                 70
    11,900  Banner Aerospace, Inc.*                                100
     4,800  Bearings, Inc.                                         137
     9,656  Bell Industries, Inc.*                                 150
     8,200  BMC West Corp.*                                        114
            WHOLESALE - 3.2% (CONT'D.)
     6,500  Cellular Communications of Puerto
            Rico, Inc.*                                     $      166
    13,900  Commercial Metals Co.                                  455
     8,000  Cygne Designs, Inc.*                                    10
     5,900  Deckers Outdoor Corp.*                                  53
    13,900  Ekco Group, Inc.                                        64
    16,438  Foxmeyer Health Corp.*                                  58
     8,200  Getty Petroleum Corp.                                  128
     8,300  Graham-Field Health Products, Inc.*                     57
    27,100  Handleman Co.*                                         156
     7,100  Hughes Supply, Inc.                                    263
     9,700  IGEN, Inc.*                                             70
    24,600  Intelligent Electronics, Inc.                          204
    15,800  International Multifoods Corp.                         257
    15,200  Marshall Industries Co.*                               458
    21,800  Merisel, Inc.*                                          42
    10,900  Microage, Inc.*                                        206
     7,000  Morgan Products Ltd. Co.*                               53
     8,300  Nash-Finch Co.                                         134
    11,600  NBTY, Inc.*                                            191
    13,100  Noel Group, Inc.*                                      100
     2,500  Noland Co.                                              51
    22,800  Owens & Minor, Inc. Holding Co.                        217
     9,300  Pulte Corp.                                            238
     7,200  Rentrak Corp.*                                          28
    15,700  Rexel, Inc.*                                           247
     9,400  Richardson Electronics Ltd.                             75
    13,200  Russ Berrie & Co., Inc.                                213
    11,000  Sciclone Pharmaceuticals, Inc.*                        107
     8,400  Shaman Pharmaceuticals, Inc.*                           58
     3,200  Software Spectrum, Inc.*                                96
     7,398  Standard Commercial Corp.*                              92
     6,000  Sullivan Dental Products, Inc.                          67
     8,500  Super Food Services, Inc.                               97
     8,100  Syncor International Corp.*                             88
     4,700  Vallen Corp.*                                           82
                                                             ---------
                                                                 5,462
                                                             ---------

            Total Common Stocks
            (cost $147,726)                                    161,512
                                                             ---------

            WARRANTS - 0.0%

       255  Millicom American Satellite
            Exp. 6/30/99*                                            0
        27  Royce Laboratories, Inc., Exp. 1998*                     0
            WARRANTS - 0.0% (CONT'D.)
        18  Sound Advice, Inc., Exp. 6/14/99*             $          0
       240  Unitrode Corp., Exp. 8/21/97*                            0
        32  Valley Systems, Inc.*                                    1
        10  York Resh Corp., Class B, Exp. 5/1/97*                   0
        50  Xytronyx, Inc., Class B, Exp. 08/11/01*                 50
                                                             ---------

            Total Warrants
            (cost $0)                                               51
                                                             ---------

            OTHER - 0.0%

     5,000  Escrow American Medical Electronics, Inc.*               0
       220  Escrow Millicom, Inc.*                                   0
       300  Escrow Northeast Bancorp, Inc.*                          0
       225  Escrow Statesman Group*                                  0
     1,200  Escrow Takecare, Inc.*                                   0
        51  Jan Bell Marketing, Inc.*                                0
                                                             ---------
                                                                     0
                                                             ---------

            Total Other
            (cost $0)                                                0
                                                             ---------

PRINCIPAL
AMOUNT
(000S)
-----------------------------------------------------------------------

            SHORT-TERM INVESTMENTS - 4.1%

    $6,621  Berliner Handels und Frankfurter,
            Grand Cayman Islands,
            5.875%, 10/1/96                                      6,621
       360  U.S. Treasury Bill,
            4.85%, 10/3/96 <F24>                                   356
                                                             ---------

            Total Short-Term Investments
            (cost $6,977)                                        6,977
                                                             ---------

            Total Investments - 99.9%
            (cost $154,703)                                    168,540

            Other Assets less Liabilities - 0.1%                    20
                                                             ---------

            NET ASSETS - 100.0%                               $168,560
                                                             =========


OPEN FUTURES CONTRACTS:

                                 Principal                       Unrealized
                    Number of     Amount                            Gain
Type                Contracts     (000s)      Position    Exp.     (000s)
---------------------------------------------------------------------------
Russell 2000            11        $1,876        Long     12/96      $32
S&P/Barra Value         24        $4,237        Long     12/96       42
                                                                    ---
                                                                    $74
                                                                    ===

<F24>Security pledged as collateral to cover margin requirements for open futures contracts.

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
INTERNATIONAL GROWTH EQUITY FUND


NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMON STOCKS - 88.9%

            AUSTRALIA - 2.5%
   100,000  Broken Hill Proprietary Co.                       $  1,282
   400,000  News Corp. Ltd.                                      2,098
   200,000  Western Mining Holding Corp. Ltd.                    1,286
                                                             ---------
                                                                 4,666
                                                             ---------

            CANADA - 1.4%
    75,000  Barrick Gold Corp.                                   1,884
    10,000  Potash Corp. of Saskatchewan, Inc.                     731
                                                             ---------
                                                                 2,615
                                                             ---------

            CZECH REPUBLIC - 0.6%
   120,000  Czechoslovakia & Slovak Investment
            Corp.                                                1,061
     8,000  Czechoslovakia & Slovak Investment
            Corp. Warrants                                          10
                                                             ---------
                                                                 1,071
                                                             ---------

            FRANCE - 6.0%
    24,000  Bouygues                                             2,136
    19,000  Cie Generale des Eaux                                2,065
    25,000  Elf Aquitaine S.A.                                   1,956
    30,000  Havas S.A.                                           1,989
    18,000  PSA Peugeot                                          1,984
     9,000  Television Francaise                                 1,001
                                                             ---------
                                                                11,131
                                                             ---------

            GERMANY - 3.9%
     5,000  Mannesmann A.G.                                      1,875
     8,000  Metro A.G.*                                            731
    45,000  Veba A.G.                                            2,357
     6,000  Volkswagen A.G.                                      2,238
                                                             ---------
                                                                 7,201
                                                             ---------

            HONG KONG - 3.7%
   200,000  Citic Pacific Ltd.                                     905
 1,400,000  Hong Kong Telecommunication Ltd.                     2,534
   265,000  Hutchison Whampoa Ltd.                               1,782
   175,000  Swire Pacific Ltd.                                   1,567
                                                             ---------
                                                                 6,788
                                                             ---------

            ITALY - 2.6%
 1,200,000  Credito Italiano                                     1,379
            ITALY - 2.6% (CONT'D.)
   750,000  Pirelli S.p.A.                                      $1,367
   600,000  Stet Societa Finanziaria Telefonica S.p.A.           2,083
                                                             ---------
                                                                 4,829
                                                             ---------

            JAPAN - 32.3%
   150,000  Asahi Bank                                           1,710
     6,000  Bellsystem, Inc.                                       835
    60,000  Canon Sales Co., Inc.                                1,632
    55,000  CMK Corp.                                              825
    50,700  CSK Corp.                                            1,580
    20,000  Familymart                                             896
    20,000  Forval Corp.                                         1,020
   275,000  Hitachi Zosen Corp.                                  1,405
    75,000  Honda Motor Co. Ltd.                                 1,885
    90,000  Industrial Bank of Japan                             2,012
     7,200  Industrial Bank of Japan Rights                         82
   350,000  Ishikawajima Harima Heavy
            Industries Co. Ltd.                                  1,694
   325,000  Isuzu Motors Ltd.                                    1,765
   130,000  Japan Radio Co.                                      1,926
    10,000  Kyocera Corp.                                          714
    55,000  Laox Co.                                             1,037
   300,000  Long Term Credit Bank of Japan                       2,163
    19,000  Mars Engineering Corp.                               1,135
   405,000  Marubeni Corp.                                       2,109
    30,000  Matsumotokiyoshi                                     1,007
    75,000  Matsushita Electric Industries                       1,259
   165,000  Minebea Co. Ltd.                                     1,465
   150,000  Mitsubishi Estate Co. Ltd.                           2,060
   260,000  Mitsui Marine & Fire Insurance                       1,877
    18,000  Nichiei Co. Ltd.                                     1,186
    16,000  Nichii Gakkan Co.                                      810
   175,000  Nikko Securities Co. Ltd.                            1,870
    30,000  Nintendo Corp. Ltd.                                  1,926
   475,000  Nippon Steel Corp.                                   1,476
       300  Nippon Telegraph & Telephone Corp.                   2,209
   300,000  Nissho Iwai Corp.                                    1,376
   450,000  NKK Corp.*                                           1,155
   240,000  NSK Ltd.                                             1,644
    33,000  Orix Corp.                                           1,274
    44,000  Sagami Chain Co. Ltd.                                  822
    10,000  Sanyo Shinpan Finance Co. Ltd.                         610
   150,000  Showa Shell Sekiyu K.K.                              1,522
    28,000  Sony Corp.                                           1,767
            JAPAN - 32.3% (CONT'D.)
   150,000  Sumitomo Corp.                                    $  1,316
   115,000  Sumitomo Electric Industries                         1,580
   250,000  Teijin Ltd.                                          1,261
    70,000  Tokyo Style Co.                                      1,144
    35,000  Toyota Motor Corp.                                     895
                                                             ---------
                                                                59,936
                                                             ---------

            MALAYSIA - 2.5%
   300,000  Genting Berhad                                       2,178
   100,000  Malayan Banking Berhad                                 993
   400,000  Tenaga Nasional Berhad                               1,406
                                                             ---------
                                                                 4,577
                                                             ---------

            MEXICO - 0.5%
   450,000  Cifra S.A. ADR                                         625
    15,000  Coca-Cola Femsa S.A. ADR                               356
                                                             ---------
                                                                   981
                                                             ---------

            NETHERLANDS - 3.3%
    23,000  Akzo Nobel N.V.                                      2,788
    30,000  Koninklijke Ahold N.V.                               1,716
    40,000  Vendex International N.V.                            1,572
                                                             ---------
                                                                 6,076
                                                             ---------

            NORWAY - 1.3%
    25,000  Norsk Hydro ASA                                      1,171
    80,000  Saga Petroleum ASA                                   1,292
                                                             ---------
                                                                 2,463
                                                             ---------

            PHILIPPINES - 0.5%
    15,000  Philippine Long Distance Telephone Co.                 932
                                                             ---------
            SINGAPORE - 2.3%
    75,000  Development Bank of Singapore Ltd.                     922
   300,000  Keppel Corp. Ltd.                                    2,322
   100,000  United Overseas Bank Ltd.                              973
                                                             ---------
                                                                 4,217
                                                             ---------

            SOUTH AFRICA - 0.1%
    10,000  South African Breweries Ltd.                           267
                                                             ---------

            SPAIN - 2.0%
    30,000  Banco Santander S.A.                                 1,561
            SPAIN - 2.0% (CONT'D.)
    65,000  Repsol S.A. ADR                                  $   2,153
                                                             ---------
                                                                 3,714
                                                             ---------

            SWEDEN - 2.6%
    12,000  Asea AB                                              1,268
    55,000  Astra AB                                             2,325
   100,000  Stora Kopparbergs Bergslags Aktiebolag               1,298
                                                             ---------
                                                                 4,891
                                                             ---------

            SWITZERLAND - 3.9%
     2,700  Ciba-Geigy A.G.                                      3,455
    25,000  CS Holdings A.G.                                     2,473
     9,000  SMH A.G.                                             1,360
                                                             ---------
                                                                 7,288
                                                             ---------

            TAIWAN - 1.3%
   700,000  Far Eastern Department Stores Ltd.                     940
   800,000  Pacific Construction Corp.*                            754
   400,000  Teco Electric & Machinery                              742
                                                             ---------
                                                                 2,436
                                                             ---------

            UNITED KINGDOM - 15.6%
   150,000  Barclays PLC                                         2,202
   200,000  Boots Co. PLC                                        1,948
   100,000  British Airport Authority PLC                          772
   375,000  Cable & Wireless PLC                                 2,629
   225,000  Commercial Union PLC                                 2,112
   375,000  General Electric Co. PLC                             2,319
    70,000  Glaxo Wellcome PLC ADR                               2,179
   300,000  Guinness PLC                                         2,146
   165,000  Imperial Chemical Industries PLC                     2,180
   150,000  Kingfisher PLC                                       1,485
   225,000  Marks & Spencer PLC                                  1,746
   300,000  Rank Organization PLC                                2,003
   100,000  RTZ Corp. PLC                                        1,530
   400,000  Tomkins PLC                                          1,735
    60,000  Vodafone Group PLC ADR                               2,047
                                                             ---------
                                                                29,033
                                                             ---------

            Total Common Stocks
            (cost $162,573)                                    165,112
                                                             ---------


            PREFERRED STOCKS - 2.9%

            GERMANY
    65,000  Henkel KGaA                                      $   2,830
    15,000  SAP A.G.                                             2,533
                                                             ---------

            Total Preferred Stocks
            (cost $5,068)                                        5,363
                                                             ---------

            OTHER - 4.4%

            JAPAN
 3,000,000  Nikkei 300 Stock Index Fund*                         8,323
                                                             ---------

            Total Other
            (cost $8,569)                                        8,323
                                                             ---------

PRINCIPAL
AMOUNT
(000S)
----------------------------------------------------------------------

            SHORT-TERM INVESTMENT - 3.8%

    $6,998  Berliner Handels und Frankfurter,
            Grand Cayman Islands,
            5.875%, 10/1/96                                      6,998
                                                             ---------

            Total Short-Term Investment
            (cost $6,998)                                        6,998
                                                             ---------

            Total Investments - 100.0%
            (cost $183,208)                                    185,796

            Liabilities less Other Assets - (0.0)%                (18)
                                                             ---------

            NET ASSETS - 100.0%                               $185,778
                                                             =========



At September 30, 1996, the International Growth Equity Fund's investments, excluding the short-term investment, were diversified as follows:

Industry
Sector
----------------------------------------------------------------------
Auto                                                              4.9%
Basic Industries/Energy                                           16.5
Capital Goods                                                      6.3
Consumer Goods                                                    13.0
Drugs                                                              2.5
Financial Services                                                14.3
Multimedia                                                         2.3
Real Estate                                                        1.6
Retail                                                             8.1
Technology                                                         6.7
Telecommunications                                                 2.4
Other                                                             21.4
                                                             ---------
Total                                                           100.0%
                                                             =========


See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
INTERNATIONAL SELECT EQUITY FUND

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMON STOCKS - 85.8%

            BRAZIL - 1.4%
    20,000  Telebras ADR<F25>                                 $  1,570
                                                             ---------

            FRANCE - 4.0%
    40,000  Sidel, S.A.                                          2,403
    20,000  Television Francaise                                 2,224
                                                             ---------
                                                                 4,627
                                                             ---------
            GERMANY - 2.0%
    20,000  SGL Carbon A.G.                                      2,334
                                                             ---------

            HONG KONG - 4.2%
 1,600,000  First Pacific Co. Ltd.                               2,421
   275,000  Swire Pacific Ltd.                                   2,463
                                                             ---------
                                                                 4,884
                                                             ---------

            INDIA - 1.1%
   120,000  Steel Authority of India Ltd.                        1,272
                                                             ---------

            INDONESIA - 2.9%
   250,000  PT Hanjaya Mandala Sampoerna                         2,433
   135,000  PT Tri Polyta Indonesia ADR                            979
                                                             ---------
                                                                 3,412
                                                             ---------

            JAPAN - 25.5%
    50,000  Familymart                                           2,240
   500,000  Hitachi Zosen Corp.                                  2,554
    93,500  Laox Co.                                             1,763
    40,000  Mars Engineering Corp.                               2,388
   450,000  Marubeni Corp.                                       2,343
   250,000  Minebea Co. Ltd.                                     2,220
    40,000  Nichiei Co. Ltd.                                     2,636
   200,000  Nikko Securities Co. Ltd.                            2,137
    40,000  Nintendo Corp. Ltd.                                  2,568
    20,000  Sanyo Shinpan Finance Co. Ltd.                       1,221
    40,000  Sony Corp.                                           2,525
   175,000  Sumitomo Electric Industries                         2,404
   200,000  Suzuki Motor Co. Ltd.                                2,443
                                                             ---------
                                                                29,442
                                                             ---------

            MALAYSIA - 1.9%
   300,000  Genting Berhad                                       2,178
                                                             ---------

            MEXICO - 3.1%
 1,200,000  Cifra S.A. ADR                                      $1,668
    85,000  Grupo Casa Autrey S.A. de C.V. ADR                   1,902
                                                             ---------
                                                                 3,570
                                                             ---------

            NETHERLANDS - 3.0%
    80,000  Cap Gemini N.V.                                      1,894
    70,000  Toolex Alpha N.V.*                                   1,575
                                                             ---------
                                                                 3,469
                                                             ---------

            NORWAY - 1.5%
    50,000  Nera A.S.                                            1,700
                                                             ---------

            PERU - 2.0%
   100,000  Telefonica del Peru S.A., Class B                    2,288
                                                             ---------
            PHILIPPINES - 1.3%
 1,200,000  Ayala Land, Inc., Class B                            1,464
                                                             ---------

            PORTUGAL - 1.7%
    75,000  Portugal Telecom S.A. ADR                            1,931
                                                             ---------

            SINGAPORE - 2.0%
   300,000  Keppel Corp. Ltd.                                    2,322
                                                             ---------

            SOUTH AFRICA - 1.7%
    75,000  South Africa Breweries Ltd.                          2,000
                                                             ---------

            SWEDEN - 1.8%
    50,000  Astra AB                                             2,114
                                                             ---------

            SWITZERLAND - 4.2%
     2,000  Ciba-Geigy A.G.                                      2,559
    15,000  SMH A.G.                                             2,268
                                                             ---------
                                                                 4,827
                                                             ---------

            TAIWAN - 2.2%
    37,500  Cathay Life Insurance                                  240
 1,750,000  Far Eastern Department Stores Ltd.                   2,350
                                                             ---------
                                                                 2,590
                                                             ---------

            THAILAND - 1.5%
   400,000  Krung Thai Bank Public Co. Ltd.                      1,715
                                                             ---------


            UNITED KINGDOM - 16.8%
   200,000  Barclays PLC                                      $  2,936
   350,000  British Airport Authority PLC                        2,703
   450,000  Cable & Wireless PLC                                 3,155
   400,000  General Electric Co. PLC                             2,473
    80,000  Glaxo Wellcome PLC ADR                               2,490
   650,000  Tomkins PLC                                          2,820
    85,000  Vodaphone Group PLC ADR                              2,901
                                                             ---------
                                                                19,478
                                                             ---------

            Total Common Stocks
            (cost $98,375)                                      99,187
                                                             ---------

            PREFERRED STOCKS - 3.8%

            GERMANY
     8,000  Fresenius A.G.                                       1,479
    17,000  SAP A.G.                                             2,859
                                                             ---------

            Total Preferred Stocks
            (cost $3,306)                                        4,338
                                                             ---------
            OTHER - 4.4%

            JAPAN
     8,800  Industrial Bank of Japan Rights*                       100
 1,800,000  Nikkei 300 Stock Index Fund*                         4,994
                                                             ---------

            Total Other
            (cost $5,242)                                        5,094
                                                             ---------

PRINCIPAL
AMOUNT
(000S)
----------------------------------------------------------------------

            SHORT-TERM INVESTMENTS - 7.7%

    $4,623  Berliner Handels und Frankfurter,
            Grand Cayman Islands,
            5.875%, 10/1/96                                      4,623
     4,335  FHLB Discount Note,
            5.70%, 10/1/96                                       4,335
                                                             ---------

            Total Short-Term Investments
            (cost $8,958)                                        8,958
                                                             ---------


                                                                 VALUE
                                                                (000S)
----------------------------------------------------------------------
            Total Investments - 101.7%
            (cost $115,881)                                   $117,577

            Liabilities less Other Assets - (1.7)%             (1,910)
                                                             ---------

            NET ASSETS - 100.0%                               $115,667
                                                             =========


<F25>Security exempt from registration under Rule 144A of the Securities Act of
     1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $1,570,000 or 1.4% of net assets.


At September 30, 1996, the International Select Equity Fund's investments, excluding short-term investments, were diversified as follows:

Industry
Sector
----------------------------------------------------------------------
Auto                                                              2.3%
Basic Industries/Energy                                           17.8
Capital Goods                                                      9.5
Consumer Goods                                                    15.1
Drugs                                                              7.5
Financial Services                                                11.6
Retail                                                             7.5
Technology                                                        10.7
Other                                                             18.0
                                                                ------
Total                                                           100.0%
                                                                ======

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
TECHNOLOGY FUND


NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            COMMON STOCKS - 97.0%

            AEROSPACE/DEFENSE EQUIPMENT - 0.4%
     6,300  REMEC, Inc.*                                       $    89
                                                             ---------

            COMMUNICATIONS EQUIPMENT - 20.5%
    15,575  3Com Corp.*                                            935
     5,775  ADC Telecommunications, Inc.*                          370
     4,500  Ascend Communications, Inc.*                           297
     9,050  Bay Networks, Inc.*                                    247
    17,975  Cisco Systems, Inc.*                                 1,115
     4,000  Coherent Communications Systems Corp.*                  76
    11,600  Ericsson (L.M.) Telephone Co. ADR, Class B             294
     5,000  General Instrument Corp.*                              124
     6,000  Lightbridge, Inc.*                                      71
     6,300  Newbridge Networks Corp*                               401
    10,700  Tellabs, Inc.*                                         756
                                                             ---------
                                                                 4,686
                                                             ---------

            COMPUTER PERIPHERALS - 6.0%
    18,325  EMC Corp.*                                             415
    10,000  HMT Technology Corp.*                                  217
    13,075  Seagate Technology, Inc.*                              730
                                                             ---------
                                                                 1,362
                                                             ---------

            COMPUTER SOFTWARE AND SERVICES - 36.9%
     8,950  Adobe Systems, Inc.                                    333
     7,175  America Online, Inc.*                                  256
     2,500  Broderbund Software, Inc.*                              72
     4,287  Cadence Design Systems, Inc.*                          153
     5,000  Check Point Software Technologies Ltd.*                169
     9,662  Computer Associates International, Inc.                577
     7,375  Computer Sciences Corp.*                               567
    10,000  Dassault Systemes S.A. ADR*                            419
    13,500  Electronic Arts Inc.*                                  505
     6,500  Electronic Data Systems Corp.                          399
       900  Forte Software, Inc.*                                   35
     9,075  Gartner Group, Inc., Class A*                          309
     4,500  HNC Software, Inc.*                                    180
     7,000  Industri-Matematik International Corp.*                 87
     2,000  Inso Corp.*                                            109
     5,000  Intelligroup, Inc.*                                     69
     1,800  International Network Services*                         63
     1,800  Intuit Inc.*                                            57
     3,375  McAfee Associates, Inc.*                               233
     6,525  Microsoft Corp.*                                       860
            COMPUTER SOFTWARE AND
            SERVICES - 36.9% (CONT'D.)
     6,000  Objective Systems Integrators, Inc.*               $   124
    17,287  Oracle Corp.*                                          736
    10,750  Parametric Technology Corp.*                           531
     6,650  Peoplesoft, Inc.*                                      554
     3,089  Pure Atria Corp.*                                      117
     4,900  Siebel Systems, Inc.*                                  204
     9,000  Synopsys, Inc.*                                        415
     9,500  Technology Modeling Associates, Inc.*                  124
    10,000  USCS International, Inc.*                              175
                                                             ---------
                                                                 8,432
                                                             ---------

            COMPUTER SYSTEMS - 12.1%
     6,525  Dell Computer Corp.*                                   507
     5,700  Gateway 2000, Inc.*                                    273
    14,975  Hewlett-Packard Co.                                    730
     4,525  International Business Machines Corp.                  563
     9,750  Silicon Graphics, Inc.*                                216
     7,800  Sun Microsystems, Inc.*                                485
                                                             ---------
                                                                 2,774
                                                             ---------

            DATA PROCESSING - 4.0%
    10,400  Automatic Data Processing, Inc.                        454
     5,550  First Data Corp.                                       453
                                                             ---------
                                                                   907
                                                             ---------
            ELECTRICAL AND ELECTRONIC
            COMPONENTS - 14.1%
    10,000  Analog Devices, Inc.*                                  271
     4,350  Applied Materials, Inc.*                               120
     2,000  Cymer, Inc.*                                            36
     3,500  DuPont Photomasks, Inc.*                                98
    11,250  Intel Corp.                                          1,074
    11,325  KLA Instruments Corp.*                                 255
    11,625  Linear Technology Corp.                                429
     1,925  Motorola, Inc.                                          99
     5,800  Texas Instruments, Inc.                                320
    15,275  Xilinx, Inc.*                                          519
                                                             ---------
                                                                 3,221
                                                             ---------

            INDUSTRIAL AUDIO/VIDEO PRODUCTS - 1.0%
    15,000  SRS Labs, Inc.*                                        232
                                                             ---------

            MEDICAL PRODUCTS AND
            PHARMACEUTICALS -- 2.0%
     2,500  Applied Analytical Industries, Inc.*             $      57
     1,800  Arterial Vascular Engineering, Inc.*                    48
     1,500  Heartport, Inc.*                                        39
     5,000  QIAGEN N.V.*                                           147
     2,500  Sonus Pharmaceuticals, Inc.*                            47
     6,500  Ventana Medical Systems, Inc.*                         120
                                                             ---------
                                                                   458
                                                             ---------

            Total Common Stocks
            (cost $19,217)                                      22,161
                                                             ---------

PRINCIPAL
AMOUNT
(000S)
----------------------------------------------------------------------

            SHORT-TERM INVESTMENT - 3.8%

      $872  Berliner Handels und Frankfurter,
            Grand Cayman Islands,
            5.875%, 10/1/96                                        872
                                                             ---------

            Total Short-Term Investment
            (cost $872)                                            872
                                                             ---------

            Total Investments - 100.8%
            (cost $20,089)                                      23,033

            Liabilities less Other Assets - (0.8)%               (177)
                                                             ---------

            NET ASSETS - 100.0%                                $22,856
                                                             =========


See Notes to the Financial Statements.



NOTES TO THE
FINANCIAL STATEMENTS
September 30, 1996
(Unaudited)

1. ORGANIZATION

Northern Funds was organized October 12, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Money Market, U.S. Government Money Market, Municipal Money Market, U.S. Government Select Money Market, California Municipal Money Market, U.S. Government, Fixed Income, Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Tax-Exempt, International Fixed Income, Income Equity, Growth Equity, Select Equity, Small Cap (formerly known as the Small Cap Growth Fund), International Growth Equity, International Select Equity and Technology Funds (collectively the "Funds") are separate, diversified investment portfolios of Northern Funds, except the California Municipal Money Market, Florida Intermediate Tax-Exempt and International Fixed Income Funds which are non-diversified portfolios of Northern Funds. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective. All of the Funds commenced investment operations during April 1994, with the exception of the California Municipal Money Market, U.S. Government Select Money Market, Florida Intermediate Tax-Exempt and Technology Funds, which commenced investment operations during November 1994, December 1994, August 1996 and April 1996, respectively.
  The Funds have entered into an Investment Advisory Agreement with The
Northern Trust Company ("Northern Trust" or the "Adviser"). Northern Trust also serves as custodian, fund accountant and transfer agent for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities which are traded on a recognized U.S. or foreign securities exchange are generally valued at the last quoted sales price on the securities exchange on which the securities are primarily traded. If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities that are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are generally valued at the last sales price. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B Repurchase Agreements - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C FUTURES CONTRACTS - Certain Funds may enter into long futures contracts to maintain liquidity or short futures contracts for hedging purposes. These Funds may also enter into futures contracts for speculative purposes. Futures contracts are valued based upon their quoted daily settlement prices; changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.
       The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is required to make a margin deposit in a segregated account of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recognized and payments are made, on a daily basis, between the Fund and the broker. The Statement of Operations reflects gains and losses as realized for closed futures contracts and as unrealized for open contracts. At September 30, 1996, the Small Cap Fund had entered into exchange-traded futures contracts. The aggregate market value of investments pledged to cover margin requirements for open positions at September 30, 1996 was approximately $356,000.

D OPTIONS CONTRACTS - Certain Funds may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging purposes or for the purpose of earning additional income. In addition, the International Fixed Income, International Growth Equity and International Select Equity Funds may enter into such transactions for cross-hedging purposes.
       The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities.
     The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
       When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.
     If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in put options written for the six months ending September 30, 1996 for the Growth Equity Fund were as follows:

                                         NUMBER OF         PREMIUMS
                                         CONTRACTS          (000S)
     --------------------------------------------------------------
     Options outstanding at
       beginning of year                    115              $229
     Options written                        232               454
     Options terminated in closing
       purchase transactions              (230)             (461)
     Options expired                          -                 -
     Options outstanding at 9/30/96         117              $222
     --------------------------------------------------------------

       The Fund did not write call options during the six months ended September 30, 1996.

E FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of the Funds' foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Funds' foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in a Fund's financial statement. A Fund records realized gains or losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
       At September 30, 1996, there were no outstanding contracts.

G ORGANIZATION COSTS - Organization expenses of approximately $1,030,000 have been deferred and are being amortized on a straight-line basis through 1999.

H INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis and includes amortization of discounts and premiums. Dividends from foreign securities are recorded on ex-date, or as soon as the information is available.

I EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

J DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                                     DECLARATION           PAYMENT
                                      FREQUENCY           FREQUENCY
----------------------------------------------------------------------
Money Market                            Daily               Monthly
U.S. Government Money
  Market                                Daily               Monthly
Municipal Money Market                  Daily               Monthly
U.S. Government Select
  Money Market                          Daily               Monthly
California Municipal
  Money Market                          Daily               Monthly
U.S. Government                         Daily               Monthly
Fixed Income                            Daily               Monthly
Intermediate Tax-Exempt                 Daily               Monthly
Florida Intermediate Tax-Exempt         Daily               Monthly
Tax-Exempt                              Daily               Monthly
International Fixed Income              Daily               Quarterly
Income Equity                           Monthly             Monthly
Growth Equity                           Quarterly           Quarterly
Select Equity                           Annually            Annually
Small Cap                               Annually            Annually
International Growth Equity             Annually            Annually
International Select Equity             Annually            Annually
Technology                              Annually            Annually
-----------------------------------------------------------------------

       Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.
       The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with generally accepted accounting principles due to differences in the treatment and recognition of investment income and realized gains (losses). These differences are primarily related to foreign currency transactions, deferral of wash sales and capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

K FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

L RECLASSIFICATIONS - At March 31, 1996, the Funds made reclassifications among their capital accounts to reflect the characterization of certain income and capital gains distributions for federal income tax purposes, as follows:

                            UNDISTRIBUTED     UNDISTRIBUTED
                                 NET               NET            PAID
AMOUNTS IN                    INVESTMENT         CAPITAL           IN
THOUSANDS                       INCOME            GAINS         CAPITAL
-------------------------------------------------------------------------
Money Market                   $   50            $    -          $(50)
U.S. Government
  Money Market                     15                 -           (15)
Municipal Money
  Market                           36                 -           (36)
U.S. Government Select
  Money Market                      5                 -            (5)
California Municipal
  Money Market                      5                 -            (5)
U.S. Government                  (82)               106           (24)
Fixed Income                    (125)               183           (58)
Intermediate Tax-
  Exempt                           39                 -           (39)
Tax-Exempt                         26                 -           (26)
International Fixed
  Income                          225             (207)           (18)
Income Equity                      13                 -           (13)
Growth Equity                      18                 -           (18)
Select Equity                      10                 -           (10)
Small Cap                        (79)                93           (14)
International Growth
  Equity                        1,371           (1,354)           (17)
International Select
  Equity                         (66)                81           (15)
-------------------------------------------------------------------------

       These reclassifications have no impact on the net asset value of the Funds and are primarily due to differing treatments of foreign currency gains, asset-backed securities and certain fees and expenses.


3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the period ended September 30, 1996, the Adviser voluntarily agreed to waive a portion of its advisory fees as applied to each Fund's daily net assets. Northern Trust had also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                            ANNUAL            ADVISORY
                           ADVISORY          FEES AFTER        EXPENSE
                             FEES             WAIVERS        LIMITATIONS
------------------------------------------------------------------------
Money Market                  0.60%            0.40%             0.55%
U.S. Government
  Money Market                0.60%            0.40%             0.55%
Municipal Money
  Market                      0.60%            0.40%             0.55%
U.S. Government Select
  Money Market                0.60%            0.25%             0.40%
California Municipal
  Money Market                0.60%            0.30%             0.45%
U.S. Government               0.75%            0.75%             0.90%
Fixed Income                  0.75%            0.75%             0.90%
Intermediate Tax-
  Exempt                      0.75%            0.70%             0.85%
Florida Intermediate
  Tax-Exempt                  0.75%            0.70%             0.85%
Tax-Exempt                    0.75%            0.70%             0.85%
International Fixed
  Income                      0.90%            0.90%             1.15%
Income Equity                 1.00%            0.85%             1.00%
Growth Equity                 1.00%            0.85%             1.00%
Select Equity                 1.20%            0.85%             1.00%
Small Cap                     1.20%            0.85%             1.00%
International Growth
  Equity                      1.20%            1.00%             1.25%
International Select
  Equity                      1.20%            1.00%             1.25%
Technology                    1.20%            1.00%             1.25%
-----------------------------------------------------------------------

  Prior to December 1, 1995, the annual advisory fees, advisory fees after waivers and expense limitations for the Money Market, U.S. Government Money Market, Municipal Money Market, U.S. Government Select Money Market and California Municipal Money Market Funds were as follows:

                            ANNUAL            ADVISORY
                           ADVISORY          FEES AFTER        EXPENSE
                             FEES             WAIVERS        LIMITATIONS
-------------------------------------------------------------------------
Money Market                  0.60%            0.35%             0.45%
U.S. Government
  Money Market                0.60%            0.35%             0.45%
Municipal Money
  Market                      0.60%            0.35%             0.45%
U.S. Government Select
  Money Market                0.60%            0.20%             0.30%
California Municipal
  Money Market                0.60%            0.25%             0.35%
------------------------------------------------------------------------

  The Funds have entered into an administrative agreement with Sunstone Financial Group, Inc. ("Sunstone") for certain administrative services.
Pursuant to its administrative agreement with the Funds, Sunstone is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets. For the period ended September 30, 1996, Sunstone voluntarily agreed to waive a portion of its administration fees as shown on the accompanying Statements of Operations.

4. BANK LOANS

Northern Funds maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
  There were no borrowings during the period ended September 30, 1996.


5. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended September 30, 1996 were as follows:

                                      PURCHASES                  SALES
                               ----------------------------------------------
                                 U.S.                      U.S.
AMOUNTS IN THOUSANDS          GOVERNMENT      OTHER     GOVERNMENT     OTHER
-----------------------------------------------------------------------------
U.S. Government                $80,012      $      -      $63,084    $      -
Fixed Income                    18,645        23,742       26,117       6,099
Intermediate Tax-Exempt              -        88,496            -      98,281
Florida Intermediate Tax-Exempt      -         7,611            -       3,303
Tax-Exempt                           -        10,968            -       3,843
International Fixed Income           -         3,581            -       3,115
Income Equity                        -        26,802            -      21,776
Growth Equity                        -       103,219            -      81,593
Select Equity                        -        19,279            -      11,403
Small Cap                            -        19,706            -      16,659
International Growth Equity          -       175,616            -     169,254
International Select Equity          -        83,823            -      73,957
Technology                           -        21,346            -       1,989
-----------------------------------------------------------------------------

  At September 30, 1996, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and options (including the effects of foreign currency translation) and cost basis of securities were approximately as follows:

                                                           NET         COST
                           UNREALIZED    UNREALIZED   APPRECIATION   BASIS OF
AMOUNTS IN THOUSANDS      APPRECIATION  DEPRECIATION (DEPRECIATION) SECURITIES
 -----------------------------------------------------------------------------
U.S. Government             $  1,272      $  1,523      $   (251)     $162,280
Fixed Income                   1,116         1,904          (788)      108,410
Intermediate Tax-Exempt        3,237           969          2,268      258,510
Florida Intermediate
  Tax-Exempt                      20             4             16        4,339
Tax-Exempt                     3,894           269          3,625      124,476
International Fixed Income       827           232            595       14,932
Income Equity                  6,020         1,013          5,007       60,278
Growth Equity                 49,305         1,398         47,907      222,632
Select Equity                  7,790           226          7,564       37,882
Small Cap                     29,078        15,241         13,837      154,703
International Growth Equity    7,368         5,349          2,019      183,777
International Select Equity    5,862         5,008            854      116,723
Technology                     3,507           563          2,944       20,089
-------------------------------------------------------------------------------

  At March 31, 1996, the Funds' most recent fiscal year end, the approximate capital loss carryforwards for U.S. federal income tax purposes were $1,024,000 for the International Select Equity Fund, expiring in the years 2003 and 2004 and $1,260,000 for the International Growth Equity Fund, expiring in the year 2004. These capital loss carryforwards are available to offset future capital gains.


6. CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the period ended September 30, 1996 were as follows:

                                          REINVESTMENT                   NET
AMOUNTS IN THOUSANDS           SOLD       OF DIVIDENDS    REDEEMED     INCREASE
--------------------------------------------------------------------------------
U.S. Government                2,505            14            988        1,531
Fixed Income                   1,655            50            916          789
Intermediate Tax-Exempt        3,728             5          3,002          731
Florida Intermediate
  Tax-Exempt                     463             -              -          463
Tax-Exempt                     1,121             7            704          424
International Fixed Income       160             7            144           23
Income Equity                    795             6            369          432
Growth Equity                  3,477             9          1,452        2,034
Select Equity                    874             -            329          545
Small Cap                      1,767             -          1,299          468
International Growth Equity    1,857             -          1,703          154
International Select Equity    1,537             -            353        1,184
Technology                     1,885             -             25        1,860
--------------------------------------------------------------------------------

  Transactions of shares of the Funds for the year ended March 31, 1996 were as follows:

                                          REINVESTMENT                   NET
AMOUNTS IN THOUSANDS           SOLD       OF DIVIDENDS    REDEEMED     INCREASE
--------------------------------------------------------------------------------
U.S. Government                4,481            26          1,530       2,977
Fixed Income                   4,733            90          1,531        3,292
Intermediate Tax-Exempt        5,018            19          3,208        1,829
Tax-Exempt                     2,065            10          1,770          305
International Fixed Income       500            20            269          251
Income Equity                  1,587             7            683          911
Growth Equity                  8,306            13          1,908        6,411
Select Equity                  1,710             2            536        1,176
Small Cap                      7,400            11          1,691        5,720
International Growth Equity    8,625            50          2,891        5,784
International Select Equity    3,949             5          1,736        2,218
--------------------------------------------------------------------------------

7. SUBSEQUENT EVENT
Effective October 7, 1996, the Stock Index Fund, a separate, diversified investment portfolio, commenced operations.

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This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

NORTHERN FUNDS
P.O. Box 75986
Chicago, IL 60690-6319
1-800-595-9111

(C) 1996 Sunstone Financial Group, Inc., Distributor